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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-05309

First American Investment Funds, Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN	55402
(Address of principal executive offices)	(Zip code)

Charles D. Gariboldi  800 Nicollet Mall, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:   800-677-3863

Date of fiscal year end:   September 30

Date of reporting period:  March 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Report to Shareholders

2005 Semiannual Report

INCOME
FUNDS

First American Income Funds

First American Income funds are primarily comprised of taxable bonds, which are debt obligations issued by a government, federal agency, or corporation to raise money. Investors who buy bonds are actually lending money to the issuer. In return, the issuer pays them interest at a predetermined rate. Income funds generate income that is normally subject to federal, state, and local taxes.

Mutual fund investing involves risk; principal loss is possible.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

FIRST AMERICAN FUNDS ONLINE

@ firstamericanfunds.com

Visit the First American Funds website for useful information on each of our funds, including fund prices, performance, fund management bios, dividends, and downloadable fact sheets. You’ll also find college and retirement planning tools and general investor education.

Online features and functionality include:

•                  The ability to deepen your understanding of the fund family by learning about the full range of investment choices available to you through First American Funds

•                  The ability to educate yourself through market and investment strategy commentaries

We stand behind our commitment to serve you with excellence. For more information, call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.

TABLE OF CONTENTS

Schedule of Investments	18
Statements of Assets and Liabilities	60
Statements of Operations	62
Statements of Changes in Net Assets	64
Financial Highlights	68
Notes to Financial Statements	76
Notice to Shareholders	90

Core Bond fund

Expense Example

As a shareholder of the Core Bond Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004, to March 31, 2005.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (10/1/2004)	Ending Account Value (3/31/2005)	Expenses Paid During Period[1] (10/1/2004 to 3/31/2005)
Class A Actual	$1,000.00	$1,008.40	$4.76
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	$4.78
Class B Actual	$1,000.00	$1,004.60	$8.50
Class B Hypothetical (5% return before expenses)	$1,000.00	$1,016.45	$8.55
Class C Actual	$1,000.00	$1,003.60	$8.49
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,016.45	$8.55
Class R Actual	$1,000.00	$1,006.70	$6.00
Class R Hypothetical (5% return before expenses)	$1,000.00	$1,018.95	$6.04
Class Y Actual	$1,000.00	$1,008.70	$3.51
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.44	$3.53

1Expenses are equal to the fund's annualized expense ratio of 0.95%, 1.70%, 1.70%, 1.20% and 0.70% for Class A, Class B, Class C, Class R and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year/365 days (to reflect the one-half year period).

FIRST AMERICAN FUNDS Semiannual Report 2005

Core Bond fund continued

Portfolio Allocation as of March 31, 2005[1] (% of net assets)
Mortgage Backed	47.4%
U.S. Agency	22.0%
Corporate Bonds	14.7%
Asset Backed	14.1%
Commercial Paper	3.2%
Cash Equivalents	2.3%
U.S. Treasury	0.1%

Credit Quality Distribution as of March 31, 2005[2] (% of market value)
AAA	77.0%
AA	1.0%
A	3.0%
BBB	18.6%
Non-Rated	0.4%

1Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

2The ratings in the above table reflect either the only rating provided by Standard and Poor's or Moody's, or the highest rating provided by the respective rating agency.

Standard and Poor's and Moody's are nationally recognized independent rating agencies for bonds.

FIRST AMERICAN FUNDS Semiannual Report 2005

Corporate Bond fund*

Expense Example

As a shareholder of the Corporate Bond Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004, to March 31, 2005.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

*Effective May 16, 2005, the name of the fund was changed to Total Return Bond Fund and certain changes were made to the fund's investment strategies.

Expense Examples

	Beginning Account Value (10/1/2004)	Ending Account Value (3/31/2005)	Expenses Paid During Period[1] (10/1/2004 to 3/31/2005)
Class A Actual	$1,000.00	$1,011.20	$5.01
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,019.95	$5.04
Class B Actual	$1,000.00	$1,008.40	$8.76
Class B Hypothetical (5% return before expenses)	$1,000.00	$1,016.21	$8.80
Class C Actual	$1,000.00	$1,007.40	$8.76
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,016.21	$8.80
Class R Actual	$1,000.00	$1,011.20	$6.27
Class R Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$6.29
Class Y Actual	$1,000.00	$1,013.40	$3.76
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.19	$3.78

1Expenses are equal to the fund's annualized expense ratio of 1.00%, 1.75%, 1.75%, 1.25%, and 0.75% for Class A, Class B, Class C, Class R and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year/365 days (to reflect the one-half year period).

FIRST AMERICAN FUNDS Semiannual Report 2005

Corporate Bond fund continued

Portfolio Allocation as of March 31, 2005[1] (% of net assets)
Corporate Bonds	82.1%
Mortgage Backed	15.3%
U.S. Government Agency	4.5%
Asset Backed	1.5%
Cash Equivalents	1.1%
Preferred Stock	0.2%
U.S. Treasury	0.1%

Credit Quality Distribution as of March 31, 2005[2] (% of market value)
AAA	12.3%
AA	4.4%
A	39.7%
BBB	29.8%
BB	9.7%
B	4.1%

1Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

2The ratings in the above table reflect either the only rating provided by Standard and Poor's or Moody's, or the highest rating provided by the respective rating agency.

Standard and Poor's and Moody's are nationally recognized independent rating agencies for bonds.

FIRST AMERICAN FUNDS Semiannual Report 2005

High Income Bond fund

Expense Example

As a shareholder of the High Income Bond Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004, to March 31, 2005.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (10/1/2004)	Ending Account Value (3/31/2005)	Expenses Paid During Period[1] (10/1/2004 to 3/31/2005)
Class A Actual	$1,000.00	$1,027.90	$5.06
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,019.95	$5.04
Class B Actual	$1,000.00	$1,024.20	$8.83
Class B Hypothetical (5% return before expenses)	$1,000.00	$1,016.21	$8.80
Class C Actual	$1,000.00	$1,024.10	$8.83
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,016.21	$8.80
Class R Actual	$1,000.00	$1,024.70	$6.31
Class R Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$6.29
Class Y Actual	$1,000.00	$1,029.20	$3.79
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.19	$3.78

1Expenses are equal to the fund's annualized expense ratio of 1.00%, 1.75%, 1.75%, 1.25% and 0.75% for Class A, Class B, Class C, Class R and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year/365 days (to reflect the one-half year period).

FIRST AMERICAN FUNDS Semiannual Report 2005

High Income Bond fund continued

Portfolio Allocation as of March 31, 2005[1] (% of net assets)
Corporate Bonds	91.9%
Mortgage Backed	4.4%
Cash Equivalents	0.5%
Preferred Stock	0.5%

Credit Quality Distribution as of March 31, 2005[2] (% of market value)
AAA	1.7%
BBB	2.9%
BB	33.0%
B	45.2%
CCC	15.2%
C	0.4%
Non-Rated	1.6%

1Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

2The ratings in the above table reflect either the only rating provided by Standard and Poor's or Moody's, or the highest rating provided by the respective rating agency.

Standard and Poor's and Moody's are nationally recognized independent rating agencies for bonds.

FIRST AMERICAN FUNDS Semiannual Report 2005

Inflation Protected Securities fund

Expense Example

As a shareholder of the Inflation Protected Securities Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004, to March 31, 2005.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (10/1/2004)	Ending Account Value (3/31/2005)	Expenses Paid During Period[1] (10/1/2004 to 3/31/2005)
Class A Actual	$1,000.00	$1,021.00	$4.28
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	$4.28
Class C Actual	$1,000.00	$1,017.30	$8.05
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,016.95	$8.05
Class R Actual	$1,000.00	$1,020.80	$5.54
Class R Hypothetical (5% return before expenses)	$1,000.00	$1,019.45	$5.54
Class Y Actual	$1,000.00	$1,022.80	$3.03
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	$3.02

1Expenses are equal to the fund's annualized expense ratio of 0.85%, 1.60%, 1.10% and 0.60% for Class A, Class C, Class R and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year/365 days (to reflect the one-half year period).

FIRST AMERICAN FUNDS Semiannual Report 2005

Inflation Protected Securities fund continued

Portfolio Allocation as of March 31, 2005[1] (% of net assets)
U.S. Government Agency	91.3%
Cash Equivalents	3.2%
Corporate Bonds	2.0%
Asset Backed	1.9%
Mortgage Backed	1.7%

Credit Quality Distribution as of March 31, 2005[2] (% of market value)
AAA	95.4%
AA	0.2%
A	0.1%
BB	2.2%
B	2.1%

1Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

2The ratings in the above table reflect either the only rating provided by Standard and Poor's or Moody's, or the highest rating provided by the respective rating agency.

Standard and Poor's are nationally recognized independent rating agencies for bonds.

FIRST AMERICAN FUNDS Semiannual Report 2005

Intermediate Government Bond fund

Expense Example

As a shareholder of the Intermediate Government Bond Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004, to March 31, 2005.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (10/1/2004)	Ending Account Value (3/31/2005)	Expenses Paid During Period[1] (10/1/2004 to 3/31/2005)
Class A Actual	$1,000.00	$997.70	$3.74
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.19	$3.78
Class Y Actual	$1,000.00	$997.30	$2.99
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	$3.02

1Expenses are equal to the fund's annualized expense ratio of 0.75% and 0.60% for Class A and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year/365 days (to reflect the one-half year period).

FIRST AMERICAN FUNDS Semiannual Report 2005

Intermediate Government Bond fund continued

Portfolio Allocation as of March 31, 2005[1] (% of net assets)
U.S. Government Agency	98.2%
Cash Equivalents	2.4%

Credit Quality Distribution as of March 31, 2005[2] (% of market value)
AAA	100.0%

1Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

2The ratings in the above table reflect either the only rating provided by Standard and Poor's or Moody's, or the highest rating provided by the respective rating agency.

Standard and Poor's and Moody's are nationally recognized independent rating agencies for bonds.

FIRST AMERICAN FUNDS Semiannual Report 2005

Intermediate Term Bond fund

Expense Example

As a shareholder of the Intermediate Term Bond Fund ("the fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004, to March 31, 2005.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (10/1/2004)	Ending Account Value (3/31/2005)	Expenses Paid During Period[1] (10/1/2004 to 3/31/2005)
Class A Actual	$1,000.00	$1,000.60	$3.74
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.19	$3.78
Class Y Actual	$1,000.00	$1,001.40	$2.99
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	$3.02

1Expenses are equal to the fund's annualized expense ratio of 0.75% and 0.60% for Class A and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year/365 days (to reflect the one-half year period).

FIRST AMERICAN FUNDS Semiannual Report 2005

Intermediate Term Bond fund continued

Portfolio Allocation as of March 31, 2005[1] (% of net assets)
U.S. Government Agency	29.7%
Corporate Bonds	25.7%
Asset Backed	23.8%
Mortgage Backed	20.2%
Cash Equivalents	1.3%
U.S. Treasury	0.1%

Credit Quality Distribution as of March 31, 2005[2] (% of market value)
AAA	68.3%
AA	0.5%
A	5.3%
BBB	25.4%
Non-Rated	0.5%

1Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

2The ratings in the above table reflect either the only rating provided by Standard and Poor's or Moody's, or the highest rating provided by the respective rating agency.

Standard and Poor's and Moody's are nationally recognized independent rating agencies for bonds.

FIRST AMERICAN FUNDS Semiannual Report 2005

Short Term Bond fund

Expense Example

As a shareholder of the Short Term Bond Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004, to March 31, 2005.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (10/1/2004)	Ending Account Value (3/31/2005)	Expenses Paid During Period[1] (10/1/2004 to 3/31/2005)
Class A Actual	$1,000.00	$997.40	$3.73
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.19	$3.78
Class Y Actual	$1,000.00	$999.20	$2.99
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	$3.02

1Expenses are equal to the fund's annualized expense ratio of 0.75% and 0.60% for Class A and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year/365 days (to reflect the one-half year period).

FIRST AMERICAN FUNDS Semiannual Report 2005

Short Term Bond fund continued

Portfolio Allocation as of March 31, 2005[1] (% of net assets)
Corporate Bonds	34.7%
Asset Backed	25.2%
Mortgage Backed	27.5%
U.S. Government Agency	11.6%
Cash Equivalents	0.5%

Credit Quality Distribution as of March 31, 2005[2] (% of market value)
AAA	56.8%
AA	3.1%
A	12.4%
BBB	27.7%

1Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

2The ratings in the above table reflect either the only rating provided by Standard and Poor's or Moody's, or the highest rating provided by the respective rating agency.

Standard and Poor's and Moody's are nationally recognized independent rating agencies for bonds.

FIRST AMERICAN FUNDS Semiannual Report 2005

U.S. Government Mortgage fund

Expense Example

As a shareholder of the U.S. Government Mortgage Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004, to March 31, 2005.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (10/1/2004)	Ending Account Value (3/31/2005)	Expenses Paid During Period[1] (10/1/2004 to 3/31/2005)
Class A Actual	$1,000.00	$1,008.80	$4.76
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	$4.78
Class B Actual	$1,000.00	$1,005.10	$8.50
Class B Hypothetical (5% return before expenses)	$1,000.00	$1,016.45	$8.55
Class C Actual	$1,000.00	$1,005.00	$8.50
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,016.45	$8.55
Class R Actual	$1,000.00	$1,007.00	$6.00
Class R Hypothetical (5% return before expenses)	$1,000.00	$1,018.95	$6.04
Class Y Actual	$1,000.00	$1,009.10	$3.51
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.44	$3.53

1Expenses are equal to the fund's annualized expense ratio of 0.95%, 1.70%, 1.70%, 1.20%, and 0.70% for Class A, Class B, Class C, Class R and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year/365 days (to reflect the one-half year period).

FIRST AMERICAN FUNDS Semiannual Report 2005

U.S. Government Mortgage fund continued

Portfolio Allocation as of March 31, 2005[1] (% of net assets)
Mortgage Backed	104.9%
Cash Equivalents	7.3%
Asset Backed	3.4%
U.S. Government Agency	1.7%

Credit Quality Distribution as of March 31, 2005[2] (% of market value)
AAA	97.1%
AA	2.3%
A	0.6%

1Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

2The ratings in the above table reflect either the only rating provided by Standard and Poor's or Moody's, or the highest rating provided by the respective rating agency.

Standard and Poor's and Moody's are nationally recognized independent rating agencies for bonds.

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

Core Bond Fund

DESCRIPTION	PAR (000)	VALUE (000)
U.S. Government Agency Mortgage-Backed Securities – 32.9%
Adjustable Rate (a) – 2.1%
FHLMC Pool 3.796%, 05/01/25, #846757	$476	$489
3.719%, 04/01/29, #847190	4,063	4,151
3.921%, 03/01/30, #847180 (b)	5,545	5,719
3.788%, 07/01/30, #847240 (b)	6,083	6,219
3.877%, 06/01/31, #846984	2,952	2,999
FNMA Pool 3.892%, 08/01/30, #555843 (b)	13,427	13,784
4.154%, 03/01/31, #545359	2,110	2,177
3.870%, 09/01/33, #725553 (b)	4,546	4,663
		40,201
Fixed Rate – 30.8%
FHLMC Gold Pool 4.000%, 10/01/10, #M80855	15,119	14,881
4.500%, 03/01/18, #P10023	3,590	3,579
4.500%, 05/01/18, #P10032 (b)	7,535	7,505
5.000%, 05/01/18, #E96700	13,955	13,973
6.500%, 01/01/28, #G00876	2,101	2,190
6.500%, 11/01/28, #C00676 (b)	3,986	4,147
6.500%, 12/01/28, #C00689	2,827	2,940
6.500%, 04/01/29, #C00742	1,703	1,771
6.000%, 11/01/33, #A15521 (b)	6,361	6,511
FNMA Pool 7.750%, 06/01/08, #001464	13	13
3.790%, 07/01/13, #386314 (b)	26,119	24,463
5.500%, 02/01/14, #440780 (b)	4,278	4,372
7.000%, 02/01/15, #535206	1,153	1,215
7.000%, 08/01/16, #591038 (b)	2,731	2,878
5.500%, 12/01/17, #673010	7,485	7,635
5.000%, 06/01/18, #555545 (b)	10,500	10,504
5.000%, 11/01/18, #750989 (b)	24,735	24,744
5.000%, 12/01/18, #754043 (b)	13,036	13,041
4.500%, 06/01/19, #045181 (b)	7,085	6,924
5.000%, 11/01/19, #725934 (b)	4,879	4,881
4.500%, 02/01/20, #797753 (b)	5,569	5,446
6.000%, 10/01/22, #254513 (b)	7,395	7,610
5.500%, 10/01/24, #255456 (b)	16,763	16,923
5.500%, 01/01/25, #255575 (b)	14,114	14,249
7.000%, 04/01/26, #340798	892	943
7.000%, 05/01/26, #250551	845	893
6.500%, 02/01/29, #252255	3,431	3,567
6.500%, 12/01/31, #254169 (b)	11,005	11,424
7.000%, 07/01/32, #254379 (b)	5,510	5,807
7.000%, 07/01/32, #545813 (b)	2,497	2,632
7.000%, 07/01/32, #545815 (b)	1,610	1,698
6.000%, 09/01/32, #254447 (b)	8,339	8,532
6.000%, 03/01/33, #688330 (b)	11,978	12,248
5.500%, 04/01/33, #694605 (b)	14,121	14,159
6.500%, 05/01/33, #555798	11,745	12,196
5.500%, 06/01/33, #709033 (b)	15,447	15,489
5.500%, 07/01/33, #709446 (b)	16,828	16,874
5.500%, 07/01/33, #728667	6,788	6,807
5.500%, 08/01/33, #733380 (b)	15,715	15,757
6.000%, 11/01/33, #772130	1,314	1,344
6.000%, 11/01/33, #772256 (b)	1,850	1,891
5.500%, 12/01/33, #755532 (c)	18,845	18,907
5.500%, 12/01/33, #756202 (b)	11,030	11,056
6.000%, 12/01/33, #756200	7,820	7,994
5.000%, 03/01/34, #725248 (c)	19,065	18,693
5.000%, 04/01/34, #008072	19,617	19,210
5.000%, 04/01/34, #008072 (b)	19,651	19,243

Core Bond Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
5.500%, 05/01/34, #357571 (b)	$17,734	$17,761
6.500%, 06/01/34, #735273 (b)	17,963	18,641
5.500%, 06/01/34, #780921 (b)	13,199	13,230
5.500%, 10/01/34, #255411 (b)	10,929	10,951
6.000%, 10/01/34, #781776	3,310	3,383
5.500%, 01/01/35, #735141 (b)	5,278	5,289
5.500%, 02/01/35, #798028	668	669
5.500%, 03/01/35, #809889 (b)	10,324	10,346
5.000%, 04/01/35, #190358	19,087	18,675
FNMA TBA (c) 4.500%, 04/01/34	14,115	13,396
5.000%, 04/01/34	13,955	13,645
6.500%, 04/01/34	9,325	9,672
GNMA Pool 3.750%, 08/20/23, #008259 (a)	3	3
7.500%, 11/15/30, #537699 (b)	1,290	1,382
6.000%, 11/15/33, #612374 (b)	14,233	14,625
		581,427
Total U.S. Government Agency Mortgage-Backed Securities (Cost $627,151)		621,628
U.S. Government & Agency Securities – 22.0%
U.S. Agency Debentures – 4.0%
FHLMC 3.250%, 11/02/07, Callable 11/02/05 @ 100 (b)	40,710	39,751
4.375%, 03/01/10, Callable 03/01/06 @ 100 (b)	19,000	18,758
FNMA 5.250%, 08/01/12 (b)	9,065	9,180
4.375%, 09/15/12 (b)	9,185	8,982
		76,671
U.S. Treasuries – 18.0%
U.S. Treasury Bonds 6.250%, 08/15/23	16,245	18,915
2.375%, 01/15/25 (b) (d)	30,268	32,547
5.500%, 08/15/28 (b)	15,000	16,296
5.250%, 11/15/28	14,170	14,899
5.250%, 02/15/29 (b)	35,155	37,006
5.375%, 02/15/31 (b)	23,515	25,631
U.S. Treasury Notes 3.500%, 12/15/09 (b)	62,005	60,222
4.000%, 03/15/10 (b)	38,150	37,846
2.000%, 07/15/14 (b) (d)	6,808	6,952
4.250%, 11/15/14 (b)	59,410	58,176
4.000%, 02/15/15 (b)	32,705	31,417
		339,907
Total U.S. Government & Agency Securities (Cost $416,083)		416,578
Corporate Bonds – 14.7%
Banking – 1.0%
Chuo Mitsui Trust & Bank, Callable 04/15/15 @ 100 5.506%, 12/31/49 (e) (f)	4,345	4,245
Credit Suisse First Boston 5.875%, 08/01/06	7,000	7,167
First National Bank of Chicago 8.080%, 01/05/18	1,484	1,739
Mizuho Finance 5.790%, 04/15/14 (f)	6,230	6,380
		19,531

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Core Bond Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Brokerage – 0.8%
Merrill Lynch, Series B 5.360%, 02/01/07	$6,355	$6,491
Morgan Stanley 4.750%, 04/01/14 (b)	9,825	9,383
		15,874
Communications – 4.1%
America Movil SA De CV 6.375%, 03/01/35	2,980	2,694
AT&T Broadband 8.375%, 03/15/13	6,165	7,320
British Telecommunications Plc 8.875%, 12/15/30	2,145	2,848
Clear Channel Communications 5.500%, 09/15/14 (b)	6,875	6,550
Deutsche Telecom 8.750%, 06/15/30	3,630	4,748
France Telecom 8.750%, 03/01/31 (g)	4,325	5,727
News America Holdings 7.700%, 10/30/25	8,600	10,015
SBC Communications 5.100%, 09/15/14 (b)	8,535	8,306
Sprint Capital 8.375%, 03/15/12	14,825	17,315
Telecom Italia Capital 6.375%, 11/15/33	3,670	3,772
Time Warner Entertainment 8.375%, 07/15/33 (b)	4,200	5,306
Verizon Wireless 5.375%, 12/15/06	3,300	3,364
		77,965
Consumer Cyclical – 1.5%
Centex 4.550%, 11/01/10	8,150	7,877
Duty Free International 7.000%, 04/01/05 (h) (i) (j)	2,442	147
Ford Motor 7.450%, 07/16/31 (b)	6,130	5,536
Ford Motor Credit 7.000%, 10/01/13 (b)	5,260	5,098
General Motors Acceptance 5.625%, 05/15/09 (b)	10,870	9,983
		28,641
Consumer Non Cyclical – 0.9%
Bunge Limited Finance 5.350%, 04/15/14	7,965	7,989
Kraft Foods 4.625%, 11/01/06	9,850	9,919
		17,908
Electric – 1.3%
MidAmerican Energy Holdings 5.875%, 10/01/12 (b)	8,845	9,156
PSEG Power 6.950%, 06/01/12	4,165	4,622
TXU Energy 7.000%, 03/15/13 (b)	10,330	11,353
		25,131

Core Bond Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Energy – 1.1%
Burlington Resources 7.400%, 12/01/31	$2,835	$3,493
Candian Natural Resources 5.850%, 02/01/35	3,265	3,243
CNOOC Finance 5.500%, 05/21/33 (f)	3,515	3,226
Encana 6.500%, 08/15/34	2,940	3,253
Gazprom International 7.201%, 02/01/20 (f)	5,170	5,273
Petro-Canada 5.350%, 07/15/33	3,310	3,097
		21,585
Finance Companies – 0.8%
American General 5.875%, 07/14/06	6,105	6,232
Capital One Bank 4.875%, 05/15/08	5,500	5,544
4.250%, 12/01/08	3,955	3,893
		15,669
Foreign Agencies – 0.2%
KFW Bankengruppe 3.250%, 07/16/07	3,860	3,796
Insurance – 0.4%
Axis Capital Holdings 5.750%, 12/01/14 (b)	6,710	6,735
Natural Gas – 0.3%
Duke Energy Field Services 7.875%, 08/16/10	4,200	4,793
Sovereigns – 1.5%
Pemex Project 9.125%, 10/13/10	11,995	13,839
Pemex Project Funding Master Trust 7.375%, 12/15/14	2,680	2,868
Russian Federation 5.000%, 03/31/30 (e) (f)	5,140	5,275
United Mexican States 5.875%, 01/15/14 (b)	5,465	5,424
		27,406
Supranationals – 0.3%
Corporacion Andina De Fomento 5.200%, 05/21/13	5,545	5,527
Transportation – 0.2%
Hertz 7.625%, 06/01/12	3,300	3,331
Northwest Airlines Series 1997-1, Cl 1C 7.039%, 01/02/06	55	36
		3,367
Yankee Corporations – 0.3%
Tengizcheveroil Finance 6.124%, 11/15/14 (f)	4,655	4,637
Total Corporate Bonds (Cost $283,687)		278,565

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

Core Bond Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Asset-Backed Securities – 14.1%
Automotive – 1.5%
Capital Auto Receivables Asset Trust Series 2004-1, Cl A3 2.000%, 11/15/07	$17,610	$17,299
Nissan Auto Receivables Owner Trust Series 2003-B, Cl A3 1.510%, 08/15/07	10,983	10,899
		28,198
Commercial – 7.1%
Bank of America Commercial Mortgage Series 2004-5, Cl A3 4.561%, 11/10/41	14,830	14,531
Series 2005-1, Cl A5 4.976%, 11/10/42 (c) (h)	12,310	12,372
Bank of America – First Union NB Commercial Mortgages Series 2001-3, Cl A1 4.890%, 04/11/37	8,260	8,291
Commercial Mortgage Series 2004-CNL, Cl A1 3.030%, 09/15/14 (a)	7,765	7,733
Deutsche Mortgage and Asset Receiving Series 1998-C1, Cl A2 6.538%, 06/15/31	9,258	9,642
Global Signal Trust Series 2004-2A, Cl A 4.232%, 12/15/14	11,480	11,193
GMAC Commercial Mortgage Securities Series 2004-C2, Cl A1 3.896%, 08/10/38	10,976	10,830
Greenwich Capital Commercial Funding Series 2003-C1, Cl A2 3.285%, 07/05/35	14,170	13,467
Series 2005-GG3, Cl A4 4.799%, 08/10/42 (b)	29,495	28,728
Morgan Stanley Capital Investments Series 1999-FNV1, Cl A1 6.120%, 03/15/31	5,241	5,359
Nomura Asset Securities Series 1998-D6, Cl A1B 6.590%, 03/15/30	12,400	13,058
		135,204
Credit Card – 2.2%
American Express Credit Account Series 2004-4, Cl C 3.280%, 03/15/12 (a) (f)	4,500	4,509
Capital One Multi-Asset Execution Trust Series 2003-A6, Cl A6 2.950%, 08/17/09	16,645	16,379
MBNA Credit Card Master Note Trust Series 2003-C6, Cl C6 3.990%, 12/15/10 (a)	4,800	4,902
Providian Gateway Master Trust Series 2004-DA, Cl A 3.350%, 09/15/11 (f)	15,310	14,945
		40,735
Equipment Leases – 0.8%
CNH Equipment Trust Series 2003-B, Cl A3B 2.470%, 01/15/08	15,640	15,490

Core Bond Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Home Equity – 1.2%
Amresco Residential Security Mortgage Series 1997-3, Cl A9 6.960%, 03/25/27	$1,707	$1,643
Contimortgage Home Equity Loan Trust Series 1997-3, Cl A8 7.580%, 08/15/28	1,200	1,204
Countrywide Series 2003-SC1, Cl M2 4.350%, 09/25/23 (a)	5,000	5,024
Series 2004-4, Cl 3A1 2.950%, 11/25/23 (a)	1,487	1,487
Series 2003-BC1, Cl A1 3.250%, 03/25/33 (a) (e)	2,702	2,737
First Franklin Mortgage Loan Series 2004-FFB, Cl A3 4.264%, 06/25/24	4,265	4,241
Saxon Asset Securities Trust Series 2004-1, Cl A 3.120%, 03/25/35 (a) (e)	5,826	5,840
		22,176
Other – 1.3%
GRP/AG Real Estate Asset Trust Series 2004-1, Cl A 3.960%, 03/25/09 (e) (f) (h)	786	790
Series 2004-2, Cl A 4.210%, 07/25/34 (e) (f)	3,712	3,661
William Street Funding Series 2004-4, Cl A 3.413%, 09/23/10 (f) (h)	14,890	14,913
Series 2005-1, Cl A 3.041%, 01/23/11 (a) (f) (h)	5,870	5,870
		25,234
Total Asset-Backed Securities (Cost $271,074)		267,037
CMO – Private Mortgage-Backed Securities – 12.6%
Adjustable Rate (a) – 5.7%
Granite Mortgages Series 2003-1, Cl 1C 4.120%, 01/20/43 (e) (h)	7,000	7,183
MLCC Mortgage Investors Series 2003-G, Cl A3 3.804%, 01/25/29 (h)	12,489	12,864
Series 2003-H, Cl A3A 3.852%, 01/25/29	3,494	3,599
Series 2004-B, Cl A3 3.832%, 05/25/29 (h)	10,688	11,009
Morgan Stanley Mortgage Loan Trust Series 2004-9, Cl 1A 6.323%, 11/25/34	13,091	13,348
Sequoia Mortgage Trust Series 2004-4, Cl X1 0.800%, 05/20/34 (a) (k)	260,150	3,191
Series 2004-5, Cl A1 3.591%, 06/20/34 (h)	13,078	13,372
Series 2004-7, Cl A2 3.832%, 08/20/34	10,938	11,211
Structured Mortgage Loan Trust Series 2004-11, Cl A 4.350%, 08/25/34 (h)	6,748	6,883

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Core Bond Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Wells Fargo Mortgage Backed Securities Trust Series 2003-D, Cl A1 4.842%, 02/25/33	$8,219	$8,316
Series 2004-N, Cl A3 4.132%, 08/25/34	16,045	15,930
		106,906
Fixed Rate – 6.9%
Bank of America Mortgage Securities Series 2003-6, Cl 1A30 4.750%, 08/25/33	7,350	7,151
Series 2004-G, Cl 2A3 4.232%, 08/25/34	12,370	12,248
Countrywide Alternative Loan Trust Series 2004-2CB, Cl 1A1 4.250%, 03/25/34	9,373	9,358
Series 2004-24CB, Cl 1A1 6.000%, 11/25/34	10,224	10,371
GMAC Mortgage Corporation Loan Trust Series 2004-J5, Cl A7 6.500%, 01/25/35	11,855	12,036
Master Alternative Loans Trust Series 2005-2, Cl 1A3 6.500%, 03/25/35	8,216	8,458
Master Asset Securitization Trust Series 2003-6, Cl 1A3 5.000%, 07/25/18	12,368	12,298
Residential Asset Mortgage Products Series 2003-SL1, Cl M1 7.317%, 04/25/31	8,846	9,100
Series 2004-SL4, Cl A3 6.500%, 07/25/32	6,607	6,799
Residential Asset Securitization Trust Series 2002-A12, Cl 1A1 5.200%, 11/25/32	3,197	3,187
Washington Mutual Series 2003-S10, Cl A2 5.000%, 10/25/18	13,018	12,978
Series 2004-S3, Cl 3A3 6.000%, 07/25/34	7,000	7,138
Wells Fargo Mortgage Backed Securities Trust Series 2003-14, Cl A1 4.750%, 12/25/18	11,580	11,453
Series 2004-EE, Cl B1 3.988%, 01/25/35 (h)	8,719	8,258
Westam Mortgage Financial Series 11, Cl A 6.360%, 08/26/20	116	116
		130,949
Total CMO – Private Mortgage-Backed Securities (Cost $239,080)		237,855
CMO – U.S. Government Agency Mortgage-Backed Securities – 1.9%
Fixed Rate – 1.8%
FHLMC REMIC Series 6, Cl C 9.050%, 06/15/19	51	51
Series 162, Cl F 7.000%, 05/15/21	215	215
Series 188, Cl H 7.000%, 09/15/21	444	444
Series 1022, Cl J 6.000%, 12/15/20	67	67

Core Bond Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Series 1723, Cl PJ 7.000%, 02/15/24 (b)	$2,454	$2,476
Series 1790, Cl A 7.000%, 04/15/22	192	199
Series 1998-M1, Cl A2 6.250%, 01/25/08	3,765	3,875
Series 2763, Cl TA 4.000%, 03/15/11 (b)	13,575	13,337
Series T-060 Cl 1A4B 5.343%, 03/25/44	11,410	11,532
FNMA REMIC Series 1988-24, Cl G 7.000%, 10/25/18	111	116
Series 1989-44, Cl H 9.000%, 07/25/19	94	101
Series 1989-90, Cl E 8.700%, 12/25/19	16	17
Series 1990-30, Cl E 6.500%, 03/25/20	61	63
Series 1990-61, Cl H 7.000%, 06/25/20	68	71
Series1990-72, Cl B 9.000%, 07/25/20	52	56
Series 1990-102, Cl J 6.500%, 08/25/20	68	70
Series 1990-105, Cl J 6.500%, 09/25/20	712	738
Series 1991-56, Cl M 6.750%, 06/25/21	277	287
Series 1992-120, Cl C 6.500%, 07/25/22	107	110
		33,825
Z-Bonds (l) – 0.1%
FHLMC REMIC Series 1118, Cl Z 8.250%, 07/15/21	121	121
FNMA REMIC Series 1991-134, Cl Z 7.000%, 10/25/21	496	515
Series 1996-35, Cl Z 7.000%, 07/25/26	2,243	2,298
		2,934
Total CMO – U.S. Government Agency Mortgage-Backed Securities (Cost $37,043)		36,759
Commercial Paper – 3.2%
Kitty Hawk 2.740%, 04/12/05	20,000	19,984
Park Granada 2.770%, 04/12/05	20,000	19,983
Thames Asset 2.750%, 04/12/05	20,000	19,983
Total Commercial Paper (Cost $59,950)		59,950
Treasury Obligation – 0.1%
U.S. Treasury Bill 2.380%, 04/07/05 (m)	1,390	1,390
Total Treasury Obligation (Cost $1,390)		1,390

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

Core Bond Fund (continued)

DESCRIPTION	SHARES/PAR (000)	VALUE (000)
Affiliated Money Market Fund – 2.3%
First American Prime Obligations Fund, Cl Z (n)	42,493,881	$42,494
Total Affiliated Money Market Fund (Cost $42,494)		42,494
Investments Purchased with Proceeds from Securities Lending – 48.6%
Commercial Paper – 11.3%
Bluegrass 2.904%, 11/18/05	$3,326	3,326
Cable Beach 2.642%, 4/11/05	8,315	8,308
Concord Minutemen Capital 2.810%, 4/13/05	7,982	7,982
2.750%, 4/07/06	24,944	24,944
Descartes Funding Trust 2.810%, 11/15/05	8,314	8,314
Duke Funding VI 2.794%, 4/05/05	4,224	4,222
2.823%, 4/11/05	11,653	11,643
2.833%, 4/15/05	4,989	4,989
Independence 2.880%, 10/17/05	9,861	9,861
Laguna ABS/Laguna Corp 2.736%, 4/04/05	8,315	8,312
2.728%, 5/02/05	8,315	8,293
Lakeside Funding 2.800%, 4/08/05	13,303	13,303
Leaf's LLC 2.860%, 4/20/05	9,146	9,146
Liquid Funding 2.840%, 5/25/05	8,315	8,315
Main Street Warehouse 2.837%, 4/22/05	16,629	16,601
Morgan Stanley 2.955%, 7/25/05	16,629	16,629
2.393%, 9/09/05	4,989	4,989
Orchard Park 2.846%, 10/06/05	3,658	3,658
2.827%, 1/06/06	16,721	16,721
Sigma Finance 2.945%, 5/17/05	1,164	1,164
2.945%, 5/17/05	1,663	1,663
2.945%, 5/17/05	499	499
Thornburg Mortgage 2.716%, 4/01/05	11,640	11,639
2.756%, 4/07/05	8,315	8,310
Total Commercial Paper		212,831
Corporate Obligations – 13.0%
Allstate Life Global 2.800%, 10/14/05	4,157	4,158
2.860%, 10/14/05	16,629	16,629
Bayer Landbank NY 2.840%, 6/24/05	7,483	7,484
2.840%, 6/24/05	8,315	8,315
Blue Heron Funding 2.880%, 5/18/05	4,656	4,656
Castle Hill III 3.050%, 9/15/15	4,989	4,989
Cheyne High Grade 2.280%, 11/10/39	8,313	8,313
Depfa Bank PLC 2.990%, 6/15/05	8,315	8,313

Core Bond Fund (continued)

DESCRIPTION	PAR (000)/SHARES	VALUE (000)
Duke Funding VI 2.680%, 4/08/05	$10,061	$10,061
General Electric Capital Corporation 2.860%, 7/09/07	8,315	8,325
Jackson National Life 2.810%, 4/15/05	8,315	8,315
Jefferson Pilot 2.860%, 8/17/05	8,315	8,315
LaSalle Bank NA 2.900%, 8/01/05	4,157	4,152
Liquid Funding 2.850%, 6/28/05	7,483	7,483
Merrill Lynch 2.750%, 10/01/05	16,629	16,634
Metlife Global Funding 2.850%, 10/14/05	9,977	9,980
2.890%, 4/28/08	6,984	6,987
Morgan Stanley 2.890%, 12/26/08	8,315	8,316
Natexis Banq NY 2.955%, 7/12/05	9,146	9,146
2.130%, 7/12/05	2,494	2,494
Northlake CDO 3.030%, 9/06/05	4,989	4,989
Park Place Resecuritization 2.900%, 5/25/05	7,627	7,615
Premium Asset Trust 2.810%, 5/13/05	4,656	4,656
2.760%, 7/01/05	24,777	24,777
2.820%, 10/14/05	6,652	6,652
REMAC 1.867%, 9/29/05	8,540	8,575
RMAC 2.790%, 6/12/05	8,465	8,465
SMM Trust 2004 1.930%, 9/23/05	9,120	9,121
Westlb AG New York 2.780%, 3/10/15	8,315	8,313
Total Corporate Obligations		246,228
Money Market Funds – 0.4%
Merrill Lynch Premier Institutional Fund	6,714,012	6,714
Total Money Market Funds		6,714
Other Short-Term Investments – 3.6%
ARLO III 3.010%, 9/28/05	$24,943	24,943
Commonwealth Life 3.115%, 4/01/05 (o)	8,396	8,396
General Electric Capital Assurance 2.770%, 4/01/05	3,326	3,326
HBOS Treasury Services 2.710%, 11/01/05	9,146	9,151
ING USA Annuity & Life 2.180%, 6/30/05	21,618	21,618
Total Other Short-Term Investments		67,434
Repurchase Agreements – 20.3%
Bear Stearns 3.045%, dated 3/31/05, matures 4/1/05, repurchase price $16,630,559 (collateralized by commercial loans: Total market value $17,067,025)	16,629	16,629

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Core Bond Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Bear Stearns 2.960%, dated 3/31/05, matures 4/22/05, repurchase price $4,997,770 (collateralized by commercial loans: Total market value $5,110,735)	$4,989	$4,989
Citibank 2.925%, dated 3/31/05, matures 4/01/05, repurchase price $33,261,008 (collateralized by various securities: Total market value $35,784,463)	33,258	33,258
CS First Boston 2.900%, dated 3/31/05, matures 4/01/05, repurchase price $41,576,231 (collateralized by collateralized U.S. government securities: Total market value $42,404,699)	41,573	41,573
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $3,326,102 (collateralized by collateralized mortgage obligations: Total market value $3,492,786)	3,326	3,326
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $3,326,102 (collateralized by collateralized mortgage obligations: Total market value $3,492,580)	3,326	3,326
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $3,326,102 (collateralized by collateralized mortgage obligations: Total market value $3,492,242)	3,326	3,326
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $1,663,051 (collateralized by collateralized mortgage obligations: Total market value $1,746,393)	1,663	1,663
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $1,663,051 (collateralized by collateralized mortgage obligations: Total market value $1,746,393)	1,663	1,663
Goldman Sachs 3.025%, dated 3/31/05, matures 4/01/05, repurchase price $41,576,375 (collateralized by mortgage loans: Total market value $42,421,331)	41,573	41,573
Goldman Sachs 3.025%, dated 3/31/05, matures 4/01/05, repurchase price $37,418,738 (collateralized by mortgage loans: Total market value $38,179,217)	37,415	37,415
Goldman Sachs 2.885%, dated 3/31/05, matures 4/06/05, repurchase price $8,318,574 (collateralized by mortgage loans: Total market value $8,484,360)	8,314	8,314
Lehman Brothers 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $33,261,017 (collateralized by collateralized mortgage obligations: Total market value $36,575,197)	33,258	33,258

Core Bond Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Lehman Brothers 3.055%, dated 3/31/05, matures 4/01/05, repurchase price $24,945,846 (collateralized by mortgage loans: Total market value $24,943,729)	$24,944	$24,944
Lehman Brothers 3.000%, dated 3/31/05, matures 4/01/05, repurchase price $2,827,192 (collateralized by corporate securities: Total market value $3,109,863)	2,827	2,827
Merrill Lynch 2.925%, dated 3/31/05, matures 4/01/05, repurchase price $24,945,756 (collateralized by corporate securities: Total market value $26,191,440)	24,944	24,944
Merrill Lynch 2.955%, dated 3/31/05, matures 4/01/05, repurchase price $20,788,147 (collateralized by corporate securities: Total market value $21,826,389)	20,786	20,786
Merrill Lynch 2.925%, dated 3/31/05, matures 4/01/05, repurchase price $16,630,504 (collateralized by corporate securities: Total market value $17,461,412)	16,629	16,629
Merrill Lynch 2.955%, dated 3/31/05, matures 4/01/05, repurchase price $12,472,888 (collateralized by corporate securities: Total market value $13,096,105)	12,472	12,472
Merrill Lynch 2.955%, dated 3/31/05, matures 4/01/05, repurchase price $3,326,104 (collateralized by corporate securities: Total market value $3,492,553)	3,326	3,326
Morgan Stanley 2.915%, dated 3/31/05, matures 4/01/05, repurchase price $48,228,448 (collateralized by U.S. government securities: Total market value $49,237,082)	48,225	48,225
Total Repurchase Agreements		384,466
Total Investments Purchased with Proceeds from Securities Lending (Cost $917,673)		917,673
Total Investments – 152.4% (Cost $2,895,625)		2,879,929
Other Assets and Liabilities, Net – (52.4)%		(990,407)
Total Net Assets – 100.0%		$1,889,522

(a)  Variable Rate Security – The rate shown is the rate in effect as of March 31, 2005.

(b)  This security or a portion of this security is out on loan at March 31, 2005. Total loaned securities had a value of $897,349,225 at March 31, 2005. See note 2 in Notes to Financial Statements.

(c)  Security purchased on a when-issued basis. On March 31, 2005, the total cost of investments purchased on a when-issued basis was $86,994,262 or 4.6% of total net assets. See note 2 in Notes to Financial Statements.

(d)  U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(e)  Delayed Interest (Step-Bonds) – Securities for which the coupon rate of interest will adjust on specified future date(s). The rate disclosed represents the coupon rate in effect as of March 31, 2005.

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

Core Bond Fund (concluded)

(f)  Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the funds' board of directors. As of March 31, 2005, the value of these investments was $73,723,313 or 3.9% of total net assets. See note 2 in Notes to Financial Statements.

(g)  Security for which the coupon rate of interest will adjust based on ratings by Standard & Poor's and Moody's Investors Service. The rate disclosed represents the coupon rate in effect as of March 31, 2005.

(h)  Securities considered illiquid or restricted. As of March 31, 2005, the value of these investments was $93,659,172 or 5.0% of total net assets. See note 2 in Notes to Financial Statements.

(i)  Security is fair valued. As of March 31, 2005, the fair value of these investments was $146,545 or 0.0% of total net assets. See note 2 in Notes to Financial Statements.

(j)  Security currently in default.

(k)  Interest only – Represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate in effect as of March 31, 2005.

(l)  Z-Bonds – Represents securities that pay no interest or principal during their accrual periods, but accrue additional principal at specified rates. Interest rate shown represents current yield based upon the cost basis and estimated future cash flows.

(m)  Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield at date of purchase. See note 2 in Notes to Financial Statements.

(n)  Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

(o)  Security has demand features which qualify it as a short term security. The date disclosed is the next put date.

Cl – Class

CMO – Collateralized Mortgage Obligation

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

REMIC – Real Estate Mortgage Investment Conduit

TBA – To Be Announced

Schedule of Open Futures Contracts

Description	Number of Contracts Purchased (Sold)	Market Value Covered By Contracts (000)	Settlement Month	Unrealized Depreciation (000)
U.S. Treasury 2 year Futures	182	$18,827	Jun. 05	$(41)
U.S. Treasury 5 year Futures	474	50,762	Jun. 05	(288)
U.S. Treasury 10 year Futures	(609)	(66,543)	Jun. 05	(285)
				$(614)

Credit Default Swap Agreements outstanding at March 31, 2005

Counterparty	Reference Entity	Buy/Sell Protection	Pay/ Receive Fixed Rate	Expiration Date	Notional Amount (000)	Unrealized Depreciation (000)
Citigroup	Dow Jones CDX IG Hvol3 Index	Buy	1.05%	3/20/10	$86,000	$(666)
UBS	Dow Jones CDX IG Hvol3 Index	Buy	1.05%	3/20/10	20,000	(167)
						$(833)

Corporate Bond Fund

DESCRIPTION	PAR (000)	VALUE (000)
Corporate Bonds – 82.1%
Banking – 15.1%
Bank of America 5.875%, 02/15/09	$2,640	$2,757
6.250%, 04/15/12	2,950	3,187
CBA Capital Trust I, Callable 06/30/15 @ 100 5.805%, 12/31/49 (a)	985	1,016
Chuo Mitsui Trust & Bank, Callable 04/15/15 @ 100 5.506%, 12/31/49 (a) (b)	575	562
Citigroup 6.200%, 03/15/09	2,595	2,746
5.625%, 08/27/12	1,470	1,534
Credit Suisse First Boston 5.875%, 08/01/06	3,000	3,072
HSBC Capital Funding, Callable 06/30/10 @ 100 9.547%, 12/31/49 (a)	1,190	1,435
ING Capital Funding Trust III, Callable 12/31/10 @ 100 8.439%, 12/12/49	1,500	1,756
J.P. Morgan Chase 3.500%, 03/15/09	2,880	2,769
5.125%, 09/15/14 (d)	3,500	3,461
Mizuho Finance (Cayman), Callable 04/27/09 @ 100 8.375%, 01/14/49	1,500	1,620
North Fork Bancorp 5.875%, 08/15/12	1,975	2,082
RBS Capital Trust III, Callable 09/30/14 @ 100 5.512%, 09/29/49 (c)	2,000	2,002
SOC General Real Estate, Callable 09/30/07 @ 100 7.640%, 12/29/49 (a) (c)	1,465	1,567
Tokai Preferred Capital, Callable 06/30/08 @ 100 9.980%, 12/29/49 (a) (c)	1,000	1,139
Wachovia 3.625%, 02/17/09	2,000	1,938
5.250%, 08/01/14 (d)	2,000	2,022
Wells Fargo 3.125%, 04/01/09	2,915	2,769
Wells Fargo, Callable 12/15/06 @ 103.98 7.960%, 12/15/26	2,000	2,162
		41,596
Basic Industry – 2.2%
Celulosa Arauco Y Constitucion 8.625%, 08/15/10	1,500	1,729
Falconbridge 5.375%, 06/01/15	1,000	987
IMC Global, Series B 10.875%, 06/01/08	750	862
International Paper 5.850%, 10/30/12	1,500	1,556
Polyone 8.875%, 05/01/12 (d)	500	534
Tembec Industries 8.500%, 02/01/11 (e)	480	455
		6,123

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Corporate Bond Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Brokerage – 7.9%
Bear Stearns 5.700%, 01/15/07	$2,000	$2,049
7.800%, 08/15/07	1,950	2,099
Goldman Sachs 5.500%, 11/15/14	3,470	3,509
Lehman Brothers Holdings 4.000%, 01/22/08	2,550	2,522
Merrill Lynch, Series C 4.125%, 01/15/09	4,950	4,865
Morgan Stanley 6.100%, 04/15/06	1,975	2,019
5.800%, 04/01/07 (d)	2,775	2,851
4.000%, 01/15/10 (d)	2,000	1,928
		21,842
Capital Goods – 3.7%
Boeing Capital 5.800%, 01/15/13	1,485	1,557
Case New Holland, Callable 08/01/07 @ 104.63 9.250%, 08/01/11 (a)	495	527
General Electric 5.000%, 02/01/13	6,000	5,989
Honeywell International 6.125%, 11/01/11 (d)	2,000	2,139
		10,212
Communications – 16.5%
Alltel 4.656%, 05/17/07	2,000	2,011
AT&T 7.300%, 11/15/11	1,000	1,139
AT&T Broadband 8.375%, 03/15/13	3,000	3,562
AT&T Wireless Services 7.350%, 03/01/06	3,000	3,087
Bellsouth 4.200%, 09/15/09 (d)	3,000	2,925
British Sky Broadcasting 8.200%, 07/15/09	2,375	2,681
British Telecom 8.375%, 12/15/10	1,975	2,293
Cablevision Systems 8.000%, 04/15/12 (a) (d)	980	1,004
Clear Channel Communications 5.500%, 09/15/14 (d)	1,000	953
Comcast Cable Communications 6.875%, 06/15/09	1,500	1,617
Cox Communications 4.625%, 06/01/13	900	836
Deutsche Telecom 8.500%, 06/15/10	1,480	1,710
8.750%, 06/15/30	485	634
France Telecom 9.500%, 03/01/31	1,265	1,675
News America Holdings 7.750%, 01/20/24	1,480	1,724
Nextel Communications, Callable 03/15/09 @ 102.98 5.950%, 03/15/14 (d)	1,000	995
Qwest 8.875%, 03/15/12 (a)	1,000	1,090

Corporate Bond Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
SBC Communications 5.100%, 09/15/14 (d)	$3,500	$3,406
Sprint Capital 8.375%, 03/15/12	1,670	1,950
Telecom Italia Capital 4.000%, 01/15/10 (a)	2,500	2,387
Telefonos De Mexico SA de CV (Telmex), Series L 4.750%, 01/27/10 (a)	1,000	974
Time Warner Entertainment 8.375%, 07/15/33 (d)	720	910
Verizon Global Funding 7.250%, 12/01/10	1,485	1,649
7.750%, 12/01/30	1,000	1,203
Verizon Wireless 5.375%, 12/15/06	2,980	3,038
		45,453
Consumer Cyclical – 5.0%
AOL Time Warner 6.125%, 04/15/06	980	1,001
Centex 4.550%, 11/01/10	1,250	1,208
DaimlerChrysler 7.200%, 09/01/09	1,500	1,614
Ford Motor 7.450%, 07/16/31 (d)	900	813
Ford Motor Credit 7.375%, 10/28/09	2,170	2,188
General Motors Acceptance 6.875%, 09/15/11	2,020	1,832
Park Place Entertainment 8.125%, 05/15/11	1,000	1,107
Target 5.500%, 04/01/07	4,000	4,094
		13,857
Consumer Non Cyclical – 5.7%
Bunge Limited Finance 5.350%, 04/15/14	945	948
CIGNA 7.400%, 05/15/07	2,500	2,637
Coca-Cola Enterprises 5.750%, 11/01/08	4,000	4,151
Conagra Foods 6.750%, 09/15/11	2,500	2,753
Delhaize America 9.000%, 04/15/31 (d)	590	725
HCA Columbia Healthcare 8.750%, 09/01/10	1,000	1,127
Kraft Foods 6.250%, 06/01/12	2,240	2,400
Kroger 7.500%, 04/01/31	980	1,130
		15,871
Electric – 6.6%
AES 7.750%, 03/01/14	750	774
Alabama Power 3.125%, 05/01/08	4,000	3,862
Consumers Energy, Series B 5.375%, 04/15/13	980	988
DTE Energy 7.050%, 06/01/11	1,500	1,657

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

Corporate Bond Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
FPL Group Capital 7.625%, 09/15/06	$1,975	$2,073
Kiowa Power Partners 4.811%, 12/30/13 (a)	1,000	978
MidAmerican Energy Holdings 5.875%, 10/01/12 (d)	990	1,025
National Rural Utilities 7.250%, 03/01/12	2,000	2,254
Potomac Edison 5.350%, 11/15/14 (a)	1,000	987
PSEG Power 6.950%, 06/01/12	750	832
TXU Energy 7.000%, 03/15/13	1,500	1,648
Western Resources 7.125%, 08/01/09	1,000	1,075
		18,153
Energy – 1.3%
Burlington Resources 7.400%, 12/01/31	400	493
Canadian Natural Resources 5.850%, 02/01/35	500	497
Encana Holdings Finance 5.800%, 05/01/14	1,000	1,047
Gazprom International 7.201%, 02/01/20 (a)	1,000	1,020
Petro-Canada 5.350%, 07/15/33	500	468
		3,525
Finance Companies – 5.4%
Capital One Bank 4.250%, 12/01/08	1,500	1,477
CIT Group 5.500%, 11/30/07 (d)	3,500	3,585
Countrywide Home Loans, Series L 4.000%, 03/22/11	1,755	1,650
Household Finance 4.625%, 01/15/08 (d)	1,675	1,681
7.000%, 05/15/12	1,500	1,670
International Lease Finance 5.625%, 06/01/07	2,785	2,853
4.500%, 05/01/08	1,970	1,964
		14,880
Industrial Other – 0.3%
Hughes Supply 5.500%, 10/15/14 (a)	1,000	968
Insurance – 1.6%
Axis Capital Holdings 5.750%, 12/01/14	1,000	1,004
First American Capital Trust I 8.500%, 04/15/12	740	824
Marsh & McLennan 7.125%, 06/15/09	1,375	1,476
Nationwide Mutual Insurance, Callable 12/15/24 @100 5.810%, 12/15/24 (a) (c)	1,000	990
		4,294
Miscellaneous – 5.2%
Core Investment Grade Trust 4.727%, 11/30/07	7,100	7,103

Corporate Bond Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Dow Jones, Series 3-1 7.750%, 12/29/09 (a) (d)	$5,000	$4,887
Dow Jones, Series 3-3 8.000%, 12/29/09 (a) (d)	2,500	2,463
		14,453
Natural Gas – 1.0%
Duke Energy Field Services 7.875%, 08/16/10	980	1,118
Enterprise Products 5.600%, 10/15/14 (a)	600	592
Teppco Partners 7.625%, 02/15/12	1,000	1,135
		2,845
REITS – 1.0%
First Industrial 5.250%, 06/15/09	1,000	1,006
Simon Property Group 7.750%, 01/20/11	1,450	1,636
		2,642
Sovereigns – 2.2%
Federal Republic of Brazil 10.250%, 06/17/13	1,000	1,090
Pemex Project 9.125%, 10/13/10	1,980	2,284
Pemex Project Funding Master Trust 6.125%, 08/15/08	990	1,015
Russian Federation 5.000%, 03/31/30 (a) (b)	1,000	1,026
United Mexican States 5.875%, 01/15/14	750	744
		6,159
Supranationals – 0.3%
Corporacion Andina De Fomento 5.200%, 05/21/13	750	748
Transportation – 0.7%
Norfolk Southern 7.800%, 05/15/27	1,490	1,862
Yankee Corporations – 0.4%
Tengizcheveroil Finance 6.124%, 11/15/14 (a)	1,250	1,245
Total Corporate Bonds (Cost $227,042)		226,728
U.S. Government Agency Mortgage-Backed Securities – 8.2%
Fixed Rate – 8.2%
FNMA Pool 5.000%, 03/01/34, #725248	4,000	3,922
5.000%, 04/01/35, #190358	3,000	2,936
FNMA TBA 4.500%, 04/01/34 (f)	2,000	1,898
5.500%, 04/01/34 (f)	14,000	14,017
Total U.S. Government Agency Mortgage-Backed Securities (Cost $22,827)		22,773

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Corporate Bond Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
CMO – Private Mortgage-Backed Securities – 6.0%
Adjustable Rate (c) – 0.9%
MLCC Mortgage Investors Series 2003-H, Cl A3A 3.852%, 01/25/29 (g)	$2,461	$2,535
Fixed Rate – 5.1%
Bank of America Mortgage Securities Series 2004-11 Cl 1A8 5.500%, 01/25/35	4,250	4,215
Citigroup Mortgage Loan Trust Series 2005-WF1, Cl A2 4.490%, 02/25/35	2,000	1,970
GE Capital Commercial Mortgage Corporation Series 2004-C1 Cl A2 3.915%, 11/10/38	5,000	4,807
GMAC Commercial Mortgage Securities Series 2003-C3 Cl A2 4.223%, 04/10/40	3,000	2,952
		13,944
Total CMO – Private Mortgage-Backed Securities (Cost $16,796)		16,479
U.S. Government & Agency Securities – 4.5%
U.S. Treasuries – 4.5%
U.S. Treasury Bond 5.375%, 02/15/31 (d)	4,920	5,363
U.S. Treasury Note 3.375%, 02/28/07 (d)	7,245	7,193
Total U.S. Government & Agency Securities (Cost $12,677)		12,556
Asset-Backed Securities – 1.5%
Home Equity – 1.0%
Ace Securities Series 2003-OP1, Cl M3 4.500%, 12/25/33 (c)	1,500	1,515
GRMT Mortgage Loan Trust Series 2001-1A, Cl M1 7.772%, 07/20/31	1,276	1,309
		2,824
Manufactured Housing – 0.3%
Green Tree Financial Series 1996-8, Cl A7 8.050%, 10/15/27	616	650
Other – 0.2%
GRP/AG Real Estate Asset Trust Series 2004-1, Cl A 3.960%, 03/25/09 (b) (g)	570	573
Total Asset-Backed Securities (Cost $3,964)		4,047
CMO – U.S. Government Agency Mortgage-Backed Security – 1.1%
Fixed Rate – 1.1%
FHLMC REMIC Series 2893, Cl PB 5.000%, 12/15/27 (d)	3,000	2,994
Total CMO – U.S. Government Agency Mortgage-Backed Security (Cost $3,057)		2,994

Corporate Bond Fund (continued)

DESCRIPTION	SHARES/PAR (000)	VALUE (000)
Preferred Stock – 0.2%
United States – 0.2%
iStar Financial, Series G Callable 12/19/08 @ 25 (REIT)	24,900	$626
Total Preferred Stock (Cost $622)		626
Treasury Obligation – 0.1%
U.S. Treasury Bill 2.360%, 04/07/05 (h)	$280	280
Total Treasury Obligation (Cost $280)		280
Affiliated Money Market Fund – 1.1%
First American Prime Obligations Fund, Cl Z (i)	3,026,745	3,027
Total Affiliated Money Market Fund (Cost $3,027)		3,027
Investments Purchased with Proceeds from Securities Lending – 18.5%
Commercial Paper – 4.3%
Bluegrass 2.904%, 11/18/05	$185	185
Cable Beach 2.642%, 4/11/05	462	462
Concord Minutemen Capital 2.810%, 4/13/05	444	444
2.750%, 4/07/06	1,387	1,387
Descartes Funding Trust 2.810%, 11/15/05	462	462
Duke Funding VI 2.794%, 4/05/05	235	235
2.823%, 4/11/05	647	647
2.833%, 4/15/05	277	277
Independence 2.880%, 10/17/05	548	548
Laguna ABS/Laguna Corp 2.736%, 4/04/05	462	462
2.728%, 5/02/05	462	461
Lakeside Funding 2.800%, 4/08/05	740	740
Leaf's LLC 2.860%, 4/20/05	509	509
Liquid Funding 2.840%, 5/25/05	462	462
Main Street Warehouse 2.837%, 4/22/05	925	923
Morgan Stanley 2.955%, 7/25/05	925	925
2.393%, 9/09/05	277	277
Orchard Park 2.846%, 10/06/05	203	203
2.827%, 1/06/06	930	930
Sigma Finance 2.945%, 5/17/05	65	65
2.945%, 5/17/05	93	93
2.945%, 5/17/05	28	28
Thornburg Mortgage 2.716%, 4/01/05	647	647
2.756%, 4/07/05	462	462
Total Commercial Paper		11,834

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

Corporate Bond Fund (continued)

DESCRIPTION	PAR (000)/SHARES	VALUE (000)
Corporate Obligations – 5.0%
Allstate Life Global 2.800%, 10/14/05	$231	$231
2.860%, 10/14/05	925	925
Bayer Landbank NY 2.840%, 6/24/05	416	416
2.840%, 6/24/05	462	462
Blue Heron Funding 2.880%, 5/18/05	259	259
Castle Hill III 3.050%, 9/15/15	277	277
Cheyne High Grade 2.280%, 11/10/39	462	462
Depfa Bank PLC 2.990%, 6/15/05	462	462
Duke Funding VI 2.680%, 4/08/05	559	559
General Electric Capital Corporation 2.860%, 7/09/07	462	463
Jackson National Life 2.810%, 4/15/05	462	462
Jefferson Pilot 2.860%, 8/17/05	462	462
LaSalle Bank NA 2.900%, 8/01/05	231	231
Liquid Funding 2.850%, 6/28/05	416	416
Merrill Lynch 2.750%, 10/01/05	925	925
Metlife Global Funding 2.850%, 10/14/05	555	555
2.890%, 4/28/08	389	389
Morgan Stanley 2.890%, 12/26/08	462	462
Natexis Banq NY 2.130%, 7/12/05	139	139
2.955%, 7/12/05	509	509
Northlake CDO 3.030%, 9/06/05	277	277
Park Place Resecuritization 2.900%, 5/25/05	424	423
Premium Asset Trust 2.810%, 5/13/05	259	259
2.760%, 7/01/05	1,378	1,378
2.820%, 10/14/05	370	370
REMAC 1.867%, 9/29/05	477	477
RMAC 2.790%, 6/12/05	475	471
SMM Trust 2004 1.930%, 9/23/05	507	507
Westlb AG New York 2.780%, 3/10/15	462	462
Total Corporate Obligations		13,690
Money Market Funds – 0.1%
Merrill Lynch Premier Institutional Fund	373,305	373
Total Money Market Funds		373
Other Short-Term Investments – 1.4%
ARLO III 3.010%, 9/28/05	$1,387	1,387
Commonwealth Life 3.115%, 4/01/05 (j)	467	467

Corporate Bond Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
General Electric Capital Assurance 2.770%, 4/01/05	$185	$185
HBOS Treasury Services 2.710%, 11/01/05	508	508
ING USA Annuity & Life 2.180%, 6/30/05	1,202	1,202
Total Other Short-Term Investments		3,749
Repurchase Agreements – 7.7%
Bear Stearns 3.045%, dated 3/31/05, matures 4/1/05, repurchase price $924,674 (collateralized by various securities: Total market value $948,941)	925	925
Bear Stearns 2.960%, dated 3/31/05, matures 4/22/05, repurchase price $277,880 (collateralized by commercial loans: Total market value $284,161)	277	277
Citibank 2.925%, dated 3/31/05, matures 4/01/05, repurchase price $1,849,341 (collateralized by various securities: Total market value $1,989,647)	1,849	1,849
CS First Boston 2.900%, dated 3/31/05, matures 4/01/05, repurchase price $2,311,675 (collateralized by collateralized U.S. government securities: Total market value $2,357,738)	2,312	2,312
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $184,934 (collateralized by collateralized mortgage obligations: Total market value $194,202)	185	185
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $184,934 (collateralized by collateralized mortgage obligations: Total market value $194,191)	185	185
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $184,934 (collateralized by collateralized mortgage obligations: Total market value $194,172)	185	185
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $92,467 (collateralized by collateralized mortgage obligations: Total market value $97,101)	93	93
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $92,467 (collateralized by collateralized mortgage obligations: Total market value $97,101)	93	93
Goldman Sachs 3.025%, dated 3/31/05, matures 4/01/05, repurchase price $2,311,683 (collateralized by mortgage loans: Total market value $2,358,663)	2,311	2,311
Goldman Sachs 3.025%, dated 3/31/05, matures 4/01/05, repurchase price $2,080,514 (collateralized by mortgage loans: Total market value $2,122,798)	2,080	2,080

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Corporate Bond Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Goldman Sachs 2.885%, dated 3/31/05, matures 4/06/05, repurchase price $462,520 (collateralized by mortgage loans: Total market value $471,738)	$462	$462
Lehman Brothers 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $1,849,342 (collateralized by collateralized mortgage obligations: Total market value $2,033,613)	1,849	1,849
Lehman Brothers 3.055%, dated 3/31/05, matures 4/01/05, repurchase price $1,387,011 (collateralized by mortgage loans: Total market value $1,414,631)	1,387	1,387
Lehman Brothers 3.000%, dated 3/31/05, matures 4/01/05, repurchase price $157,194 (collateralized by corporate securities: Total market value $172,911)	157	157
Merrill Lynch 2.925%, dated 3/31/05, matures 4/01/05, repurchase price $1,387,006 (collateralized by corporate securities: Total market value $1,456,267)	1,387	1,387
Merrill Lynch 2.955%, dated 3/31/05, matures 4/01/05, repurchase price $1,155,839 (collateralized by corporate securities: Total market value $1,213,566)	1,156	1,156
Merrill Lynch 2.925%, dated 3/31/05, matures 4/01/05, repurchase price $924,670 (collateralized by corporate securities: Total market value $970,870)	925	925
Merrill Lynch 2.955%, dated 3/31/05, matures 4/01/05, repurchase price $693,503 (collateralized by corporate securities: Total market value $728,155)	693	693
Merrill Lynch 2.955%, dated 3/31/05, matures 4/01/05, repurchase price $184,934 (collateralized by corporate securities: Total market value $194,189)	185	185
Morgan Stanley 2.915%, dated 3/31/05, matures 4/01/05, repurchase price $2,681,544 (collateralized by U.S. government securities: Total market value $2,737,625)	2,681	2,681
Total Repurchase Agreements		21,377
Total Investments Purchased with Proceeds from Securities Lending (Cost $51,023)		51,023
Total Investments – 123.3% (Cost $341,315)		340,533
Other Assets and Liabilities, Net – (23.3)%		(64,273)
Total Net Assets – 100.0%		$276,260

(a)  Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."

Corporate Bond Fund (concluded)

These securities have been determined to be liquid under the guidelines established by the funds' board of directors. As of March 31, 2005, the value of these investments was $26,858,734 or 9.7% of total net assets. See note 2 in Notes to Financial Statements.

(b)  Delayed Interest (Step-Bonds) – Securities for which the coupon rate of interest will adjust on specified future dates. The rate disclosed represents the coupon rate in effect as of March 31, 2005.

(c)  Variable Rate Security – The rate shown is the rate in effect as of March 31, 2005.

(d)  This security or a portion of this security is out on loan at March 31, 2005. Total loaned securities had a value of $49,630,755 at March 31, 2005. See note 2 in Notes to Financial Statements.

(e)  Represents a foreign high yield (non-investment grade) bond. On March 31, 2005, the value of these investments was $454,800, which represents 0.2% of total net assets.

(f)  Security purchased on a when-issued basis. On March 31, 2005, the total cost of investments purchased on a when-issued basis was $15,915,625 or 5.8% of total net assets. See note 2 in Notes to Financial Statements.

(g)  Security considered illiquid or restricted. As of March 31, 2005, the value of these investments was $3,107,800 or 1.1% of total net assets. See note 2 on Notes to Financial Statements.

(h)  Security has been deposited as inital margin on open futures contracts. Rate shown is the rate in effect at March 31, 2005. See note 2 in Notes to Financial Statements.

(i)  Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

(j)  Security has demand features which qualify it as a short term security. The date disclosed is the next put date.

Cl – Class

CMO – Collateralized Mortgage Obligation

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

REIT – Real Estate Investment Trust

REMIC – Real Estate Mortgage Investment Conduit

TBA – To Be Announced

Schedule of Open Futures Contracts

Description	Number of Contracts Purchased (Sold)	Market Value Covered By Contracts (000)	Settlement Month	Unrealized Appreciation (Depreciation) (000)
U.S. Treasury 5 Year Futures	(390)	$(41,767)	June 05	$20
U.S. Treasury 10 Year Futures	(150)	(16,390)	June 05	(45)
U.S. Treasury Long Bond Futures	135	15,036	June 05	32
				$7

Credit Default Swap Agreements outstanding at March 31, 2005:

Counterparty	Reference Entity	Buy/Sell Protection	Pay/ Receive Fixed Rate	Expiration Date	Notional Amount (000)	Unrealized Depreciation (000)
Citigroup	Dow Jones CDX EM2	Sell	2.60%	12/20/2009	$11,000	$(5)
Citigroup	Dow Jones CDX EM3	Sell	2.10%	06/20/2010	3,000	(89)
						$(94)

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

High Income Bond Fund

DESCRIPTION	PAR (000)	VALUE (000)
High Yield Corporate Bonds – 89.8%
Banking – 0.2%
Chevy Chase Bank, Callable 12/01/08 @ 103.44 6.875%, 12/01/13 (a)	$500	$517
Basic Industry – 11.6%
Abitibi-Consolidated 8.550%, 08/01/10 (b) (c)	1,750	1,776
Allegheny Technologies 8.375%, 12/15/11	2,550	2,728
Alpha Natural Resources, Callable 06/01/08 @ 105 10.000%, 06/01/12 (d)	1,000	1,122
Borden U.S. Financial, Callable 07/15/09 @ 104.50 9.000%, 07/15/14 (c) (d)	1,500	1,620
Bowater Canada 7.950%, 11/15/11 (b)	1,000	1,037
Consolidated Energy 7.875%, 03/01/12	1,000	1,095
Geon 7.500%, 12/15/15	1,000	965
Georgia-Pacific 8.875%, 05/15/31	1,800	2,160
Gerdau Ameristeel, Callable 07/15/07 @ 105.38 10.375%, 07/15/11 (b)	1,000	1,120
Huntsman ICI Chemicals, Callable 07/15/08 @ 105.75 11.500%, 07/15/12 (d)	1,320	1,544
IMC Global, Series B 10.875%, 06/01/08	2,000	2,300
International Wire Group, Callable 010/15/07 @ 105.00 10.000%, 10/15/11	1,546	1,627
Invista, Callable 05/01/08 @ 104.63 9.250%, 05/01/12 (b) (d)	1,000	1,087
Mercer International, Callable 02/15/09 @ 104.63 9.250%, 02/15/13 (b)	1,500	1,417
Nalco, Callable 11/15/07 @ 103.88 7.750%, 11/15/11	1,000	1,045
Neenah Paper, Callable 11/15/09 @ 103.69 7.375%, 11/15/14 (d)	1,000	960
OM Group, Callable 12/15/06 @ 104.63 9.250%, 12/15/11	1,000	1,035
Resolution Performance, Callable 11/15/05 @ 106.75 13.500%, 11/15/10 (c)	1,000	1,080
Stone Container, Callable 07/01/07 @ 104.19 8.375%, 07/01/12 (c)	1,000	1,036
Tembec Industries 8.500%, 02/01/11 (b)	1,070	1,014
7.750%, 03/15/12 (b)	1,000	907
Vale Overseas 8.250%, 01/17/34 (b)	1,000	1,035

High Income Bond Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Witco 6.875%, 02/01/26	$1,500	$1,504
		31,214
Brokerage – 0.3%
E*Trade Financial, Callable 06/15/08 @ 104 8.000%, 06/15/11	750	780
Capital Goods – 6.6%
Allied Waste North America, Callable 04/15/08 @ 103.94 7.875%, 04/15/13	1,000	991
Callable 02/15/09 @ 103.06 6.125%, 02/15/14 (c)	1,000	894
Callable 03/15/10 @ 103.63 7.250%, 03/15/15 (d)	1,000	942
Bombardier 6.750%, 05/01/12 (b) (d)	1,000	882
Case New Holland, Callable 08/01/07 @ 104.63 9.250%, 08/01/11 (d)	2,000	2,130
Crown Cork & Seal 7.375%, 12/15/26	1,000	925
Crown European Holdings, Callable 03/01/07 @ 104.75 9.500%, 03/01/11 (b)	1,000	1,095
Graham Packaging 8.500%, 10/15/12 (c) (d)	250	252
Callable 10/15/09 @ 104.94 9.875%, 10/15/14 (c) (d)	1,500	1,515
Greif Brothers, Callable 08/01/07 @ 104.44 8.875%, 08/01/12	700	756
Owens-Brockway Glass Container, Callable 02/15/06 @ 104.44 8.875%, 02/15/09	1,000	1,065
Owens-Illinois 8.100%, 05/15/07 (c)	2,000	2,060
Sequa 9.000%, 08/01/09	1,000	1,075
Terex, Callable 01/15/09 @ 103.69 7.375%, 01/15/14	500	505
Texas Industries, Callable 06/15/07 @ 105.13 10.250%, 06/15/11	800	906
United Rentals of North America, Callable 02/15/08 @ 103.25 6.500%, 02/15/12	1,000	975
Callable 02/15/09 @ 103.50 7.000%, 02/15/14 (c)	750	688
		17,656
Communications – 21.0%
Alamosa Delaware, Callable 07/31/07 @ 105.50 11.000%, 07/31/10	650	741
American Tower, Callable @ 104.69 until 01/31/06 9.375%, 02/01/09	42	44
Callable 05/01/08 @ 103.75 7.500%, 05/01/12 (c)	250	254

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

High Income Bond Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
AT&T 9.050%, 11/15/11 (e)	$2,000	$2,277
9.750%, 11/15/31 (e)	1,000	1,228
Cablevision Systems 8.000%, 04/15/12 (c) (d)	2,000	2,050
CCO Holdings, Callable 12/15/06 @ 102 7.135%, 12/15/10 (d) (f)	1,000	987
Callable 11/15/08 @ 104.38 8.750%, 11/15/13 (c)	1,000	1,010
Centennial Communications, Callable 06/15/08 @ 105.06 10.125%, 06/15/13	500	554
Charter Communications Holdings 8.000%, 04/30/12 (d)	2,000	1,990
Callable 09/15/08 @ 105.12 10.250%, 09/15/10	1,000	1,027
Citizens Communications 9.250%, 05/15/11	2,000	2,200
Crown Castle International, Callable 08/01/05 @ 105.38 10.750%, 08/01/11	500	532
CSC Holdings 7.875%, 02/15/18	500	531
Series B 7.625%, 04/01/11	1,000	1,037
Dex Media, Callable 11/15/08 @ 104.50 0.000%, 11/15/13 (g)	1,000	760
Dex Media East, Callable 11/15/07 @ 106.06 12.125%, 11/15/12	324	384
Dex Media West, Callable 08/15/08 @ 104.94 9.875%, 08/15/13	500	559
DirecTV Holdings, Callable 03/15/08 @ 104.19 8.375%, 03/15/13	2,000	2,155
Dobson Cellular Systems, Callable 11/01/08 @ 104.94 9.875%, 11/01/12 (c) (d)	1,000	1,022
Echostar 6.625%, 10/01/14 (d)	2,000	1,930
Horizon PCS, Callable 07/15/08 @ 105.69 11.375%, 07/15/12 (d)	900	1,012
Houghton Mifflin, Callable 02/01/08 @ 104.94 9.875%, 02/01/13 (c)	1,000	1,030
Callable 10/15/08 @ 105.75 0.000%, 10/15/13 (c) (g)	2,000	1,390
Insight Midwest, Callable 11/01/05 @ 105.25 10.500%, 11/01/10	500	539
Intelsat, Callable 01/15/10 @ 104.31 8.625%, 01/15/15 (b) (d)	1,000	1,022
IPCS, Callable 05/01/08 @ 105.75 11.500%, 05/01/12	1,000	1,125
Liberty Media, Callable until 2/15/30 @ 100 3.750%, 02/15/30 (d) (h)	2,000	1,222

High Income Bond Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
MCI, Callable 05/01/05 @ 102.45 6.908%, 05/01/07	$1,000	$1,012
Callable 05/01/09 @ 103.37 8.735%, 05/01/14	1,500	1,654
Nextel Communications, Callable 08/01/08 @ 103.69 7.375%, 08/01/15 (c)	500	527
Callable 03/15/09 @ 102.98 5.950%, 03/15/14	2,500	2,487
Nextel Partners, Callable 07/01/07 @ 104.06 8.125%, 07/01/11	1,000	1,060
Panamsat, Callable 08/15/09 @ 104.50 9.000%, 08/15/14	1,000	1,050
Paxson Communications, Callable 07/15/05 @ 105.38 10.750%, 07/15/08 (c)	750	742
Primedia, Callable 05/15/06 @ 104.44 8.875%, 05/15/11	800	832
Qwest 9.125%, 03/15/12 (d)	2,000	2,180
Qwest, Callable @ 103.02 until 06/14/05 7.500%, 06/15/23	1,000	917
Qwest Services, Callable 12/15/05 @ 106.50 13.500%, 12/15/07 (d)	2,000	2,230
Callable 12/15/06 @ 106.75 13.500%, 12/15/10 (a) (d)	2,000	2,310
R. H. Donnelley Finance, Callable 12/15/07 @ 105.44 10.875%, 12/15/12 (d)	1,000	1,150
Rogers Cable 6.250%, 06/15/13 (b)	1,000	980
Rogers Wireless 6.375%, 03/01/14 (b)	1,000	965
7.500%, 03/15/15 (b)	1,000	1,030
SBA Communications, Callable 12/15/07 @ 104.88 9.750%, 12/15/11 (c)	1,000	862
Shaw Communications 8.250%, 04/11/10 (b)	1,000	1,100
Sinclair Broadcast Group, Callable 03/15/07 @ 104 8.000%, 03/15/12	1,000	1,021
Time Warner Telecommunications Holdings, Callable 02/15/09 @ 104.62 9.250%, 02/15/14 (c)	1,000	975
Triton PCS, Callable 02/01/06 @ 104.69 9.375%, 02/01/11 (c)	1,000	712
		56,408
Consumer Cyclical – 13.9%
AMC Entertainment Callable 03/01/09 @ 104 8.000%, 03/01/14	1,000	955
Arvinmeritor 8.750%, 03/01/12	500	522

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

High Income Bond Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Asbury Automotive Group, Callable 06/15/07 @ 104.50 9.000%, 06/15/12	$1,000	$1,020
Beazer Homes USA, Callable 04/15/07 @ 104.19 8.375%, 04/15/12	1,000	1,060
Buffets, Callable 07/15/06 @ 105.63 11.250%, 07/15/10	500	527
D. R. Horton 5.000%, 01/15/09	500	489
Dana 6.500%, 03/01/09	1,000	979
Dominos, Series B, Callable 07/01/07 @ 104.13 8.250%, 07/01/11	547	572
Dura Operating, Series B, Callable 04/15/07 @ 104.31 8.625%, 04/15/12 (c)	1,500	1,387
Felcor Lodging (REIT) 8.500%, 06/01/11	500	542
Glenoit, Callable @ 101.83 until 04/14/05 11.000%, 04/15/07 (a) (i) (j)	100	-
Goodyear Tire & Rubber 7.857%, 08/15/11 (c)	1,000	975
Host Marriott, Callable 11/01/08 @ 103.56 (REIT) 7.125%, 11/01/13	1,000	1,010
IMAX, Callable 12/01/07 @ 104.81 9.625%, 12/01/10 (b) (c)	1,000	1,070
Inn of the Mountain Gods Resort, Callable 11/15/07 @ 106 12.000%, 11/15/10	1,000	1,175
Isle of Capri Casinos, Callable 03/01/09 @ 103.50 7.000%, 03/01/14	1,000	990
J.C. Penney 8.000%, 03/01/10	1,000	995
7.950%, 04/01/17	1,000	940
Jean Coutu Group, Callable 08/01/09 @ 104.25 8.500%, 08/01/14 (b) (c)	1,000	971
KB Home 5.750%, 02/01/14	1,000	965
Landry's Restaurants, Callable 12/15/09 @ 103.75 7.500%, 12/15/14 (c) (d)	1,000	980
M/I Homes 6.875%, 04/01/12 (d)	1,000	982
Meristar Hospitality 9.125%, 01/15/11	1,000	1,055
MGM Mirage 8.375%, 02/01/11 (c)	2,000	2,170
Mohegan Tribal Gaming, Callable 02/15/10 @ 103.44 6.875%, 02/15/15 (d)	250	247
Oxford Industries, Callable 06/01/07 @ 104.44 8.875%, 06/01/11	500	530

High Income Bond Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Park Place Entertainment 8.875%, 09/15/08	$1,000	$1,100
7.875%, 03/15/10	1,000	1,088
Penn National Gaming, Callable 03/15/06 @ 104.44 8.875%, 03/15/10	1,000	1,060
Royal Caribbean Cruises 8.000%, 05/15/10 (b)	1,000	1,099
Russell, Callable 05/01/06 @ 104.63 9.250%, 05/01/10	500	531
Saks 7.500%, 12/01/10	500	490
Service Corporation International 7.700%, 04/15/09	1,000	1,038
Shaw Group, Callable 03/15/07 @ 105.38 10.750%, 03/15/10 (c)	1,000	1,090
Six Flags, Callable 04/15/08 @ 104.88 9.750%, 04/15/13 (c)	1,000	930
Tenneco Automotive, Callable 11/15/09 @ 104.31 8.625%, 11/15/14 (c) (d)	1,000	975
Toys R Us 7.375%, 10/15/18 (c)	1,000	848
Visteon 7.000%, 03/10/14	1,000	860
Warnaco, Callable 06/15/08 @ 104.44 8.875%, 06/15/13	500	536
Warner Music Group 7.375%, 04/15/14	1,000	1,038
WCI Communities, Callable 05/01/07 @ 104.56 9.125%, 05/01/12	1,000	1,068
Wynn Las Vegas, Callable 12/01/09 @ 103.31 6.625%, 12/01/14 (d)	500	475
		37,334
Consumer NonCyclical – 7.7%
Del Monte, Callable 12/15/07 @ 104.31 8.625%, 12/15/12	1,000	1,083
Delhaize America 9.000%, 04/15/31 (c)	1,000	1,229
Dole Foods, Callable 03/15/07 @ 104.44 8.875%, 03/15/11	1,000	1,075
Fisher Scientific International, Callable 05/01/07 @ 104.06 8.125%, 05/01/12	869	939
Callable 08/15/09 @ 103.38 6.750%, 08/15/14 (d)	500	511
HCA 5.750%, 03/15/14	1,000	955
HCA Columbia Healthcare 8.750%, 09/01/10	2,000	2,254
Healthsouth 7.625%, 06/01/12	1,000	970
Iasis Healthcare Capital, Callable 06/15/09 @ 104.38 8.750%, 06/15/14	1,000	1,040

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

High Income Bond Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Rayovac, Callable 02/01/10 @ 103.69 7.375%, 02/01/15 (c) (d)	$1,000	$958
Revlon Consumer Products, Callable 04/01/08 @ 104.75 9.500%, 04/01/11 (d)	1,000	983
Roundy's, Callable 06/15/07 @ 104.44 8.875%, 06/15/12	1,000	1,075
Sealy Mattress, Callable 06/15/09 @ 104.13 8.250%, 06/15/14	1,250	1,306
Simmons, Callable 01/15/09 @ 103.94 7.875%, 01/15/14	600	609
Stater Brothers Holdings, Callable 06/15/08 @ 104.06 8.125%, 06/15/12	1,000	970
Swift & Co., Callable 10/01/06 @ 106.25 12.500%, 01/01/10	750	846
Tenet Healthcare 6.500%, 06/01/12	1,000	923
9.250%, 02/01/15 (d)	1,000	1,003
Triad Hospitals, Callable 11/15/08 @ 103.50 7.000%, 11/15/13	1,000	983
U.S. Oncology, Callable 08/15/08 @ 104.50 9.000%, 08/15/12 (d)	750	788
Warner Chilcott, Callable 02/01/10 @ 104.38 8.750%, 02/01/15 (d)	250	251
		20,751
Electric – 7.7%
AES 9.375%, 09/15/10 (c)	2,000	2,205
7.750%, 03/01/14	685	707
AES Red Oak, Series B 9.200%, 11/30/29	1,000	1,128
Calpine, Callable 07/15/07 @ 104.25 8.500%, 07/15/10 (d)	1,500	1,163
Callable 04/01/08 @ 103.5 9.140%, 04/01/10 (f)	2,000	1,950
Callable 10/01/09 @ 104.81 9.625%, 09/30/14 (d)	1,000	1,003
DPL Capital Trust II 8.125%, 09/01/31 (c)	1,000	1,150
Dynegy-Roseton Danskamme, Series B 7.670%, 11/08/16	3,000	2,708
Empresa Nacional de Electricidad 8.350%, 08/01/13 (b)	1,000	1,117
Mission Energy Holdings 13.500%, 07/15/08	500	600
Reliant Energy, Callable 12/15/09 @ 103.38 6.750%, 12/15/14	1,000	933
Sierra Pacific Resources, Callable 03/15/09 @ 104.31 8.625%, 03/15/14	1,500	1,605
Teco Energy 7.200%, 05/01/11	1,000	1,058

High Income Bond Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Texas Genco, Callable 12/15/09 @ 103.44 6.875%, 12/15/14 (c) (d)	$1,500	$1,500
TXU Corporation 5.550%, 11/15/14 (d)	1,000	961
Utilicorp Canada Finance 7.750%, 06/15/11 (b)	1,000	1,035
		20,823
Energy – 4.6%
Bluewater Finance, Callable 02/15/07 @ 105.13 10.250%, 02/15/12 (b)	2,000	2,180
J. Ray McDermott, Callable 12/15/08 @ 105.50 11.000%, 12/15/13 (b) (d)	2,000	2,285
Lone Star Technologies, Callable 06/01/06 @ 104.50 9.000%, 06/01/11	1,000	1,083
Norske Skog Canada, Series D Callable 06/15/06 @ 104.31 8.625%, 06/15/11 (b)	1,700	1,755
Parker Drilling, Series B, Callable @ 105.06 until 11/14/05 10.125%, 11/15/09 (c)	385	404
Petrobras International Financie 7.750%, 09/15/14 (b)	1,000	985
Petroleum Geo-Services, Callable 11/05/07 @ 105 10.000%, 11/05/10 (b)	1,000	1,110
Range Resources, Callable 07/15/08 @ 103.69 7.375%, 07/15/13	1,000	1,040
United Refining, Callable 08/15/08 @ 105.25 10.500%, 08/15/12 (c)	1,500	1,508
		12,350
Finance – 0.1%
Finova Group 7.500%, 11/15/09	630	269
Industrial Other – 0.3%
Amsted Industries, Callable 10/15/07 @ 105.13 10.250%, 10/15/11 (d)	800	868
Diamond Brands Operating, Callable @ 103.37 until 04/14/05 10.125%, 04/15/08 (a) (i) (j)	50	-
		868
Insurance – 1.1%
Fairfax Financial Holdings 7.750%, 04/26/12 (b)	1,000	970
First American Capital Trust I 8.500%, 04/15/12	750	835
Ohio Casualty 7.300%, 06/15/14	1,000	1,073
		2,878
Miscellaneous – 4.2%
Dow Jones 6.375%, 12/29/09 (c) (d)	5,000	4,925
Series 3-3 8.000%, 12/29/09 (c) (d)	4,500	4,434

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

High Income Bond Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Trac-X EM 6.500%, 12/20/08 (d)	$2,000	$2,030
		11,389
Natural Gas – 4.2%
El Paso 6.950%, 12/15/07	1,000	1,008
6.375%, 02/01/09	1,000	960
El Paso Natural Gas, Callable 08/01/07 @ 103.81 7.625%, 08/01/10	1,400	1,467
Enterprise Products 5.600%, 10/15/14	1,000	986
6.875%, 03/01/33	1,000	1,046
Sonat 6.750%, 10/01/07	1,000	1,014
Suburban Propane Partners, Callable 12/15/08 @ 103.44 6.875%, 12/15/13 (d)	1,000	985
Tennessee Gas Pipeline 7.500%, 04/01/17 (c)	1,500	1,599
Williams 7.750%, 06/15/31 (c)	2,000	2,170
		11,235
Sovereigns – 2.0%
Federal Republic of Brazil 10.250%, 06/17/13 (b)	350	382
Government of Jamaica 10.625%, 06/20/17 (b) (c)	1,000	1,055
Republic of Panama 7.250%, 03/15/15 (b)	500	496
Republic of Phillipines 9.875%, 01/15/19 (b)	600	627
Republic of Turkey 9.000%, 06/30/11 (b)	500	549
7.375%, 02/05/25 (b) (c)	1,400	1,316
Republic of Venezuela 8.500%, 10/08/14 (b)	850	835
		5,260
Technology – 2.7%
Avnet 9.750%, 02/15/08 (a)	1,000	1,135
Freescale Semiconductor, Callable 07/15/08 @ 103.44 6.875%, 07/15/11	1,000	1,028
Iron Mountain, Callable 04/01/06 @ 104.31 8.625%, 04/01/13	500	505
Lucent Technologies 5.500%, 11/15/08 (c)	1,000	975
Nortel Networks 6.125%, 02/15/06 (b)	1,000	1,003
Sanmina-Sci, Callable 03/01/09 @ 103.38 6.750%, 03/01/13 (d)	1,000	938
Xerox 9.750%, 01/15/09	500	566
7.200%, 04/01/16 (c)	1,000	1,025
		7,175

High Income Bond Fund (continued)

DESCRIPTION	PAR (000)/SHARES	VALUE (000)
Transportation – 1.6%
AMR 9.000%, 08/01/12 (c)	$1,000	$750
Continental Airlines, Series 2001-1, Cl B 7.033%, 12/15/12	763	646
Delta Air Lines 7.900%, 12/15/09	1,000	388
Series 2000-1, Cl B 7.920%, 11/18/10 (a)	1,000	550
Laidlaw International, Callable 06/15/07 @ 105.38 10.750%, 06/15/11	750	859
Northwest Airlines 7.875%, 03/15/08 (c)	1,000	630
Progress Rail Services, Callable 04/01/08 @ 107.75 7.750%, 04/01/12 (d)	500	500
		4,323
Total High Yield Corporate Bonds (Cost $236,609)		241,230
CMO – Private Mortgage-Backed Securities – 4.4%
Fixed Rate – 4.4%
GMAC Commercial Mortgage Securities Series 2003-C3, Cl A2 4.223%, 04/10/40	7,000	6,888
Series 2004-C1, Cl A2 4.100%, 03/10/38	5,000	4,873
Total CMO – Private Mortgage-Backed Securities (Cost $12,073)		11,761
Corporate Bonds – 2.1%
Basic Industry – 0.3%
Glencore Funding 6.000%, 04/15/14 (d)	1,000	966
Energy – 0.4%
Gazprom International SA 7.201%, 02/01/20 (d)	1,000	1,020
Sovereigns – 0.5%
Russian Federation 5.000%, 03/31/30 (d) (g)	1,400	1,437
Transportation – 0.4%
American Airlines, Series 1999-1, Cl A2 7.024%, 04/15/11 (a) (c)	1,000	1,010
Yankee Corporations – 0.5%
Tengizcheveroil Finance 6.124%, 11/15/14 (d)	1,250	1,245
Total Corporate Bonds (Cost $6,601)		5,678
Preferred Stocks – 0.5%
United States – 0.5%
Alamosa Holdings, Series B, Callable 11/10/06 @ 312.50	1,000	884
iStar Financial, Series G, Callable 12/19/08 @ 25 (REIT)	20,000	503
Nebco Evans Holdings (PIK) (a) (j) (k)	300	-

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

High Income Bond Fund (continued)

DESCRIPTION	SHARES/PAR (000)	VALUE (000)
Pegasus Communications Fractional Shares (a) (j) (k)	15,109	$-
Total Preferred Stocks (Cost $832)		1,387
Common Stocks – 0.0%
Bermuda – 0.0%
Viatel Holdings (a) (k)	338	-
Canada – 0.0%
Manitoba Telecom Services	40	1
United States – 0.0%
NII Holdings, Cl B (c) (k)	1,869	107
Total Common Stocks (Cost $148)		108
Asset-Backed Security – 0.0%
Manufactured Housing – 0.0%
Green Tree Financial Series 1998-1, Cl A1 6.040%, 11/01/29 (a)	$14	14
Total Asset-Backed Security (Cost $14)		14
Treasury Obligation – 0.0%
U.S. Treasury Bill 2.275%, 04/07/05 (l)	75	75
Total Treasury Obligation (Cost $75)		75
U.S. Government Agency Mortgage-Backed Security – 0.0%
Fixed Rate – 0.0%
FNMA Pool 6.695%, 08/01/05, #109031	35	35
Total U.S. Government Agency Mortgage-Backed Security (Cost $35)		35
Warrants – 0.0%
United States – 0.0%
Sterling Chemical Holdings, Expires 08/15/08 (a) (d) (j) (k)	100	-
Total Warrants (Cost $3)		-
Affiliated Money Market Fund – 0.5%
First American Prime Obligations Fund, Cl Z (m)	1,382,419	1,382
Total Affiliated Money Market Fund (Cost $1,382)		1,382
Investments Purchased with Proceeds from Securities Lending – 22.2%
Commercial Paper – 5.1%
Bluegrass 2.904%, 11/18/05	$217	217
Cable Beach 2.642%, 4/11/05	541	541
Concord Minutemen Capital 2.810%, 4/13/05	520	520
2.750%, 4/07/06	1,626	1,626
Descartes Funding Trust 2.810%, 11/15/05	542	542
Duke Funding VI 2.794%, 4/05/05	275	275
2.823%, 4/11/05	760	759
2.833%, 4/15/05	325	325

High Income Bond Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Independence 2.880%, 10/17/05	$643	$643
Laguna ABS/Laguna Corp 2.736%, 4/04/05	542	542
2.728%, 5/02/05	542	541
Lakeside Funding 2.800%, 4/08/05	867	867
Leaf's LLC 2.860%, 4/20/05	596	596
Liquid Funding 2.840%, 5/25/05	542	542
Main Street Warehouse 2.837%, 4/22/05	1,084	1,082
Morgan Stanley 2.955%, 7/25/05	1,084	1,084
2.393%, 9/09/05	325	325
Orchard Park 2.846%, 10/06/05	238	238
2.827%, 1/06/06	1,090	1,090
Sigma Finance 2.945%, 5/17/05	33	33
2.945%, 5/17/05	76	76
2.945%, 5/17/05	108	108
Thornburg Mortgage 2.716%, 4/01/05	759	759
2.756%, 4/07/05	542	542
Total Commercial Paper		13,873
Corporate Obligations – 6.0%
Allstate Life Global 2.800%, 10/14/05	271	271
2.860%, 10/14/05	1,084	1,084
Bayer Landbank NY 2.840%, 6/24/05	488	488
2.840%, 6/24/05	542	542
Blue Heron Funding 2.880%, 5/18/05	303	303
Castle Hill III 3.050%, 9/15/15	325	325
Cheyne High Grade 2.280%, 11/10/39	542	542
Depfa Bank PLC 2.990%, 6/15/05	542	542
Duke Funding VI 2.680%, 4/08/05	656	656
General Electric Capital Corporation 2.860%, 7/09/07	542	543
Jackson National Life 2.810%, 4/15/05	542	542
Jefferson Pilot 2.860%, 8/17/05	542	542
LaSalle Bank NA 2.900%, 8/01/05	271	271
Liquid Funding 2.850%, 6/28/05	488	488
Merrill Lynch 2.750%, 10/01/05	1,084	1,084
Metlife Global Funding 2.850%, 10/14/05	650	650
2.890%, 4/28/08	455	455
Morgan Stanley 2.890%, 12/26/08	542	542

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

High Income Bond Fund (continued)

DESCRIPTION	PAR (000)/SHARES	VALUE (000)
Natexis Banq NY 2.130%, 7/12/05	$163	$163
2.955%, 7/12/05	596	596
Northlake CDO 3.030%, 9/06/05	325	325
Park Place Resecuritization 2.900%, 5/25/05	497	496
Premium Asset Trust 2.810%, 5/13/05	303	303
2.760%, 7/01/05	1,615	1,615
2.820%, 10/14/05	434	434
REMAC 1.867%, 9/29/05	557	559
RMAC 2.790%, 6/12/05	552	552
SMM Trust 2004 1.930%, 9/23/05	594	595
Westlb AG New York 2.780%, 3/10/15	542	542
Total Corporate Obligations		16,050
Money Market Funds – 0.2%
Merrill Lynch Premier Institutional Fund	437,633	438
Total Money Market Funds		438
Other Short-Term Investments – 1.6%
ARLO III 3.010%, 9/28/05	$1,626	1,626
Commonwealth Life 3.115%, 4/01/05 (n)	547	547
General Electric Capital Assurance 2.770%, 4/01/05	217	217
HBOS Treasury Services 2.710%, 11/01/05	596	596
ING USA Annuity & Life 2.180%, 6/30/05	1,409	1,409
Total Other Short-Term Investments		4,395
Repurchase Agreements – 9.3%
Bear Stearns 3.045%, dated 3/31/05, matures 4/1/05, repurchase price $1,084,013 (collateralized by various securities: Total market value $1,112,462)	1,084	1,084
Bear Stearns 2.960%, dated 3/31/05, matures 4/22/05, repurchase price $325,765 (collateralized by commercial loans: Total market value $333,128)	325	325
Citibank 2.925%, dated 3/31/05, matures 4/01/05, repurchase price $2,168,018 (collateralized by various securities: Total market value $2,332,502)	2,168	2,168
CS First Boston 2.900%, dated 3/31/05, matures 4/01/05, repurchase price $2,710,021 (collateralized by collateralized U.S. government securities: Total market value $2,764,022)	2,710	2,710
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $216,802 (collateralized by collateralized mortgage obligations: Total market value $227,667)	216	216

High Income Bond Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $216,802 (collateralized by collateralized mortgage obligations: Total market value $227,653)	$217	$217
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $216,802 (collateralized by collateralized mortgage obligations: Total market value $227,631)	217	217
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $108,401 (collateralized by collateralized mortgage obligations: Total market value $113,833)	108	108
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $108,401 (collateralized by collateralized mortgage obligations: Total market value $113,833)	108	108
Goldman Sachs 3.025%, dated 3/31/05, matures 4/01/05, repurchase price $2,710,030 (collateralized by mortgage loans: Total market value $2,765,106)	2,710	2,710
Goldman Sachs 3.025%, dated 3/31/05, matures 4/01/05, repurchase price $2,439,027 (collateralized by mortgage loans: Total market value $2,488,597)	2,439	2,439
Goldman Sachs 2.885%, dated 3/31/05, matures 4/06/05, repurchase price $542,221 (collateralized by mortgage loans: Total market value $553,027)	542	542
Lehman Brothers 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $2,168,019 (collateralized by collateralized mortgage obligations: Total market value $2,384,044)	2,168	2,168
Lehman Brothers 3.055%, dated 3/31/05, matures 4/01/05, repurchase price $1,626,019 (collateralized by mortgage loans: Total market value $1,658,399)	1,626	1,626
Lehman Brothers 3.000%, dated 3/31/05, matures 4/01/05, repurchase price $184,282 (collateralized by corporate securities: Total market value $202,707)	184	184
Merrill Lynch 2.925%, dated 3/31/05, matures 4/01/05, repurchase price $1,626,014 (collateralized by corporate securities: Total market value $1,707,210)	1,626	1,626
Merrill Lynch 2.955%, dated 3/31/05, matures 4/01/05, repurchase price $1,355,012 (collateralized by corporate securities: Total market value $1,422,687)	1,355	1,355
Merrill Lynch 2.925%, dated 3/31/05, matures 4/01/05, repurchase price $1,084,009 (collateralized by corporate securities: Total market value $1,138,169)	1,084	1,084

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

High Income Bond Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Merrill Lynch 2.955%, dated 3/31/05, matures 4/01/05, repurchase price $813,007 (collateralized by corporate securities: Total market value $853,630)	$813	$813
Merrill Lynch 2.955%, dated 3/31/05, matures 4/01/05, repurchase price $216,802 (collateralized by corporate securities: Total market value $227,651)	217	217
Morgan Stanley 2.915%, dated 3/31/05, matures 4/01/05, repurchase price $3,143,625 (collateralized by U.S. government securities: Total market value $3,209,370)	3,143	3,143
Total Repurchase Agreements		25,060
Total Investments Purchased with Proceeds from Securities Lending (Cost $59,816)		59,816
Total Investments – 119.5% (Cost $317,588)		321,486
Other Assets and Liabilities, Net – (19.5)%		(52,497)
Total Net Assets – 100.0%		$268,989

(a)  Securities considered illiquid or restricted. As of March 31, 2005, the value of these investments was $5,535,489 or 2.1% of total net assets. See note 2 in Notes to Financial Statements.

(b)  Represents a foreign high yield (non-investment grade) bond. On March 31, 2005, the value of these investments was $37,308,730, which represents 13.9% of total net assets.

(c)  This security or a portion of this security is out on loan at March 31, 2005. Total loaned securities had a value of $57,614,158 at March 31, 2005. See note 2 in Notes to Financial Statements.

(d)  Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the funds' board of directors. As of March 31, 2005, the value of these investments was $65,573,054 or 24.4% of total net assets.

(e)  Security for which the coupon rate of interest will adjust based on ratings by Standard & Poor's and Moody's Investor Service. The rate disclosed represents the coupon rate in effect as of March 31, 2005.

(f)  Variable Rate Security – The rate shown is the rate in effect as of March 31, 2005.

(g)  Delayed Interest (Step-Bonds) – Securities for which the coupon rate of interest will adjust on specified future date(s). The rate disclosed represents the coupon rate in effect as of March 31, 2005.

(h)  Security is convertible into shares of Sprint PCS common stock.

(i)  Security currently in default.

(j)  Security is fair valued. As of March 31, 2005, the fair value of these investments was $0 or 0.0% of total net assets. See note 2 in Notes to Financial Statements.

(k)  Non-income producing security.

(l)  Security has been deposited as inital margin on open futures contracts. Yield shown is effective yield at date of purchase. See note 2 in Notes to Financial Statements.

(m)  Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

(n)  Security has demand features which qualify it as a short term security. The date disclosed is the next put date.

High Income Bond Fund (concluded)

Cl – Class

FNMA – Federal National Mortgage Association

PIK – Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.

REIT – Real Estate Investment Trust

Schedule of Open Futures Contracts

Description	Number of Contracts Purchased (Sold)	Market Value Covered By Contracts (000)	Settlement Month	Unrealized Appreciation (Depreciation) (000)
U.S. Treasury 5 year Futures	(122)	$(13,065)	Jun. 05	$61
U.S. Treasury 10 year Futures	(74)	8,086	Jun. 05	39
U.S. Treasury Long Bond	80	8,910	Jun. 05	(152)
				$(52)

Credit Default Swap Agreement outstanding at March 31, 2005

Counterparty	Reference Entity	Buy/Sell Protection	Pay/ Receive Fixed Rate	Expiration Date	Notional Amount (000)	Unrealized Appreciation (000)
Citigroup	Dow Jones CDX EM2	Buy	2.60%	12/20/09	$12,000	$71
						$71

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

Inflation Protected Securities Fund

DESCRIPTION	PAR (000)	VALUE (000)
U.S. Government & Agency Securities – 91.3%
U.S. Agency Debentures – 6.4%
BECCS, Callable 05/15/06 @ 100 0.000%, 05/15/11 (a)	$1,000	$963
FHLB 2.500%, 03/30/06	1,000	988
Series 392 2.500%, 03/15/06	2,500	2,472
FHLMC 5.250%, 01/15/06 (b)	2,000	2,025
5.250%, 11/05/12, Callable 11/05/07 @ 100	500	501
FNMA 3.875%, 02/01/08, Callable 02/01/06 @ 100	2,000	1,977
4.200%, 03/24/08, Callable 03/24/06 @ 100	3,500	3,491
		12,417
U.S. Treasuries – 84.9%
U.S. Treasury Bonds 7.250%, 05/15/16 (b)	3,000	3,680
2.375%, 01/15/25 (c)	18,563	19,961
3.625%, 04/15/28 (b) (c)	18,097	23,795
5.375%, 02/15/31 (b)	3,000	3,270
U.S. Treasury Notes 3.375%, 01/15/07 (c)	12,096	12,700
3.875%, 01/15/09 (b) (c)	11,453	12,634
4.250%, 01/15/10 (b) (c)	5,610	6,388
0.875%, 04/15/10 (b) (c)	6,794	6,647
3.000%, 07/15/12 (c)	9,015	9,923
1.875%, 07/15/13 (c)	3,893	3,959
2.000%, 01/15/14 (b) (c)	4,902	5,017
2.000%, 07/15/14 (c)	12,392	12,654
1.625%, 01/15/15 (c)	14,730	14,514
U.S. Treasury Notes (TIPS) 3.625%, 01/15/08 (b) (c)	7,495	8,062
3.500%, 01/15/11 (c)	3,917	4,376
3.875%, 04/15/29 (b) (c)	12,179	16,754
		164,334
Total U.S. Government & Agency Securities (Cost $176,889)		176,751
Corporate Bond – 2.0%
Miscellaneous – 2.0%
Dow Jones, Series 3-1 7.750%, 12/29/09 (d)	4,000	3,910
Total Corporate Bond (Cost $3,998)		3,910
Asset-Backed Securities – 1.9%
Commercial – 1.8%
Deutsche Mortgage and Asset Recieving Series 1998-C1, Cl A2 6.538%, 06/15/31	455	474
Greenwich Capital Commercial Funding, Series 2005-GG3, Cl A2 4.305%, 08/10/42	2,000	1,962
GS Mortgage Securities II Series 2003-C1, Cl A2A 3.590%, 01/10/40	500	487
Nomura Asset Securities Series 1998-D6, Cl A1B 6.590%, 03/15/30	500	527
		3,450

Inflation Protected Securities Fund (continued)

DESCRIPTION	PAR (000)/SHARES	VALUE (000)
Other – 0.1%
GRP/AG Real Estate Asset Trust Series 2004-1, Cl A 3.960%, 03/25/09 (a) (d) (e)	$190	$191
Total Asset-Backed Securities (Cost $3,705)		3,641
CMO – Private Mortgage-Backed Security – 1.0%
Fixed Rate – 1.0%
GMAC Commercial Mortgage Securities Series 2003-C3 Cl A2 4.223%, 04/10/40	2,000	1,968
Total CMO – Private Mortgage-Backed Security (Cost $2,014)		1,968
CMO – U.S. Government Agency Mortgage-Backed Securities – 0.7%
Fixed Rate – 0.7%
FHLMC Gold Pool 4.000%, 10/01/10, #M80855	970	955
FHLMC REMIC Series 2763, Cl TA 4.000%, 03/15/11	473	465
Total CMO – U.S. Government Agency Mortgage-Backed Securities (Cost $1,446)		1,420
Treasury Obligation – 0.0%
U.S. Treasury Bill 2.520%, 04/07/05 (f)	70	70
Total Treasury Obligation (Cost $70)		70
Affiliated Money Market Fund – 3.2%
First American Prime Obligations Fund, Cl Z (g)	6,221,007	6,221
Total Affiliated Money Market Fund (Cost $6,221)		6,221
Investments Purchased with Proceeds from Securities Lending – 43.3%
Commercial Paper – 10.0%
Bluegrass 2.904%, 11/18/05	$304	304
Cable Beach 2.642%, 4/11/05	760	759
Concord Minutemen Capital 2.810%, 4/13/05	729	729
2.750%, 4/07/06	2,279	2,279
Descartes Funding Trust 2.810%, 11/15/05	760	760
Duke Funding VI 2.794%, 4/05/05	386	386
2.823%, 4/11/05	1,065	1,064
2.833%, 4/15/05	456	456
Independence 2.880%, 10/17/05	901	901
Laguna ABS/Laguna Corp 2.736%, 4/04/05	760	759
2.728%, 5/02/05	760	758
Lakeside Funding 2.800%, 4/08/05	1,215	1,215
Leaf's LLC 2.860%, 4/20/05	835	835

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Inflation Protected Securities Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Liquid Funding 2.840%, 5/25/05	$760	$760
Main Street Warehouse 2.837%, 4/22/05	1,519	1,517
Morgan Stanley 2.955%, 7/25/05	1,519	1,519
2.393%, 9/09/05	456	456
Orchard Park 2.846%, 10/06/05	334	334
2.827%, 1/06/06	1,528	1,528
Sigma Finance 2.945%, 5/17/05	106	106
2.945%, 5/17/05	152	152
2.945%, 5/17/05	45	45
Thornburg Mortgage 2.716%, 4/01/05	1,063	1,063
2.756%, 4/07/05	760	759
Total Commercial Paper		19,444
Corporate Obligations – 11.6%
Allstate Life Global 2.800%, 10/14/05	380	380
2.860%, 10/14/05	1,519	1,519
Bayer Landbank NY 2.840%, 6/24/05	684	684
2.840%, 6/24/05	760	760
Blue Heron Funding 2.880%, 5/18/05	425	425
Castle Hill III 3.050%, 9/15/15	456	456
Cheyne High Grade 2.280%, 11/10/39	760	760
Depfa Bank PLC 2.990%, 6/15/05	759	759
Duke Funding VI 2.680%, 4/08/05	919	919
General Electric Capital Corporation 2.860%, 7/09/07	760	760
Jackson National Life 2.810%, 4/15/05	760	760
Jefferson Pilot 2.860%, 8/17/05	760	760
LaSalle Bank NA 2.900%, 8/01/05	380	379
Liquid Funding 2.850%, 6/28/05	684	684
Merrill Lynch 2.750%, 10/01/05	1,519	1,520
Metlife Global Funding 2.850%, 10/14/05	912	912
2.890%, 4/28/08	638	638
Morgan Stanley 2.890%, 12/26/08	760	760
Natexis Banq NY 2.955%, 7/12/05	836	836
2.130%, 7/12/05	228	228
Northlake CDO 3.030%, 9/06/05	456	456
Park Place Resecuritization 2.900%, 5/25/05	697	696
Premium Asset Trust 2.810%, 5/13/05	425	425
2.760%, 7/01/05	2,264	2,264
2.820%, 10/14/05	608	608

Inflation Protected Securities Fund (continued)

DESCRIPTION	PAR (000)/SHARES	VALUE (000)
REMAC 1.867%, 9/29/05	$780	$783
RMAC 2.790%, 6/12/05	773	773
SMM Trust 2004 1.930%, 9/23/05	833	833
Westlb AG New York 2.780%, 3/10/15	760	759
Total Corporate Obligations		22,496
Money Market Funds – 0.3%
Merrill Lynch Premier Institutional Fund	613,397	613
Total Money Market Funds		613
Other Short-Term Investments – 3.2%
ARLO III 3.010%, 9/28/05	$2,279	2,279
Commonwealth Life 3.115%, 4/01/05 (h)	767	767
General Electric Capital Assurance 2.770%, 4/01/05	304	304
HBOS Treasury Services 2.710%, 11/01/05	836	836
ING USA Annuity & Life 2.180%, 6/30/05	1,975	1,975
Total Other Short-Term Investments		6,161
Repurchase Agreements – 18.2%
Bear Stearns 3.045%, dated 3/31/05, matures 4/1/05, repurchase price $1,519,380 (collateralized by various securities: Total market value $1,559,255)	1,519	1,519
Bear Stearns 2.960%, dated 3/31/05, matures 4/22/05, repurchase price $456,600 (collateralized by commercial loans: Total market value $466,920)	456	456
Citibank 2.925%, dated 3/31/05, matures 4/01/05, repurchase price $3,038,749 (collateralized by various securities: Total market value $3,269,294)	3,038	3,038
CS First Boston 2.900%, dated 3/31/05, matures 4/01/05, repurchase price $3,798,434 (collateralized by collateralized U.S. government securities: Total market value $3,874,123)	3,798	3,798
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $303,875 (collateralized by collateralized mortgage obligations: Total market value $319,103)	304	304
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $303,875 (collateralized by collateralized mortgage obligations: Total market value $319,085)	304	304
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $303,875 (collateralized by collateralized mortgage obligations: Total market value $319,054)	304	304

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

Inflation Protected Securities Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $151,937 (collateralized by collateralized mortgage obligations: Total market value $159,552)	$152	$152
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $151,937 (collateralized by collateralized mortgage obligations: Total market value $159,552)	152	152
Goldman Sachs 3.025%, dated 3/31/05, matures 4/01/05, repurchase price $3,798,447 (collateralized by mortgage loans: Total market value $3,875,643)	3,798	3,798
Goldman Sachs 3.025%, dated 3/31/05, matures 4/01/05, repurchase price $3,418,602 (collateralized by mortgage loans: Total market value $3,488,080)	3,418	3,418
Goldman Sachs 2.885%, dated 3/31/05, matures 4/06/05, repurchase price $759,991 (collateralized by mortgage loans: Total market value $775,137)	760	760
Lehman Brothers 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $3,038,750 (collateralized by collateralized mortgage obligations: Total market value $3,341,536)	3,039	3,039
Lehman Brothers 3.055%, dated 3/31/05, matures 4/01/05, repurchase price $2,279,070 (collateralized by mortgage loans: Total market value $2,278,877)	2,279	2,279
Lehman Brothers 3.000%, dated 3/31/05, matures 4/01/05, repurchase price $258,294 (collateralized by corporate securities: Total market value $284,119)	258	258
Merrill Lynch 2.925%, dated 3/31/05, matures 4/01/05, repurchase price $2,279,062 (collateralized by corporate securities: Total market value $2,392,868)	2,279	2,279
Merrill Lynch 2.955%, dated 3/31/05, matures 4/01/05, repurchase price $1,899,220 (collateralized by corporate securities: Total market value $1,994,074)	1,899	1,899
Merrill Lynch 2.925%, dated 3/31/05, matures 4/01/05, repurchase price $1,519,375 (collateralized by corporate securities: Total market value $1,595,287)	1,519	1,519
Merrill Lynch 2.955%, dated 3/31/05, matures 4/01/05, repurchase price $1,139,532 (collateralized by corporate securities: Total market value $1,196,469)	1,139	1,139
Merrill Lynch 2.955%, dated 3/31/05, matures 4/01/05, repurchase price $303,875 (collateralized by corporate securities: Total market value $319,082)	304	304

Inflation Protected Securities Fund (concluded)

DESCRIPTION	PAR (000)	VALUE (000)
Morgan Stanley 2.915%, dated 3/31/05, matures 4/01/05, repurchase price $4,406,185 (collateralized by U.S. government securities: Total market value $4,498,335)	$4,406	$4,406
Total Repurchase Agreements		35,125
Total Investments Purchased with Proceeds from Securities Lending (Cost $83,839)		83,839
Total Investments – 143.4% (Cost $278,182)		277,820
Other Assets and Liabilities, Net – (43.4)%		(84,155)
Total Net Assets – 100.0%		$193,665

(a)  Delayed Interest (Step-Bonds) – Securities for which the coupon rate of interest will adjust on specified future date(s). The rate disclosed represents the coupon rate in effect as of March 31, 2005.

(b)  This security or a portion of this security is out on loan at March 31, 2005. Total loaned securities had a value of $82,880,758 at March 31, 2005. See note 2 in Notes to Financial Statements.

(c)  U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(d)  Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the funds' board of directors. As of March 31, 2005, the value of these investments was $4,101,042 or 2.1% of total net assets.

(e)  Security considered illiquid or restricted. As of March 31, 2005, the value of these investments was $191,042 or 0.1% of total net assets. See note 2 in Notes to Financial Statements.

(f)  Security has been deposited as inital margin on open futures contracts. Yield shown is effective yield at date of purchase. See note 2 in Notes to Financial Statements.

(g)  Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

(h)  Security has demand features which qualify it as a short term security. The date disclosed is the next put date.

BECCS – Bearer Corporate Conversion System

Cl – Class

CMO – Collateralized Mortgage Obligation

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

REMIC – Real Estate Mortgage Investment Conduit

TIPS – Treasury Inflation Protection Security

Credit Default Swap Agreement outstanding at March 31, 2005

Counterparty	Reference Entity	Buy/Sell Protection	Pay/ Receive Fixed Rate	Expiration Date	Notional Amount (000)	Unrealized Depreciation (000)
Citigroup	Dow Jones CDX EM2	Sell	2.60%	12/20/09	$4,000	$(27)
						$(27)

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

Intermediate Government Bond Fund

DESCRIPTION	PAR (000)	VALUE (000)
U.S. Government & Agency Securities – 97.6%
U.S. Agency Debentures – 63.1%
FFCB 2.500%, 11/15/05	$1,750	$1,739
2.375%, 10/02/06	3,750	3,668
3.250%, 06/15/07	3,700	3,636
2.625%, 09/17/07	3,750	3,621
3.000%, 12/17/07	3,700	3,590
5.750%, 01/18/11	1,800	1,901
FHLB 2.125%, 05/15/06	3,000	2,948
3.000%, 05/15/06	2,900	2,877
2.875%, 05/22/06	2,550	2,526
5.250%, 08/15/06	4,000	4,074
2.875%, 02/15/07	3,100	3,039
3.500%, 05/15/07	2,500	2,472
Callable 04/07/06 @ 100 4.430%, 04/07/08	2,000	2,000
TVA 6.375%, 06/15/05	3,225	3,247
5.375%, 11/13/08	3,475	3,593
5.625%, 01/18/11	3,450	3,623
6.790%, 05/23/12	3,175	3,572
		52,126
U.S. Treasuries – 34.5%
U.S. Treasury Bond (STRIPS) 0.000%, 11/15/11 (a)	1,670	1,581
U.S. Treasury Bonds 9.375%, 02/15/06	1,340	1,410
12.750%, 11/15/10	2,335	2,468
13.250%, 05/15/14	2,400	3,225
11.750%, 11/15/14	2,575	3,389
9.250%, 02/15/16	700	977
7.250%, 05/15/16	2,250	2,760
9.125%, 05/15/18	1,250	1,786
8.125%, 08/15/19	1,075	1,446
8.750%, 05/15/20	1,350	1,920
U.S. Treasury Notes 2.500%, 10/31/06	225	221
3.625%, 01/15/10	2,850	2,782
2.000%, 01/15/14	366	375
2.000%, 07/15/14 (b)	961	981
4.250%, 11/15/14	3,250	3,182
		28,503
Total U.S. Government & Agency Securities (Cost $81,963)		80,629
Treasury Obligations – 0.6%
U.S. Inflation Index Bond 1.625%, 01/15/15 (b)	409	403
U.S. Treasury Bill 2.520%, 04/07/05 (c)	60	60
Total Treasury Obligations (Cost $466)		463

Intermediate Government Bond Fund (concluded)

DESCRIPTION	SHARES	VALUE (000)
Affiliated Money Market Fund – 2.4%
First American U.S. Treasury Money Market Fund, Cl Z (d)	1,952,005	$1,952
Total Affiliated Money Market Fund (Cost $1,952)		1,952
Total Investments – 100.6% (Cost $84,381)		83,044
Other Assets and Liabilities, Net – (0.6)%		(490)
Total Net Assets – 100.0%		$82,554

(a)  Principal only – Represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The zero coupon rate represents the lack of interest as part of payments received.

(b)  U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(c)  The rate shown is the effective yield as of March 31, 2005.

(d)  Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

Cl – Class

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

TVA – Tennesse Valley Authority

STRIPS – Separate Trading of Registered Interest and Principal of Securities

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

Intermediate Term Bond Fund

DESCRIPTION	PAR (000)	VALUE (000)
U.S. Government & Agency Securities – 29.7%
U.S. Agency Debentures – 10.8%
FHLB Callable 04/07/06 @ 100 4.430%, 04/07/08	$17,065	$17,062
FHLMC 4.875%, 03/15/07 (a)	8,725	8,867
Callable 11/02/05 @ 100 (a) 3.250%, 11/02/07	13,595	13,275
Callable 03/01/06 @ 100 (a) 4.375%, 03/01/10	12,260	12,104
FNMA Callable 11/22/05 @ 100 (a) 3.000%, 11/22/06	28,400	28,009
Callable 06/29/05 @ 100 (a) 5.000%, 06/29/07	13,540	13,608
Callable 11/17/05 @ 100 3.875%, 11/17/08	13,000	12,790
7.250%, 01/15/10 (a)	11,170	12,469
5.250%, 08/01/12 (a)	5,990	6,066
4.375%, 09/15/12 (a)	7,010	6,855
		131,105
U.S. Treasuries – 18.9%
U.S. Treasury Bonds 9.250%, 02/15/16 (a)	8,725	12,179
7.250%, 05/15/16 (a)	10,200	12,511
9.125%, 05/15/18 (a)	8,685	12,409
8.750%, 05/15/20 (a)	17,000	24,172
U.S. Treasury Notes 2.000%, 08/31/05 (a)	5,500	5,477
3.375%, 02/28/07 (a)	7,220	7,168
3.500%, 12/15/09 (a)	26,400	25,641
3.625%, 01/15/10 (a)	17,555	17,135
3.500%, 02/15/10 (a)	12,560	12,189
4.000%, 03/15/10 (a)	24,365	24,171
2.000%, 07/15/14 (a) (b)	15,230	15,551
4.250%, 11/15/14 (a)	29,420	28,808
1.625%, 01/15/15 (a) (b)	9,987	9,840
4.000%, 02/15/15 (a)	21,815	20,956
		228,207
Total U.S. Government & Agency Securities (Cost $361,817)		359,312
Corporate Bonds – 25.7%
Banking – 1.1%
Chuo Mitsui Trust & Bank, Callable 04/15/15 @ 100 5.506%, 12/31/49 (c) (d)	2,840	2,775
Credit Suisse First Boston 3.875%, 01/15/09	6,270	6,113
Mizuho Finance 5.790%, 04/15/14 (c)	4,150	4,250
		13,138
Basic Industry – 0.3%
Alcan 5.200%, 01/15/14 (a)	4,160	4,204
Brokerage – 0.8%
Merrill Lynch, Series B 5.360%, 02/01/07	4,280	4,372
Morgan Stanley 4.750%, 04/01/14 (a)	5,760	5,501
		9,873

Intermediate Term Bond Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Capital Goods – 0.4%
Waste Management 6.875%, 05/15/09	$4,880		$5,265
Communications – 5.2%
America Movil SA 5.750%, 01/15/15 (a)	3,255	3,137
AT&T Broadband 8.375%, 03/15/13	4,345	5,159
Clear Channel Communications 5.500%, 09/15/14	4,360	4,154
Deutsche Telecom 8.500%, 06/15/10	3,690	4,263
France Telecom 8.000%, 03/01/11 (e)	5,855	6,782
News America 6.625%, 01/09/08 (a)	5,820	6,150
SBC Communications 5.100%, 09/15/14 (a)	5,265	5,124
Sprint Capital 8.375%, 03/15/12	8,690	10,150
Telecom De Puerto Rico 6.650%, 05/15/06	4,000	4,093
Telecom Italia Capital 5.250%, 11/15/13	4,975	4,918
Verizon Global Funding 7.250%, 12/01/10 (a) 3,750 4,165 6.875%, 06/15/12	3,925	4,323
		62,418
Consumer Cyclical – 2.5%
Centex 4.550%, 11/01/10 (a)	5,565	5,378
Ford Motor Credit 7.875%, 06/15/10 11,070 11,349 7.000%, 10/01/13 (a)	4,325	4,192
General Motors Acceptance 7.750%, 01/19/10 (a)	9,525	9,218
		30,137
Consumer NonCyclical – 2.6%
Bunge LTD Finance 4.375%, 12/15/08	9,320	9,175
Conagra Foods 7.875%, 09/15/10	4,260	4,867
General Mills 6.000%, 02/15/12	5,400	5,733
Kraft Foods 4.625%, 11/01/06	6,750	6,797
Kroger 7.450%, 03/01/08	4,000	4,304
		30,876
Electric – 3.1%
Consumers Energy, Series B 5.375%, 04/15/13 (a)	3,580	3,609
DTE Energy 7.050%, 06/01/11	4,600	5,082
FPL Group Capital 7.625%, 09/15/06	4,540	4,764
MidAmerican Energy Holdings 3.500%, 05/15/08	4,600	4,437
National Rural Utilities 5.750%, 08/28/09	3,850	4,001
Pacific Gas & Electric 4.200%, 03/01/11	2,065	2,002

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Intermediate Term Bond Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
PSEG Power 6.950%, 06/01/12	$3,855	$4,278
Southern California Edison 5.000%, 01/15/14 (a)	2,000	1,979
TXU Energy 7.000%, 03/15/13 (a)	6,895	7,578
		37,730
Energy – 0.7%
Encana 6.300%, 11/01/11	5,115	5,532
Gazprom International SA 7.201%, 02/01/20 (c)	3,500	3,570
		9,102
Finance Companies – 1.4%
American General 5.875%, 07/14/06 (a)	4,085	4,170
Capital One Bank 5.750%, 09/15/10	7,000	7,229
MBNA America Bank 4.625%, 08/03/09 (a)	5,760	5,721
		17,120
Foreign Agencies – 0.9%
KFW Bankengruppe 3.250%, 07/16/07	11,500	11,309
Insurance – 1.2%
Aon 6.200%, 01/15/07	5,750	5,968
Axis Capital 5.750%, 12/01/14 (a)	4,410	4,426
Fund American Companies 5.875%, 05/15/13	4,190	4,240
		14,634
Miscellaneous – 1.2%
Core Investment Grade Trust 4.727%, 11/30/07	13,990	13,995
Natural Gas – 1.4%
Duke Energy 7.875%, 08/16/10	10,000	11,413
Teppco Partners 7.625%, 02/15/12	4,950	5,620
		17,033
REITS – 0.8%
Colonial Realty 4.750%, 02/01/10	4,915	4,857
Mack-Cali Realty (REIT) 7.250%, 03/15/09	4,500	4,868
		9,725
Sovereigns – 1.3%
Pemex Project Funding Master Trust 7.375%, 12/15/14 (a)	7,355	7,870
Russian Federation 5.000%, 03/31/30 (c) (d)	3,370	3,458
United Mexican States 5.875%, 01/15/14 (a)	4,525	4,491
		15,819
Supranationals – 0.3%
Corporacion Andina De Fomento 5.200%, 05/21/13	3,651	3,639

Intermediate Term Bond Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Transportation – 0.2%
Hertz 7.625%, 06/01/12	$2,000	$2,019
Yankee Corporations – 0.3%
Tengizcheveroil Finance 6.124%, 11/15/14 (c)	3,095	3,083
Total Corporate Bonds (Cost $315,369)		311,119
Asset-Backed Securities – 23.8%
Automotive – 4.3%
Capital Auto Receivables Asset Trust Series 2004-1, Cl A3 2.000%, 11/15/07	11,560	11,356
Honda Auto Receivables Owner Trust Series 2002-4, Cl A4 2.700%, 03/17/08	7,345	7,303
Nissan Auto Receivables Owner Trust Series 2003-B, Cl A3 1.510%, 08/15/07	6,336	6,288
Series 2005-A, Cl A2 3.220%, 07/16/07	10,850	10,814
Toyota Auto Receivables Owners Trust Series 2002-B, Cl A4 4.390%, 05/15/09	5,860	5,878
USAA Auto Owner Trust Series 2003-1, Cl A4 2.040%, 02/16/10	1,495	1,461
WFS Financial Owner Trust Series 2004-4, Cl A3 2.980%, 09/17/09	9,170	8,977
		52,077
Commercial – 7.1%
Banc of America Commercial Mortgage Series 2004-4, Cl A4 4.502%, 07/10/42	9,185	8,985
Bear Stearns Commercial Mortgage Securities Series 2004-T14, Cl A4 5.200%, 01/12/41	8,775	8,842
Commercial Mortgage Series 2004-CNL, Cl A1 3.030%, 09/15/14 (f)	5,255	5,233
Deutsche Mortgage and Asset Recieving Series 1998-C1, Cl A2 6.538%, 06/15/31	6,419	6,686
GMAC Commercial Mortgage Securities Series 2004-C2, Cl A1 3.896%, 08/10/38	7,589	7,488
Greenwich Capital Commercial Funding Series 2003-C1, Cl A2 3.285%, 07/05/35	5,000	4,752
Series 2004-GG1, Cl A7 5.317%, 06/10/36 (a)	7,385	7,500
GS Mortgage Securities II Series 2003-C1, Cl A2A 3.590%, 01/10/40	13,840	13,478
Series 2004-GG2, Cl A1 3.109%, 08/10/38	7,922	7,865
Morgan Stanley Capital Investments Series 1999-FNV1, Cl A1 6.120%, 03/15/31	2,567	2,625
Nomura Asset Securities Series 1998-D6, Cl A1B 6.590%, 03/15/30 (a)	11,675	12,294
		85,748

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

Intermediate Term Bond Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Credit Card – 6.0%
American Express Credit Account Series 2004-4, Cl C 3.280%, 03/15/12 (c) (f)	$3,100	$3,106
Bank One Issuance Trust Series 2004-2A, Cl AZ 2.840%, 10/15/09 (f)	15,000	15,010
Capital One Multi-Asset Execution Trust Series 2003-A6, Cl A6 2.950%, 08/17/09	7,500	7,380
Citibank Credit Card Issuance Trust Series 2004-A4, Cl A4 3.200%, 08/24/09 (a)	10,065	9,830
Fleet Credit Card Master Trust Series 2001-B, Cl A 5.600%, 12/15/08	10,820	11,025
MBNA Credit Card Master Note Trust Series 2003-A1, Cl A1 3.300%, 07/15/10	12,560	12,230
Series 2003-C6, Cl C6 3.990%, 12/15/10	3,200	3,268
Providian Gateway Master Trust Series 2004-DA, Cl A 3.350%, 09/15/11	10,355	10,108
		71,957
Equipment Leases – 0.8%
CNH Equipment Trust Series 2003-B, Cl A3B 2.470%, 01/15/08	9,895	9,800
Home Equity – 4.3%
Amresco Residential Security Mortgage Series 1997-3, Cl A9 6.960%, 03/25/27	1,165	1,121
Contimortgage Home Equity Loan Trust Series 1997-3, Cl A9 7.120%, 08/15/28	542	519
Countrywide Series 2003-BC1, Cl A1 3.250%, 03/25/33 (d) (f)	1,873	1,897
Series 2004-4, Cl 3A1 2.950%, 11/25/23 (d) (f)	944	944
Equity One Series 2003-4, Cl AF3 3.531%, 10/25/34	18,915	18,847
First Franklin Mortgage Loan Series 2004-FFB, Cl A3 4.264%, 06/25/24	3,090	3,073
Household Home Equity Loan Trust Series 2002-3, Cl A 3.300%, 07/20/32 (f)	5,725	5,735
Residential Asset Mortgage Products Series 2004-RS4, Cl AI2 3.247%, 09/25/25	9,535	9,399
Residential Funding Mortgage Securities Series 2004-HI2, Cl A3 4.270%, 11/25/16	5,435	5,413
Saxon Asset Securities Trust Series 2004-1, Cl A 3.120%, 03/25/35 (d) (f)	4,634	4,645
		51,593
Manufactured Housing – 0.0%
Green Tree Financial Series 1996-9, Cl A5 7.200%, 01/15/28	290	290

Intermediate Term Bond Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Other – 1.3%
GRP/AG Real Estate Asset Trust Series 2004-1, Cl A 3.960%, 03/25/09 (c) (d) (g)	$1,039	$1,044
Series 2004-2, Cl A 4.210%, 07/25/34 (c) (d)	1,856	1,830
Williams Street Funding Series 2004-4, Cl A 3.413%, 09/23/10 (c) (f) (g)	9,405	9,420
Series 2005-1, Cl A 3.041%, 01/23/11 (c) (f) (g)	3,900	3,900
		16,194
Total Asset-Backed Securities (Cost $291,388)		287,659
CMO – Private Mortgage-Backed Securities – 13.2%
Adjustable Rate (e) – 9.7%
CS First Boston Mortgage Securities Series 2003-AR24, Cl 2A4 4.104%, 10/25/33	13,390	13,406
Granite Mortgages Series 2003-1, Cl 1C 4.120%, 01/20/43 (d) (g)	4,500	4,617
IMPAC CMB Trust Series 2003-12, Cl A1 3.230%, 12/25/33 (d)	5,360	5,377
MLCC Mortgage Investors Series 2003-G, Cl A3 3.804%, 01/25/29 (g)	9,184	9,460
Series 2003-H, Cl A3A 3.852%, 01/25/29 3,937 4,056 Series 2004-B, Cl A3 3.832%, 05/25/29 (g)	7,203	7,419
Sequoia Mortgage Trust Series 2004-5, Cl A1 3.591%, 06/20/34 (g)	8,967	9,169
Series 2004-7, Cl A1 3.832%, 08/20/34	7,525	7,713
Structured Mortgage Loan Trust Series 2004-11, Cl A 4.350%, 08/25/34 (g)	4,663	4,756
Washington Mutual Series 2003-AR10, Cl A6 4.076%, 10/25/33	10,560	10,517
Series 2004-AR4, Cl A6 3.808%, 06/25/34	13,305	12,931
Wells Fargo Mortgage Backed Securities Trust Series 2003-J, Cl 2A5 4.454%, 10/25/33	11,500	11,193
Series 2004-EE, Cl B1 3.988%, 01/25/35 (g)	5,769	5,464
Series 2004-N, Cl A3 4.132%, 08/25/34	11,108	11,028
		117,106
Fixed Rate – 3.5%
Banc of America Commercial Mortgage Series 2004-4, Cl A3 4.128%, 07/10/42	8,715	8,542
Series 2004-5, Cl A3 4.561%, 11/10/41	10,050	9,847
Bank of America Mortgage Securities Series 2003-6, Cl 1A29 4.250%, 08/25/33	9,000	8,942

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Intermediate Term Bond Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Countrywide Alternative Loan Trust Series 2004-2CB, Cl1A1 4.250%, 03/25/34	$6,362	$6,353
Global Signal Trust Series 2004-2A, Cl A 4.232%, 12/15/14	7,390	7,205
Salomon Brothers Mortgage Securities Series 1986-1, Cl A 6.000%, 12/25/11	171	171
Sequoia Mortgage Trust Series 2004-4, Cl X1 0.800%, 05/20/34 (h)	146,480	1,797
Westam Mortgage Financial Series 11, Cl A 6.360%, 08/25/20	70	70
		42,927
Total CMO – Private Mortgage-Backed Securities (Cost $161,163)		160,033
U.S. Government Agency Mortgage-Backed Securities – 3.8%
Adjustable Rate (f) – 2.3%
FHLMC 3.719%, 04/01/29, #847190	3,803	3,885
FHLMC Pool 4.267%, 01/01/28, #786281	3,591	3,677
3.762%, 10/01/30, #847209 (a)	6,849	7,036
3.891%, 05/01/31, #847161	1,796	1,846
3.811%, 09/01/33, #847210 (a)	5,257	5,380
FNMA Pool 4.303%, 09/01/33, #725111 (a)	5,158	5,308
		27,132
Fixed Rate – 1.5%
FHLMC Gold Pool 5.500%, 09/01/06, #G40394	401	403
4.000%, 10/01/10, #M80855	8,260	8,130
FNMA Pool 6.000%, 07/01/06, #252632	161	162
3.790%, 07/01/13, #386314 (a)	10,037	9,400
		18,095
Total U.S. Government Agency Mortgage-Backed Securities (Cost $46,201)		45,227
CMO – U.S. Government Agency Mortgage-Backed Securities – 3.2%
Fixed Rate – 3.2%
FHLMC REMIC Series 1167, Cl E
7.500%, 11/15/21	45	45
Series 1286, Cl A
6.000%, 05/15/22	155	155
Series 1634, Cl PH 6.000%, 11/15/22	691	695
Series 2763, Cl TA 4.000%, 03/15/11 (a)	9,109	8,950
Series 2893 5.000%, 12/15/27 (a)	11,590	11,567
Series T-60 Cl 1A4B 5.343%, 03/25/44	7,738	7,821

Intermediate Term Bond Fund (continued)

DESCRIPTION	PAR (000)/ SHARES	VALUE (000)
FNMA REMIC Series 1990-89, Cl K 6.500%, 07/25/20	$32	$33
Series 2004-76, Cl CE 4.500%, 02/25/21 (a)	9,670	9,537
Total CMO – U.S. Government Agency Mortgage-Backed Securities (Cost $39,626)		38,803
Treasury Obligation – 0.1%
U.S. Treasury Bill 2.520%, 04/07/05 (i)	1,040	1,039
Total Treasury Obligation (Cost $1,040)		1,039
Affiliated Money Market Fund – 1.3%
First American Prime Obligations Fund, Cl Z (j)	15,612,196	15,612
Total Affiliated Money Market Fund (Cost $15,612)		15,612
Investments Purchased with Proceeds from Securities Lending – 36.1%
Commercial Paper – 8.4%
Bluegrass 2.904%, 11/18/05	$1,579	1,579
Cable Beach 2.642%, 4/11/05	3,948	3,945
Concord Minutemen Capital 2.810%, 4/13/05	3,791	3,791
2.750%, 4/07/06	11,845	11,845
Descartes Funding Trust 2.810%, 11/15/05	3,948	3,948
Duke Funding VI 2.794%, 4/05/05	2,006	2,005
2.823%, 4/11/05	5,534	5,529
2.833%, 4/15/05	2,369	2,369
Independence 2.880%, 10/17/05	4,683	4,683
Laguna ABS/Laguna Corp 2.736%, 4/04/05	3,948	3,947
2.728%, 5/02/05	3,948	3,938
Lakeside Funding 2.800%, 4/08/05	6,317	6,317
Leaf's LLC 2.860%, 4/20/05	4,343	4,343
Liquid Funding 2.840%, 5/25/05	3,949	3,949
Main Street Warehouse 2.837%, 4/22/05	7,897	7,883
Morgan Stanley 2.955%, 7/25/05	7,897	7,897
2.393%, 9/09/05	2,369	2,369
Orchard Park 2.846%, 10/06/05	1,737	1,737
2.827%, 1/06/06	7,940	7,940
Sigma Finance 2.945%, 5/17/05	553	553
2.945%, 5/17/05	790	790
2.945%, 5/17/05	237	237
Thornburg Mortgage 2.716%, 4/01/05	5,528	5,527
2.756%, 4/07/05	3,948	3,946
Total Commercial Paper		101,067

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

Intermediate Term Bond Fund (continued)

DESCRIPTION	PAR (000)/SHARES	VALUE (000)
Corporate Obligations – 9.7%
Allstate Life Global 2.800%, 10/14/05	$1,974	$1,974
2.860%, 10/14/05	7,897	7,897
Bayer Landbank NY 2.840%, 6/24/05	3,554	3,554
2.840%, 6/24/05	3,948	3,949
Blue Heron Funding 2.880%, 5/18/05	2,211	2,211
Castle Hill III 3.050%, 9/15/15	2,369	2,369
Cheyne High Grade 2.280%, 11/10/39	3,948	3,948
Depfa Bank PLC 2.990%, 6/15/05	3,948	3,948
Duke Funding VI 2.680%, 4/08/05	4,777	4,777
General Electric Capital Corporation 2.860%, 7/09/07	3,948	3,953
Jackson National Life 2.810%, 4/15/05	3,948	3,948
Jefferson Pilot 2.860%, 8/17/05	3,948	3,948
LaSalle Bank NA 2.900%, 8/01/05	1,974	1,972
Liquid Funding 2.850%, 6/28/05	3,554	3,554
Merrill Lynch 2.750%, 10/01/05	7,897	7,899
Metlife Global Funding 2.850%, 10/14/05	4,738	4,739
2.890%, 4/28/08	3,317	3,318
Morgan Stanley 2.890%, 12/26/08	3,948	3,949
Natexis Banq NY 2.955%, 7/12/05	4,343	4,343
2.130%, 7/12/05	1,185	1,185
Northlake CDO 3.030%, 9/06/05	2,369	2,369
Park Place Resecuritization 2.900%, 5/25/05	3,622	3,616
Premium Asset Trust
2.810%, 5/13/05	2,211	2,211
2.760%, 7/01/05	11,766	11,766
2.820%, 10/14/05	3,159	3,159
REMAC 1.867%, 9/29/05	4,055	4,072
RMAC 2.790%, 6/12/05	4,020	4,020
SMM Trust 2004 1.930%, 9/23/05	4,331	4,331
Westlb AG New York 2.780%, 3/10/15	3,948	3,947
Total Corporate Obligations		116,926
Money Market Funds – 0.3%
Merrill Lynch Premier Institutional Fund	3,188,288	3,188
Total Money Market Funds		3,188

Intermediate Term Bond Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Other Short-Term Investments – 2.6%
ARLO III 3.010%, 9/28/05	$11,845	$11,845
Commonwealth Life 3.115%, 4/01/05 (k)	3,987	3,987
General Electric Capital Assurance 2.770%, 4/01/05	1,579	1,579
HBOS Treasury Services 2.710%, 11/01/05	4,343	4,346
ING USA Annuity & Life 2.180%, 6/30/05	10,266	10,266
Total Other Short-Term Investments		32,023
Repurchase Agreements – 15.1%
Bear Stearns 3.045%, dated 3/31/05, matures 4/1/05, repurchase price $7,897,366 (collateralized by various securities: Total market value $8,104,631)	7,897	7,897
Bear Stearns 2.960%, dated 3/31/05, matures 4/22/05, repurchase price $2,373,295 (collateralized by commercial loans: Total market value $2,426,939)	2,369	2,369
Citibank 2.925%, dated 3/31/05, matures 4/01/05, repurchase price $15,794,680 (collateralized by various securities: Total market value $16,922,995)	15,794	15,794
CS First Boston 2.900%, dated 3/31/05, matures 4/01/05, repurchase price $19,743,337 (collateralized by collateralized U.S. government securities: Total market value $20,136,752)	19,742	19,742
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $1,579,468 (collateralized by collateralized mortgage obligations: Total market value $1,658,622)	1,579	1,579
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $1,579,468 (collateralized by collateralized mortgage obligations: Total market value $1,658,524)	1,579	1,579
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $1,579,468 (collateralized by collateralized mortgage obligations: Total market value $1,658,364)	1,579	1,579
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $789,734 (collateralized by collateralized mortgage obligations: Total market value $829,311)	790	790
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $789,734 (collateralized by collateralized mortgage obligations: Total market value $829,311)	790	790

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Intermediate Term Bond Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Goldman Sachs 3.025%, dated 3/31/05, matures 4/01/05, repurchase price $19,743,405 (collateralized by mortgage loans: Total market value $20,144,650)	$19,742	$19,742
Goldman Sachs 3.025%, dated 3/31/05, matures 4/01/05, repurchase price $17,769,065 (collateralized by mortgage loans: Total market value $18,130,194)	17,768	17,768
Goldman Sachs 2.885%, dated 3/31/05, matures 4/06/05, repurchase price $3,950,248 (collateralized by mortgage loans: Total market value $4,028,975)	3,948	3,948
Lehman Brothers 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $15,794,685 (collateralized by collateralized mortgage obligations: Total market value $17,368,492)	15,793	15,793
Lehman Brothers 3.055%, dated 3/31/05, matures 4/01/05, repurchase price $11,846,053 (collateralized by mortgage loans: Total market value $12,081,949)	11,845	11,845
Lehman Brothers 3.000%, dated 3/31/05, matures 4/01/05, repurchase price $1,342,551 (collateralized by corporate securities: Total market value $1,476,783)	1,342	1,342
Merrill Lynch 2.925%, dated 3/31/05, matures 4/01/05, repurchase price $11,846,010 (collateralized by corporate securities: Total market value $12,437,549)	11,845	11,845
Merrill Lynch 2.955%, dated 3/31/05, matures 4/01/05, repurchase price $9,871,683 (collateralized by corporate securities: Total market value $10,364,714)	9,871	9,871
Merrill Lynch 2.925%, dated 3/31/05, matures 4/01/05, repurchase price $7,897,340 (collateralized by corporate securities: Total market value $8,291,914)	7,897	7,897
Merrill Lynch 2.955%, dated 3/31/05, matures 4/01/05, repurchase price $5,923,010 (collateralized by corporate securities: Total market value $6,218,957)	5,923	5,923
Merrill Lynch 2.955%, dated 3/31/05, matures 4/01/05, repurchase price $1,579,469 (collateralized by corporate securities: Total market value $1,658,511)	1,579	1,579

Intermediate Term Bond Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Morgan Stanley 2.915%, dated 3/31/05, matures 4/01/05, repurchase price $22,902,280 (collateralized by U.S. government securities: Total market value $23,381,251)	$22,900	$22,900
Total Repurchase Agreements		182,572
Total Investments Purchased with Proceeds from Securities Lending (Cost $435,776)		435,776
Total Investments – 136.9% (Cost $1,667,992)		1,654,580
Other Assets and Liabilities, Net – (36.9)%		(445,613)
Total Net Assets – 100.0%		$1,208,967

(a)  This security or a portion of this security is out on loan at March 31, 2005. Total loaned securities had a value of $427,650,742 at March 31, 2005. See note 2 in Notes to Financial Statements.

(b)  U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(c)  Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the funds' board of directors. As of March 31, 2005, the value of these investments was $36,436,694 or 3.0% of total net assets.

(d)  Delayed Interest (Step-Bonds) – Securities for which the coupon rate of interest will adjust on specified future dates. The rate disclosed represents the coupon rate in effect as of March 31, 2005.

(e)  Security for which the coupon rate of interest will adjust based on ratings by Standard & Poor's and Moody's Investors Service. The rate disclosed represents the coupon rate in effect as of March 31, 2005.

(f)  Variable Rate Security – The rate shown is the rate in effect as of March 31, 2005.

(g)  Securities considered illiquid or restricted. As of March 31, 2005, the value of these investments was $55,249,562 or 4.6% of total net assets. See note 2 in Notes to Financial Statements.

(h)  Interest only – Represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate in effect as of March 31, 2005.

(i)  Security has been deposited as inital margin on open futures contracts. Yield shown is effective yield at date of purchase. See note 2 in Notes to Financial Statements.

(j)  Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

(k)  Security has demand features which qualify it as a short term security. The date disclosed is the next put date.

Cl – Class

CMO – Collateralized Mortgage Obligation

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

REIT – Real Estate Investment Trust

REMIC – Real Estate Mortgage Investment Conduit

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

Intermediate Term Bond Fund (concluded)

Schedule of Open Futures Contracts

Description	Number of Contracts Purchased (Sold)	Market Value Covered By Contracts (000)	Settlement Month	Unrealized Depreciation (000)
U.S. Treasury 2 year Futures	104	$10,758	Jun. 05	$(23)
U.S. Treasury 5 year Futures	15	1,606	Jun. 05	(11)
U.S. Treasury 10 year Futures	(19)	(2,076)	Jun. 05	(11)
				$(45)

Credit Default Swap Agreements outstanding as March 31, 2005

Counterparty	Reference Entity		Buy/Sell Protection	Pay/ Receive Fixed Rate	Expiration Date	Notional Amount (000)	Unrealized Depreciation (000)
Citigroup	Dow Jones CDX IG Hvol3	Index	Sell	1.05%	3/20/10	$41,000	$(285)
UBS	Dow Jones CDX IG Hvol3	Index	Sell	1.05%	3/20/10	13,000	(108)
							$(393)

Short Term Bond Fund

DESCRIPTION	PAR (000)	VALUE (000)
Corporate Bonds – 34.7%
Banking – 2.5%
Credit Suisse First Boston 7.750%, 05/15/06 (a)	$7,350	$7,644
First Union 6.875%, 09/15/05	7,000	7,105
J.P. Morgan Chase 6.875%, 01/15/07	4,000	4,194
Key Bank 7.125%, 08/15/06	4,000	4,158
		23,101
Basic Industry – 0.2%
Potash 7.125%, 06/15/07	2,075	2,186
Brokerage – 2.2%
Bear Stearns 6.500%, 05/01/06	5,900	6,060
Goldman Sachs 7.250%, 10/01/05 (a)	6,000	6,111
Merrill Lynch, Series B 6.130%, 05/16/06	3,655	3,745
Morgan Stanley 4.000%, 01/15/10 (b)	5,000	4,821
		20,737
Capital Goods – 3.1%
Boeing Capital 5.650%, 05/15/06	3,483	3,546
Hanson Overseas 6.750%, 09/15/05	8,000	8,105
Tyco International 6.375%, 02/15/06	9,830	10,011
Waste Management 6.500%, 11/15/08	6,800	7,253
		28,915
Communications – 6.2%
Alltel 4.656%, 05/17/07	10,000	10,053
AT&T Wireless Services 7.350%, 03/01/06	5,000	5,145
Comcast Cable Communications 6.200%, 11/15/08 (b)	4,000	4,197
Cox Communications 7.750%, 08/15/06	4,000	4,185
Deutsche Telecom 8.500%, 06/15/10	5,000	5,777
France Telecom 7.950%, 03/01/06 (l)	5,000	5,146
Motorola 4.608%, 11/16/07	4,000	4,000
Sprint Capital 6.125%, 11/15/08	4,000	4,189
Telecom De Puerto Rico 6.650%, 05/15/06	10,000	10,232
Telefonos De Mexico SA 4.750%, 01/27/10 (a)	5,000	4,871
		57,795

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Short Term Bond Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Consumer Cyclical – 5.4%
DaimlerChrysler, Series A 7.375%, 09/15/06	$3,945	$4,104
Ford Motor Credit 6.875%, 02/01/06	9,000	9,132
5.800%, 01/12/09 (b)	11,000	10,575
General Motors Acceptance 6.750%, 01/15/06	9,000	9,051
Lennar 7.625%, 03/01/09	3,500	3,817
May Department Stores 3.950%, 07/15/07 (a)	2,000	1,971
R. R. Donnelley & Sons, Series C 6.700%, 06/21/05	3,500	3,523
Time Warner 6.150%, 05/01/07	8,000	8,280
		50,453
Consumer NonCyclical – 2.1%
Bunge LTD Finance 4.375%, 12/15/08	5,000	4,922
Gillette, Callable 4/15/05 @ 100 3.500%, 10/15/07	6,000	5,902
Kraft Foods 4.625%, 11/01/06	5,500	5,538
Wellpoint 3.750%, 12/14/07 (a)	3,000	2,939
		19,301
Electric – 2.6%
Calenergy 7.630%, 10/15/07	6,255	6,746
DTE Energy 6.450%, 06/01/06	5,000	5,139
National Rural Utilities 6.000%, 05/15/06 (b)	8,000	8,178
Pepco Holdings 3.750%, 02/15/06	4,600	4,592
		24,655
Finance Companies – 3.9%
American General Finance 5.910%, 06/12/06	1,000	1,020
CIT Group Holdings 6.625%, 06/15/05	4,000	4,026
Countrywide Home Loan, Series K 3.500%, 12/19/05 (b)	8,000	7,990
General Electric Capital, Series A 5.350%, 03/30/06 (b)	4,000	4,060
Household Finance 8.000%, 05/09/05	7,000	7,032
International Lease Finance 3.125%, 05/03/07	4,000	3,902
MBNA America Bank 6.500%, 06/20/06	8,000	8,218
		36,248
Foreign Local Governments – 0.6%
Bayerische Landesbank 2.500%, 03/30/06	5,500	5,430
Insurance – 1.3%
Allstate 7.875%, 05/01/05	2,700	2,709

Short Term Bond Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Aon 6.200%, 01/15/07	$4,375	$4,541
St. Paul Companies 7.875%, 04/15/05	5,000	5,007
		12,257
Miscellaneous – 1.1%
Dow Jones, Series 2004-2 4.000%, 09/20/09 (a) (c) (f)	10,000	10,135
Natural Gas – 1.3%
Atmos Energy 4.000%, 10/15/09	3,995	3,870
Duke Energy Field Services 5.750%, 11/15/06	7,915	8,092
		11,962
REITS – 0.9%
First Industrial 5.250%, 06/15/09	3,000	3,018
Simon Property Group 6.375%, 11/15/07	5,000	5,222
		8,240
Sovereigns – 0.4%
Pemex Project Funding Master Trust 6.125%, 08/15/08	4,000	4,100
Supranationals – 0.6%
Corporacion Andina De Fomento 7.250%, 03/01/07	5,000	5,227
Technology – 0.3%
Deluxe 3.500%, 10/01/07 (a)	2,500	2,431
Total Corporate Bonds (Cost $327,436)		323,173
Asset-Backed Securities – 25.2%
Automotive – 6.8%
AESOP Funding II Series 2003-2A, Cl A1 2.740%, 06/20/07 (a)	10,000	9,885
Auto Bond Receivables Trust Series 1993-I, Cl A 6.125%, 11/15/21 (c) (d) (e)	106	-
BMW Vehicle Owner Trust Series 2003-A, Cl A3 1.940%, 02/25/07	2,363	2,355
Capital One Auto Finance Trust Series 2003-A, Cl A4A 2.470%, 01/15/10	7,000	6,853
Harley-Davidson Motorcycle Trust Series 2003-2, Cl A2 2.070%, 02/15/11	7,000	6,746
Honda Auto Receivables Owner Trust Series 2002-4, Cl A4 2.700%, 03/17/08	3,500	3,480
Nissan Auto Lease Trust Series 2002-A, Cl A3B 2.560%, 08/15/07 (a)	2,181	2,179
Nissan Auto Receivables Owner Trust Series 2005-A, Cl A2 3.220%, 07/16/07	8,975	8,945
Series 2002-C, Cl A4 3.330%, 01/15/08	4,600	4,586

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

Short Term Bond Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Toyota Auto Receivables Owner Trust Series 2003-B, Cl A4 2.790%, 01/15/10	$2,000	$1,961
Series 2003-A, Cl A4 2.200%, 03/15/10	4,000	3,935
Wells Fargo Financial Auto Owner Trust Series 2004-A, Cl A3 2.060%, 06/16/08	7,000	6,910
WFS Financial Owner Trust Series 2004-3, Cl A3 3.300%, 03/17/09	5,000	4,950
		62,785
Commercial – 0.5%
Commercial Mortgage Series 2004-CNL, Cl A1 3.030%, 09/15/14 (a) (f)	4,350	4,332
Credit Cards – 8.6%
American Express Credit Account Series 2004-4, Cl C 3.280%, 03/15/12 (a) (f)	2,400	2,405
Bank One Issuance Trust Series 2002-A2, Cl A2 4.160%, 01/15/08	5,335	5,343
Capital One Master Trust Series 2001-3A, Cl C 3.740%, 03/16/09 (a) (c) (f)	2,000	2,012
Series 2001-5, Cl A 5.300%, 06/15/09	4,000	4,074
Series 2001-8A, Cl A 4.600%, 08/17/09	6,000	6,057
Capital One Multi-Asset Execution Trust Series 2003-A6, Cl A6 2.950%, 08/17/09	7,000	6,888
Citibank Credit Card Issuance Trust Series 2002-A3, Cl A3 4.400%, 05/15/07	5,000	5,008
Series 2001-A6, Cl A6 5.650%, 06/15/08	7,730	7,889
Series 2004-A1, Cl A1 2.550%, 01/20/09	800	778
Discover Card Master Trust I Series 2000-9, Cl A 6.350%, 07/15/08	2,000	2,041
Series 2001-6, Cl A 5.750%, 12/15/08	5,000	5,112
Series 2005-1, Cl B 2.557%, 09/15/10	9,000	9,011
Fleet Credit Card Master Trust II Series 2000-C, Cl A 7.020%, 02/15/08	3,190	3,234
Series 2003-A, Cl A 2.400%, 07/15/08	8,500	8,424
MBNA Credit Card Master Note Trust Series 2001-A1, Cl A1 5.750%, 10/15/08	8,500	8,680
Providian Gateway Master Trust Series 2004-DA, Cl A 3.350%, 09/15/11 (a)	2,625	2,562
Sears Credit Account Master Trust Series 1999-3, Cl A 6.450%, 11/17/09	667	674
		80,192

Short Term Bond Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Equipment Leases – 1.4%
CIT Equipment Collateral Series 2004-VT1, Cl A3 2.200%, 03/20/08	$7,400	$7,280
CNH Equipment Trust Series 2003-B, Cl A2 1.710%, 05/15/06	1,098	1,097
Series 2004-A, Cl A3B 2.940%, 10/15/08 (c)	4,700	4,657
		13,034
Home Equity – 4.2%
Advanta Mortgage Loan Trust Series 2000-2, Cl A4 7.930%, 04/25/23 (g)	365	368
Centex Home Equity Series 2000-C, Cl A4 7.720%, 05/25/29	1,403	1,423
Series 2003-C, Cl AV 3.150%, 09/25/33 (f)	1,890	1,892
Emergent Home Equity Loan Trust Series 1997-3, Cl A5 7.290%, 10/20/28	1,333	1,335
Equivantage Home Equity Loan Trust Series 1996-1, Cl A 6.550%, 10/25/25	313	310
Series 1996-4, Cl A 7.250%, 01/25/28	870	871
First Franklin Mortgage Loan Series 2004-FFB, Cl A3 4.264%, 06/25/24	2,530	2,516
GMAC Mortgage Corporation Loan Trust Series 2004-HE2, Cl M1 3.950%, 10/25/33 (g)	4,850	4,648
Home Equity Mortgage Trust Series 2004-2, Cl B1 4.750%, 08/25/34 (f) (g)	2,200	2,208
Series 2004-5, Cl B1 5.750%, 02/25/35	2,000	1,947
Series 2004-6, Cl M2 5.321%, 04/25/35 (g)	1,500	1,448
Household Home Equity Loan Trust Series 2003-1, Cl A 2.844%, 10/20/32 (f)	1,444	1,449
IMC Home Equity Loan Trust Series 1998-3, Cl A7 6.720%, 08/20/29 (g)	2,931	2,935
New Century Home Equity Loan Trust Series 1997-NC6, Cl A7 7.190%, 01/25/29 (g)	2,268	2,267
Residential Funding Mortgage Securities Series 2004-HI2, Cl A3 4.270%, 11/25/16	5,000	4,980
Saxon Asset Securities Trust Series 2001-1, Cl AF5 6.853%, 03/25/32 (g)	875	875
Series 2004-1, Cl M1 3.380%, 03/25/35 (f) (g)	8,000	8,046
		39,518
Manufactured Housing – 0.0%
Oakwood Mortgage Investors Series 1999-A, Cl A2 5.890%, 04/15/29	262	262

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Short Term Bond Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Other – 1.1%
GRP/AG Real Estate Asset Trust Series 2004-1, Cl A 3.960%, 03/25/09 (a) (c) (g)	$507	$509
Series 2004-2, Cl A 4.210%, 07/25/34 (a) (g)	1,856	1,830
William Street Funding Series 2004-4, Cl A 3.413%, 09/23/10 (a) (c)	4,790	4,798
Series 2005-1, Cl A 3.041%, 01/23/11 (c)	3,220	3,220
		10,357
Utilities – 2.6%
Detroit Edison Securitization Funding Series 2001-1, Cl A3 5.875%, 03/01/10	5,000	5,146
Massachusetts RRB Special Purpose Trust Series 1999-1, Cl A4 6.910%, 09/15/09	5,200	5,405
Peco Energy Transition Trust Series 1999-A, Cl A6 6.050%, 03/01/09	9,315	9,556
Public Service New Hampshire Funding Series 2001-1, Cl A2 5.730%, 11/01/10	3,591	3,695
		23,802
Total Asset-Backed Securities (Cost $238,439)		234,282
CMO – Private Mortgage-Backed Securities – 16.2%
Adjustable Rate (f) – 6.7%
Granite Mortgages Series 2004-3, Cl 1C 3.640%, 09/20/44 (c) (g)	3,000	3,004
MLCC Mortgage Investors Series 2004-B, Cl A1 3.100%, 05/25/29 (g)	3,327	3,320
Series 2004-B, Cl A3 3.832%, 05/25/29 (c)	7,529	7,755
Sequoia Mortgage Trust Series 2003-2, Cl A1 3.180%, 06/20/33 (g)	6,075	6,079
Series 2004-4, Cl B2 3.750%, 05/20/34 (g)	4,350	4,343
Series 2004-7, Cl A2 3.832%, 08/20/34	4,489	4,601
Structured Mortgage Loan Trust Series 2004-11, Cl A 4.350%, 08/25/34 (c)	3,677	3,751
Washington Mutual Series 2003-AR3, Cl A5 3.927%, 04/25/33	7,850	7,778
Series 2003-AR10, Cl A6 4.076%, 10/25/33	5,000	4,979
Wells Fargo Mortgage Backed Securities Trust Series 2004-EE, Cl 3A1 3.988%, 01/25/35 (c)	9,713	9,543
Series 2004-N, Cl A3 4.132%, 08/25/34	7,000	6,950
		62,103

Short Term Bond Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Fixed Rate – 9.5%
Banc of America Commercial Mortgage Series 2004-2, Cl A1 2.764%, 11/10/38	$6,954	$6,691
Series 2004-4, Cl A2 4.041%, 07/10/42	7,475	7,326
Bank of America Mortgage Securities Series 2004-F, Cl 2A2 4.021%, 07/25/34	7,200	7,161
Bear Stearns Commercial Mortgage Securities Series 2004-T14, Cl A1 3.570%, 01/12/41	5,358	5,228
Citigroup Mortgage Loan Trust Series 2005-WF1, Cl A2 4.490%, 2/25/35	6,650	6,551
Commercial Mortgage Series 2004-LB3A, Cl A1 3.765%, 07/10/37	6,926	6,840
Global Signal Trust Series 2004-2A, Cl A 4.232%, 12/15/14 (a)	6,380	6,221
GMAC Commercial Mortgage Securities Series 2004-C1, Cl A2 4.100%, 03/10/38	4,000	3,899
Greenwich Capital Commercial Funding Series 2004-GG1, Cl A2 3.835%, 06/10/36	6,370	6,275
GS Mortgage Securities Series 2004-C1, Cl A1 3.659%, 10/10/28	5,942	5,751
IMPAC Secured Assets Series 2004-2, Cl A2 3.926%, 08/25/34	5,000	4,979
LB-UBS Commercial Mortgage Trust Series 2004-C2, Cl A1 2.946%, 03/15/29	7,437	7,082
Merrill Lynch Mortgage Investors Series 2003-A5, Cl 2A3 3.246%, 08/25/33	3,394	3,378
Mortgage Capital Funding Series 1997-MC1, Cl A3 7.288%, 07/20/27	3,183	3,312
Residential Accredit Loans Series 2003-QS17, Cl CB7 5.500%, 09/25/33	4,613	4,648
Residential Asset Securitization Trust Series 2002-A12, Cl 1A1 5.200%, 11/25/32	2,863	2,855
		88,197
Total CMO – Private Mortgage-Backed Securities (Cost $152,587)		150,300
U.S. Government & Agency Securities – 11.6%
Fixed Rate – 0.3%
FNMA 6.625%, 09/15/09 (b)	2,900	3,150
U.S. Agency Debentures – 7.6%
FHLMC Callable 6/2/05 @ 100 2.280%, 06/02/06 (b)	7,000	6,889
2.375%, 03/29/07 (b)	8,000	7,738
Callable 11/02/05 @ 100 3.250%, 11/02/07 (b)	22,000	21,482

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

Short Term Bond Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
FNMA 4.000%, 09/02/08 (b)	$10,000	$9,841
4.250%, 05/15/09 (b)	16,000	15,916
7.250%, 01/15/10 (b)	7,500	8,372
		70,238
U.S. Treasuries – 3.7%
U.S. Treasury Bond (STRIPS) 0.000%, 11/15/11 (b) (h)	11,200	10,600
U.S. Treasury Notes 3.375%, 02/28/07 (b)	5,775	5,733
3.875%, 01/15/09 (b) (i)	16,278	17,957
		34,290
Total U.S. Government & Agency Securities (Cost $106,359)		107,678
U.S. Government Agency Mortgage-Backed Securities – 7.0%
Adjustable Rate (f) – 4.1%
FHLMC Pool
4.140%, 12/01/26, #786591 (b)	1,402	1,450
3.854%, 01/01/29, #846946 (b)	1,188	1,219
3.838%, 05/01/30, #847014 (b)	1,174	1,186
3.890%, 10/01/30, #847241 (b)	5,377	5,519
4.460%, 10/01/32, #847063 (b)	1,511	1,537
4.239%, 05/01/33, #780456 (b)	3,251	3,247
FNMA Pool
4.338%, 02/01/28, #415285	490	496
5.109%, 12/01/31, #535363 (b)	3,004	3,081
4.484%, 03/01/32, #545791	526	536
4.494%, 10/01/32, #661645	2,390	2,385
4.642%, 12/01/32, #671884 (b)	4,568	4,568
4.038%, 04/01/34, #775389 (b)	2,632	2,727
4.278%, 07/01/34, #795242 (b)	4,813	4,792
3.782%, 08/01/36, #555369 (b)	3,107	3,151
GNMA Pool
3.750%, 08/20/21, #8824	416	419
3.750%, 07/20/22, #8006	486	489
3.750%, 09/20/25, #8699	273	275
3.375%, 04/20/26, #8847	282	284
3.750%, 08/20/27, #80106	88	89
3.375%, 01/20/28, #80154	142	144
3.500%, 02/20/32, #80580 (b)	489	493
		38,087
Fixed Rate – 2.9%
FHLMC Gold Pool 5.500%, 10/01/06, #M90680	179	181
FHLMC Pool 7.750%, 07/01/09, #184513	11	11
5.043%, 04/01/30, #972055 (b)	1,068	1,100
3.876%, 08/01/32, #847331 (b)	9,306	9,518
FNMA Pool
6.195%, 06/01/07, #410601 (b)	4,929	5,106
5.500%, 05/01/12, #254340 (b)	2,009	2,059
3.978%, 11/01/25, #433988 (b)	1,368	1,405
4.272%, 06/01/31, #625338 (b)	1,029	1,051
4.969%, 05/01/32, #634948 (b)	1,107	1,134
GNMA Pool
3.375%, 05/20/29, #80283 (b)	774	779
3.375%, 06/20/29, #80291 (b)	1,383	1,396
3.875%, 11/20/30, #80469 (b)	848	851
3.375%, 04/20/31, #80507 (b)	484	486
3.500%, 08/20/31, #80535 (b)	1,752	1,757
		26,834

Short Term Bond Fund (continued)

DESCRIPTION	PAR (000)/SHARES	VALUE (000)
Total U.S. Government Agency Mortgage-Backed Securities (Cost $68,907)			$64,921
CMO – U.S. Government Agency Mortgage-Backed Securities – 4.3%
Fixed Rate – 4.3%
FHLMC REMIC Series 2822 , Cl VM 5.000%, 04/15/10 (b)	4,487	4,501
Series 2763, Cl TA 4.000%, 03/15/11 (b)	6,609	6,493
Series 2634, Cl LA
3.000%, 05/15/12	1,015	1,015
Series 1022, Cl J
6.000%, 12/15/20	66	66
Series 2738, Cl UA
3.570%, 12/15/23 (b)	5,500	5,437
Series 2589, Cl GK
4.000%, 03/15/26 (b)	5,482	5,475
Series 2731, Cl PU
4.500%, 05/15/26 (b)	5,000	4,914
Series 2893
5.000%, 12/15/27 (b)	6,367	6,354
FNMA REMIC
Series 2004-76, Cl CE
4.500%, 02/25/21 (b)	6,000	5,918
Series 1992-150, Cl MA
5.500%, 09/25/22	196	194
Total CMO – U.S. Government Agency Mortgage-Backed Securities (Cost $41,144)		40,367
Treasury Obligation – 0.0%
U.S. Treasury Bill 2.561%, 04/07/05 (j)	300	300
Total Treasury Obligation (Cost $300)		300
Affiliated Money Market Fund – 0.5%
First American Prime Obligations Fund, Cl Z (k)	5,107,349	5,107
Total Affiliated Money Market Fund (Cost $5,107)		5,107
Investments Purchased with Proceeds from Securities Lending – 25.4%
Commercial Paper – 5.9%
Bluegrass 2.904%, 11/18/05	$858	858
Cable Beach 2.642%, 4/11/05	2,144	2,142
Concord Minutemen Capital 2.810%, 4/13/05	2,058	2,058
2.750%, 4/07/06	6,433	6,433
Descartes Funding Trust 2.810%, 11/15/05	2,144	2,144
Duke Funding VI 2.794%, 4/05/05	1,089	1,089
2.823%, 4/11/05	3,005	3,003
2.833%, 4/15/05	1,286	1,286
Independence 2.880%, 10/17/05	2,543	2,543
Laguna ABS/Laguna Corp 2.736%, 4/04/05	2,144	2,144
2.728%, 5/02/05	2,134	2,139

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Short Term Bond Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Lakeside Funding 2.800%, 4/08/05	$3,431	$3,431
Leaf's LLC 2.860%, 4/20/05	2,359	2,359
Liquid Funding 2.840%, 5/25/05	2,144	2,144
Main Street Warehouse 2.837%, 4/22/05	4,288	4,281
Morgan Stanley 2.955%, 7/25/05	4,288	4,288
2.393%, 9/09/05	1,286	1,286
Orchard Park 2.846%, 10/06/05	943	943
2.827%, 1/06/06	4,312	4,312
Sigma Finance 2.945%, 5/17/05	300	300
2.945%, 5/17/05	429	429
2.945%, 5/17/05	129	129
Thornburg Mortgage 2.716%, 4/01/05	3,002	3,002
2.756%, 4/07/05	2,144	2,143
Total Commercial Paper		54,886
Corporate Obligations – 6.8%
Allstate Life Global 2.800%, 10/14/05	1,072	1,072
2.860%, 10/14/05	4,288	4,288
Bayer Landbank NY 2.840%, 6/24/05	1,930	1,930
0.843%, 6/24/05	2,144	2,144
Blue Heron Funding 2.880%, 5/18/05	1,201	1,201
Castle Hill III 3.050%, 9/15/15	1,287	1,287
Cheyne High Grade 2.280%, 11/10/39	2,144	2,144
Depfa Bank PLC 2.990%, 6/15/05	2,144	2,144
Duke Funding VI 2.680%, 4/08/05	2,594	2,594
General Electric Capital Corporation 2.860%, 7/09/07	2,144	2,147
Jackson National Life 2.810%, 4/15/05	2,144	2,144
Jefferson Pilot 2.860%, 8/17/05	2,144	2,144
LaSalle Bank NA 2.900%, 8/01/05	1,072	1,071
Liquid Funding 2.850%, 6/28/05	1,930	1,930
Merrill Lynch 2.750%, 10/01/05	4,288	4,290
Metlife Global Funding 2.890%, 4/28/08	1,801	1,802
2.850%, 10/14/05	2,573	2,574
Morgan Stanley 2.890%, 12/26/08	2,144	2,144
Natexis Banq NY 2.130%, 7/12/05	643	643
2.955%, 7/12/05	2,359	2,359
Northlake CDO 3.030%, 3/07/05	1,286	1,286
Park Place Resecuritization 2.900%, 1/25/05	1,967	1,964

Short Term Bond Fund (continued)

DESCRIPTION	PAR (000)/SHARES	VALUE (000)
Premium Asset Trust 2.760%, 7/01/05	$6,390	$6,390
2.810%, 5/13/05	1,201	1,201
2.820%, 10/14/05	1,715	1,715
REMAC 1.867%, 9/29/05	2,202	2,211
RMAC 2.790%, 6/12/05	2,183	2,183
SMM Trust 2004 1.930%, 9/23/05	2,352	2,352
Westlb AG New York 2.780%, 3/10/05	2,144	2,144
Total Corporate Obligations		63,498
Money Market Funds – 0.2%
Merrill Lynch Premier Institutional Fund	1,731,440	1,731
Total Money Market Funds		1,731
Other Short-Term Investments – 1.9%
ARLO III 3.010%, 9/28/05	$6,432	6,432
Commonwealth Life 3.115%, 4/01/05 (m)	2,165	2,165
General Electric Capital Assurance 2.770%, 4/01/05	858	858
HBOS Treasury Services 2.710%, 11/01/05	2,359	2,360
ING USA Annuity & Life 2.180%, 6/30/05	5,575	5,575
Total Other Short-Term Investments		17,390
Repurchase Agreements – 10.6%
Bear Stearns 3.045%, dated 3/31/05, matures 4/1/05, repurchase price $4,288,765 (collateralized by various securities: Total market value $4,401,323)	4,288	4,288
Bear Stearns 2.960%, dated 3/31/05, matures 4/22/05, repurchase price $1,288,848 (collateralized by commercial loans: Total market value $1,317,980)	1,287	1,287
Citibank 2.925%, dated 3/31/05, matures 4/01/05, repurchase price $8,577,501 (collateralized by various securities: Total market value $9,228,261)	8,577	8,577
CS First Boston 2.900%, dated 3/31/05, matures 4/01/05, repurchase price $10,721,869 (collateralized by collateralized U.S. government securities: Total market value $10,935,518)	10,721	10,721
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $857,750 (collateralized by collateralized mortgage obligations: Total market value $900,736)	858	858
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $857,750 (collateralized by collateralized mortgage obligations: Total market value $900,683)	858	858
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $857,750 (collateralized by collateralized mortgage obligations: Total market value $900,595)	858	858

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

Short Term Bond Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $428,875 (collateralized by collateralized mortgage obligations: Total market value $450,368)	$429	$429
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $428,875 (collateralized by collateralized mortgage obligations: Total market value $450,368)	429	429
Goldman Sachs 3.025%, dated 3/31/05, matures 4/01/05, repurchase price $10,721,906 (collateralized by mortgage loans: Total market value $10,939,807)	10,721	10,721
Goldman Sachs 3.025%, dated 3/31/05, matures 4/01/05, repurchase price $9,649,716 (collateralized by mortgage loans: Total market value $9,845,832)	9,649	9,649
Goldman Sachs 2.885%, dated 3/31/05, matures 4/06/05, repurchase price $2,145,232 (collateralized by mortgage loans: Total market value $2,187,986)	2,144	2,144
Lehman Brothers 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $8,577,504 (collateralized by collateralized mortgage obligations: Total market value $9,432,179)	8,577	8,577
Lehman Brothers 3.055%, dated 3/31/05, matures 4/01/05, repurchase price $6,433,149 (collateralized by mortgage loans: Total market value $6,561,255)	6,433	6,433
Lehman Brothers 3.000%, dated 3/31/05, matures 4/01/05, repurchase price $729,089 (collateralized by corporate securities: Total market value $801,986)	729	729
Merrill Lynch 2.925%, dated 3/31/05, matures 4/01/05, repurchase price $6,433,126 (collateralized by corporate securities: Total market value $6,754,369)	6,433	6,433
Merrill Lynch 2.955%, dated 3/31/05, matures 4/01/05, repurchase price $5,360,943 (collateralized by corporate securities: Total market value $5,628,689)	5,360	5,360
Merrill Lynch 2.925%, dated 3/31/05, matures 4/01/05, repurchase price $4,288,751 (collateralized by corporate securities: Total market value $4,503,029)	4,288	4,288
Merrill Lynch 2.955%, dated 3/31/05, matures 4/01/05, repurchase price $3,216,566 (collateralized by corporate securities: Total market value $3,377,284)	3,216	3,216
Merrill Lynch 2.955%, dated 3/31/05, matures 4/01/05, repurchase price $857,751 (collateralized by corporate securities: Total market value $900,676)	858	858

Short Term Bond Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Morgan Stanley 2.915%, dated 3/31/05, matures 4/01/05, repurchase price $12,437,373 (collateralized by U.S. government securities: Total market value $12,697,485)	$12,436	$12,436
Total Repurchase Agreements		99,149
Total Investments Purchased with Proceeds from Securities Lending (Cost $236,654)		236,654
Total Investments – 124.9% (Cost $1,176,933)		1,162,782
Other Assets and Liabilities, Net – (24.9)%		(231,456)
Total Net Assets - 100.0%		$931,326

(a)  Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the funds' board of directors. As of March 31, 2005, the value of these investments was $72,836,132 or 7.8% of total net assets.

(b)  This security or a portion of this security is out on loan at March 31, 2005. Total loaned securities had a value of $231,921,198 at March 31, 2005. See note 2 in Notes to Financial Statements.

(c)  Securities considered illiquid or restricted. As of March 31, 2005, the value of these investments was $49,383,479 or 5.3% of total net assets. See note 2 in Notes to Financial Statements.

(d)  Security is fair valued. As of March 31, 2005, the fair value of these investments was $0 or 0.0% of total net assets. See note 2 in Notes to Financial Statements.

(e)  Security currently in default.

(f)  Variable Rate Security - The rate shown is the rate in effect as of March 31, 2005.

(g)  Delayed Interest (Step-Bonds) - Securities for which the coupon rate of interest will adjust on specified future date(s). The rate disclosed represents the coupon rate in effect as of March 31, 2005.

(h)  Principal only – Represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The zero coupon rate represents the lack of interest as part of payments received.

(i)  U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(j)  Security has been deposited as inital margin on open futures contracts. Yield shown is effective yield at date of purchase. See note 2 in Notes to Financial Statements.

(k)  Investment in affiliated security.This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

(l)  Security for which the coupon rate of interest will adjust based on ratings by Standard & Poor's and Moody's Investors Service. The rate disclosed represents the coupon rate in effect as of March 31, 2005

(m)  Security has demand features which qualify it as a short-term security. The date disclosed is the next put date.

Cl – Class

CMO – Collateralized Mortgage Obligation

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Short Term Bond Fund (concluded)

GNMA – Government National Mortgage Association

REITS – Real Estate Investment Trusts

REMIC – Real Estate Mortgage Investment Conduit

STRIPS – Separate Trading of Registered Interest and Principal of Securities

Schedule of Open Futures Contracts

Description	Number of Contracts Purchased (Sold)	Market Value Covered By Contracts (000)	Settlement Month	Unrealized Appreciation (Depreciation) (000)
U.S. Treasury 2 year Futures	1,124	$116,273	Jun. 05	$(255)
U.S. Treasury 5 year Futures	(833)	(89,209)	Jun. 05	169
U.S. Treasury 10 year Futures	(30)	(3,278)	Jun. 05	(17)
				$(103)

Credit Default Swap Agreements outstanding at March 31, 2005

Counterparty	Reference Entity		Buy/Sell Protection	Pay/ Receive Fixed Rate	Expiration Date	Notional Amount (000)	Unrealized Depreciation (000)
Citigroup	Dow Jones CDX IG Hvols	Index	Sell	1.05%	3/20/10	$20,000	(90)
Citigroup	Dow Jones CDX IG Hvols	Index	Sell	1.05%	3/20/10	25,000	(169)
							$(259)

Interest Rate Swap Agreements outstanding at March 31, 2005

Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000)		Unrealized Depreciation (000)
Citigroup	3-Month LIBOR	Receive	3.568%	1/11/07		$142,000	$(1,399)
UBS	3-Month LIBOR	Pay	3.806%	1/13/08	25,000		(367)
							$(1,766)

U.S. Government Mortgage Fund

DESCRIPTION	PAR (000)	VALUE (000)
U.S. Government Agency Mortgage-Backed Securities – 84.6%
Adjustable Rate – 2.1% (a)
FNMA Pool 4.080%, 08/01/27, #545271	$2,541	$2,606
4.379%, 04/01/34, #775389 (b)	1,703	1,764
		4,370
Fixed Rate – 82.5%
FHLMC Gold Pool 8.500%, 03/01/06, #E00022	4	4
7.500%, 04/01/08, #E45929	19	20
7.000%, 07/01/11, #E20252	55	58
7.000%, 11/01/11, #E65619	5	5
7.500%, 09/01/12, #G10735	261	276
5.500%, 05/01/13, #G10814	283	289
6.000%, 10/01/13, #E72802	503	521
5.500%, 01/01/14, #E00617 (b)	1,475	1,509
7.000%, 09/01/14, #E00746	274	288
6.000%, 03/01/21, #CP0428	663	684
6.000%, 09/01/22, #C90580	1,019	1,050
6.500%, 01/01/28, #G00876	668	697
6.500%, 11/01/28, #C00676	1,410	1,467
7.500%, 01/01/30, #C35768	144	154
6.500%, 03/01/31, #G01244	1,066	1,109
7.000%, 06/01/32, #C68248	546	575
5.000%, 09/01/33, #C01622	2,642	2,587
FNMA Pool 7.000%, 11/01/11, #250738	27	28
7.000%, 11/01/11, #349630	17	18
7.000%, 11/01/11, #351122	25	27
6.000%, 04/01/13, #425550	281	291
6.500%, 08/01/13, #251901	244	256
6.000%, 11/01/13, #556195	396	410
7.000%, 07/01/14, #252637	422	445
7.000%, 10/01/14, #252799	185	195
5.500%, 04/01/16, #580516	1,161	1,185
6.500%, 07/01/17, #254373	1,483	1,555
7.000%, 07/01/17, #254414	1,518	1,599
5.500%, 12/01/17, #673010	1,048	1,069
5.000%, 04/01/18, #685197	3,466	3,467
5.500%, 04/01/18, #695765	1,273	1,298
4.500%, 05/01/18, #254720	5,520	5,407
5.000%, 07/01/18, #555621	1,995	1,996
5.000%, 11/01/18, #750989	4,097	4,099
4.500%, 05/01/19, #775004 (b)	4,570	4,476
6.500%, 06/01/22, #254344	1,115	1,165
6.000%, 10/01/22, #254513 (b)	1,280	1,317
5.500%, 10/01/24, #255456 (b)	2,852	2,880
5.500%, 12/01/24, #357662 (b)	2,789	2,816
7.000%, 12/01/27, #313941	853	902
7.000%, 09/01/31, #596680	1,666	1,755
6.500%, 12/01/31, #254169	2,201	2,285
6.500%, 06/01/32, #596712	4,544	4,714
6.500%, 07/01/32, #545759	2,422	2,514
7.000%, 07/01/32, #545813	624	658
7.000%, 07/01/32, #545815 (b)	564	594
6.000%, 08/01/32, #656269	1,453	1,487
5.500%, 03/01/33, #689109 (b)	3,526	3,536
5.500%, 04/01/33, #703392 (b)	4,057	4,067
5.500%, 05/01/33, #704523	3,199	3,207
5.500%, 07/01/33, #726520 (b)	3,912	3,923
5.500%, 07/01/33, #728667 (b)	2,596	2,603
4.500%, 08/01/33, #555680	2,664	2,536
5.000%, 08/01/33, #736158	3,493	3,423
5.500%, 08/01/33, #728855	2,642	2,648

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

U.S. Government Mortgage Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
5.500%, 08/01/33, #733380 (b)	$3,143	$3,151
5.000%, 09/01/33, #734566	4,308	4,219
5.000%, 10/01/33, #747533 (b)	3,571	3,497
5.500%, 12/01/33, #756202 (b)	2,487	2,493
6.000%, 01/01/34, #763687	3,387	3,462
5.000%, 04/01/34, #725314 (c)	2,711	2,658
5.500%, 04/01/34, #774999	1,377	1,380
6.500%, 06/01/34, #735273 (b)	3,405	3,533
5.000%, 07/01/34, #788645 (b)	3,376	3,306
4.500%, 09/01/34, #725866	1,485	1,413
5.000%, 12/01/34, #781628	2,061	2,017
FNMA TBA 6.000%, 04/01/29 (c)	8,155	8,331
5.000%, 04/01/34 (c)	9,500	9,289
5.500%, 04/01/34 (c)	14,000	14,018
GNMA Pool 8.000%, 01/15/07, #315126	7	8
9.000%, 11/15/09, #359559	39	41
8.000%, 10/15/10, #414750	90	95
6.500%, 07/15/13, #462638	583	615
7.500%, 12/15/22, #347332	112	120
7.000%, 09/15/27, #455304	30	32
6.500%, 07/15/28, #780825	1,179	1,237
6.500%, 08/20/31, #3120	571	596
7.500%, 12/15/31, #570134	553	592
6.500%, 02/15/32, #569621	746	779
6.000%, 03/15/33, #603520	1,622	1,668
6.000%, 06/15/33, #553314 (b)	2,799	2,878
5.500%, 07/15/33, #553367 (b)	1,409	1,424
5.500%, 08/15/33, #604567 (b)	5,293	5,348
6.000%, 11/15/33, #612374 (b)	1,902	1,955
6.000%, 07/15/34, #631574 (b)	1,665	1,711
6.000%, 09/15/34, #633605 (b)	2,766	2,843
		172,853
Total U.S. Government Agency Mortgage-Backed Securities (Cost $177,802)		177,223
CMO – Private Mortgage-Backed Securities – 19.1%
Adjustable Rate (a) – 1.2%
Sequoia Mortgage Trust Series 2004-5, Cl X1 0.800%, 06/20/34 (d)	100,249	1,154
Wells Fargo Mortgage Backed Securities Trust Series 2003-D, Cl A1 4.842%, 02/25/33	1,284	1,299
		2,453
Fixed Rate – 17.9%
Bank of America Mortgage Securities Series 2004-11, Cl 1A8 5.500%, 01/25/35	980	972
Chase Mortgage Finance Corporation Series 2003-S10, Cl A1 4.750%, 11/25/18	2,092	2,071
Countrywide Alternative Loan Trust Series 2004-24CB, Cl 1A1 6.000%, 11/25/34	2,747	2,787
GMAC Mortgage Corporation Loan Trust Series 2004-J5, Cl A7 6.500%, 01/25/35	2,549	2,587

U.S. Government Mortgage Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Master Alternative Loans Trust Series 2005-2, Cl 1A3 6.500%, 03/25/35	$1,967	$2,025
Master Asset Securitization Trust Series 2003-6, Cl 3A1 5.000%, 07/25/18	1,367	1,360
Morgan Stanley Mortgage Loan Trust Series 2004-9, Cl 1A 6.323%, 11/25/34	2,815	2,870
Residential Asset Mortgage Products Series 2003-SL1, Cl M1 7.319%, 04/25/31	2,893	2,976
Series 2004-SL4, Cl A3 6.500%, 07/25/32	3,013	3,101
Residential Funding Mortgage Securitization Trust Series 2003-S8, Cl A1 5.000%, 05/25/18	3,552	3,541
Washington Mutual Series 2003-S10, Cl A2 5.000%, 10/25/18	3,129	3,120
Series 2003-S13, Cl 21A1 4.500%, 12/25/18 (c)	2,583	2,547
Series 2004-S3, Cl 3A3 6.000%, 07/25/34	1,200	1,224
Washington Mutual MSC Mortgage Series 2003-MS9, Cl CB1 7.433%, 04/25/33	1,714	1,753
Wells Fargo Mortgage Backed Securities Trust Series 2003-14, Cl A1 4.750%, 12/25/18	4,595	4,545
		37,479
Total CMO – Private Mortgage-Backed Securities (Cost $40,437)		39,932
Asset-Backed Securities – 3.4%
Commercial – 2.4%
Bank of America Commercial Mortgage Series 2005-1, Cl A3 4.877%, 11/10/42 (a) (c) (e)	5,000	5,025
Home Equity – 0.2%
GRMT Mortgage Loan Trust Series 2001-1A, Cl M1 7.772%, 07/20/31	425	437
Manufactured Housing – 0.6%
Oakwood Mortgage Investors Series 1999-A, Cl A2 5.890%, 04/15/29	133	133
Vanderbilt Mortgage Finance Series 1999-B, Cl 1A4 6.545%, 04/07/18	1,075	1,086
		1,219
Other – 0.2%
GRP/AG Real Estate Asset Trust Series 2004-1, Cl A 3.960%, 03/25/09 (e) (f) (g)	507	509
Total Asset-Backed Securities (Cost $7,221)		7,190
U.S. Government & Agency Securities – 1.7%
U.S. Agency Debentures – 1.6%
FNMA 5.000%, 04/01/34, #778492 (b)	3,471	3,399

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

U.S. Government Mortgage Fund (continued)

DESCRIPTION	PAR (000)/SHARES	VALUE (000)
U.S. Treasury – 0.1%
U.S. Treasury Bill 2.561%, 04/07/05 (h)	$160	$160
Total U.S. Government & Agency Securities (Cost $3,659)		3,559
CMO – U.S. Government Agency Mortgage-Backed Securities – 1.2%
Fixed Rate – 1.2%
FHLMC REMIC Series 2382, Cl DA 5.500%, 10/15/30	585	594
FNMA REMIC Series 2002-W1, Cl 2A 7.500%, 02/25/42	1,828	1,905
Total CMO – U.S. Government Agency Mortgage-Backed Securities (Cost $2,504)		2,499
Affiliated Money Market Fund – 7.3%
First American Government Obligations Fund, Cl Z (i)	15,397,375	15,397
Total Affiliated Money Market Fund (Cost $15,397)		15,397
Investments Purchased with Proceeds from Securities Lending – 31.8%
Commercial Paper – 7.4%
Bluegrass 2.904%, 11/18/05	$241	241
Cable Beach 2.642%, 4/11/05	603	603
Concord Minutemen Capital 2.810%, 4/13/05	579	579
2.750%, 4/07/06	1,810	1,810
Descartes Funding Trust 2.810%, 11/15/05	604	604
Duke Funding VI 2.794%, 4/05/05	307	306
2.823%, 4/11/05	846	845
2.833%, 4/15/05	362	362
Independence 2.880%, 10/17/05	716	716
Laguna ABS/Laguna Corp 2.736%, 4/04/05	603	603
2.728%, 5/02/05	603	602
Lakeside Funding 2.800%, 4/08/05	966	966
Leaf's LLC 2.860%, 4/20/05	664	664
Liquid Funding 2.840%, 5/25/05	603	603
Main Street Warehouse 2.837%, 4/22/05	1,207	1,205
Morgan Stanley 2.955%, 7/25/05	1,207	1,207
2.393%, 9/09/05	362	362
Orchard Park 2.846%, 10/06/05	266	266
2.827%, 1/06/06	1,214	1,214
Sigma Finance 2.945%, 5/17/05	84	84
2.945%, 5/17/05	121	121
2.945%, 5/17/05	36	36

U.S. Government Mortgage Fund (continued)

DESCRIPTION	PAR (000)/SHARES	VALUE (000)
Thornburg Mortgage 2.716%, 4/01/05	$845	$845
2.756%, 4/07/05	603	603
Total Commercial Paper		15,447
Corporate Obligations – 8.5%
Allstate Life Global 2.800%, 10/14/05	302	302
2.860%, 10/14/05	1,207	1,207
Bayer Landbank NY 2.840%, 6/24/05	543	543
2.840%, 6/24/05	604	604
Blue Heron Funding 2.880%, 5/18/05	338	338
Castle Hill III 3.050%, 9/15/15	362	362
Cheyne High Grade 2.280%, 11/10/39	604	604
Depfa Bank PLC 2.990%, 6/15/05	603	603
Duke Funding VI 2.680%, 4/08/05	730	730
General Electric Capital Corporation 2.860%, 7/09/07	603	604
Jackson National Life 2.810%, 4/15/05	604	604
Jefferson Pilot 2.860%, 8/17/05	603	603
LaSalle Bank NA 2.900%, 8/01/05	302	301
Liquid Funding 2.850%, 6/28/05	543	543
Merrill Lynch 2.750%, 10/01/05	1,207	1,207
Metlife Global Funding 2.850%, 10/14/05	724	724
2.890%, 4/28/08	508	508
Morgan Stanley 2.890%, 12/26/08	603	604
Natexis Banq NY 2.955%, 7/12/05	664	664
2.130%, 7/12/05	181	181
Northlake CDO 3.030%, 3/07/05	362	362
Park Place Resecuritization 2.900%, 1/25/05	554	553
Premium Asset Trust 2.810%, 5/13/05	338	338
2.760%, 7/01/05	1,798	1,798
2.820%, 10/14/05	483	483
REMAC 1.867%, 9/29/05	620	622
RMAC 2.790%, 6/12/05	614	614
SMM Trust 2004 1.930%, 9/23/05	662	662
Westlb AG New York 2.780%, 3/10/15	603	603
Total Corporate Obligations		17,871
Money Market Funds – 0.2%
Merrill Lynch Premier Institutional Fund	487,279	487
Total Money Market Funds		487

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

U.S. Government Mortgage Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Other Short-Term Investments – 2.4%
ARLO III 3.010%, 9/28/05	$1,810	$1,810
Commonwealth Life 3.115%, 4/01/05 (j)	609	609
General Electric Capital Assurance 2.770%, 4/01/05	241	241
HBOS Treasury Services 2.710%, 11/01/05	664	664
ING USA Annuity & Life 2.180%, 6/30/05	1,569	1,569
Total Other Short-Term Investments		4,893
Repurchase Agreements – 13.3%
Bear Stearns 3.045%, dated 3/31/05, matures 4/1/05, repurchase price $1,206,987 (collateralized by various securities: Total market value $1,238,664)	1,207	1,207
Bear Stearns 2.960%, dated 3/31/05, matures 4/22/05, repurchase price $362,720 (collateralized by commercial loans: Total market value $370,919)	362	362
Citibank 2.925%, dated 3/31/05, matures 4/01/05, repurchase price $2,413,965 (collateralized by various securities: Total market value $2,597,109)	2,414	2,414
CS First Boston 2.900%, dated 3/31/05, matures 4/01/05, repurchase price $3,017,454 (collateralized by collateralized U.S. government securities: Total market value $3,077,582)	3,017	3,017
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $241,397 (collateralized by collateralized mortgage obligations: Total market value $253,494)	241	241
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $241,397 (collateralized by collateralized mortgage obligations: Total market value $253,479)	241	241
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $241,397 (collateralized by collateralized mortgage obligations: Total market value $253,454)	241	241
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $120,698 (collateralized by collateralized mortgage obligations: Total market value $126,747)	121	121
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $120,698 (collateralized by collateralized mortgage obligations: Total market value $126,747)	121	121
Goldman Sachs 3.025%, dated 3/31/05, matures 4/01/05, repurchase price $3,017,465 (collateralized by mortgage loans: Total market value $3,078,789)	3,017	3,017

U.S. Government Mortgage Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Goldman Sachs 3.025%, dated 3/31/05, matures 4/01/05, repurchase price $2,715,718 (collateralized by mortgage loans: Total market value $2,770,911)	$2,716	$2,716
Goldman Sachs 2.885%, dated 3/31/05, matures 4/06/05, repurchase price $603,732 (collateralized by mortgage loans: Total market value $615,765)	604	604
Lehman Brothers 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $2,413,966 (collateralized by collateralized mortgage obligations: Total market value $2,654,497)	2,414	2,414
Lehman Brothers 3.055%, dated 3/31/05, matures 4/01/05, repurchase price $1,810,480 (collateralized by mortgage loans: Total market value $1,846,533)	1,810	1,810
Lehman Brothers 3.000%, dated 3/31/05, matures 4/01/05, repurchase price $205,187 (collateralized by corporate securities: Total market value $225,703)	205	205
Merrill Lynch 2.925%, dated 3/31/05, matures 4/01/05, repurchase price $1,810,474 (collateralized by corporate securities: Total market value $1,900,881)	1,810	1,810
Merrill Lynch 2.955%, dated 3/31/05, matures 4/01/05, repurchase price $1,508,730 (collateralized by corporate securities: Total market value $1,584,081)	1,509	1,509
Merrill Lynch 2.925%, dated 3/31/05, matures 4/01/05, repurchase price $1,206,983 (collateralized by corporate securities: Total market value $1,267,287)	1,207	1,207
Merrill Lynch 2.955%, dated 3/31/05, matures 4/01/05, repurchase price $905,238 (collateralized by corporate securities: Total market value $950,469)	905	905
Merrill Lynch 2.955%, dated 3/31/05, matures 4/01/05, repurchase price $241,397 (collateralized by corporate securities: Total market value $253,477)	241	241
Morgan Stanley 2.915%, dated 3/31/05, matures 4/01/05, repurchase price $3,500,249 (collateralized by U.S. government securities: Total market value $3,573,452)	3,500	3,500
Total Repurchase Agreements		27,903
Total Investments Purchased with Proceeds from Securities Lending (Cost $66,601)		66,601
Total Investments – 149.1% (Cost $313,621)		312,401
Other Assets and Liabilities, Net – (49.1)%		(102,872)
Total Net Assets – 100.0%		$209,529

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

U.S. Government Mortgage Fund (concluded)

(a)  Variable Rate Security – The rate shown is the rate in effect as of March 31, 2005.

(b)  This security or a portion of this security is out on loan at March 31, 2005. Total loaned securities had a value of $64,997,528 at March 31, 2005. See note 2 in Notes to Financial Statements.

(c)  Security purchased on a when-issued basis. On March 31, 2005, the total cost of investments purchased on a when-issued basis was $41,776,708 or 19.9% of total net assets. See note 2 in Notes to Financial Statements.

(d)  Interest only – Represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate in effect as of March 31, 2005.

(e)  Security considered illiquid or restricted. As of March 31, 2005, the value of this investment was $5,534,591 or 2.6% of total net assets. See note 2 in Notes to Financial Statements.

(f)  Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." This security has been determined to be liquid under the guidelines established by the funds' board of directors. As of March 31, 2005, the value of this investment was $509,446 or 0.2% of total net assets.

(g)  Delayed Interest (Step-Bonds) – Securities for which the coupon rate of interest will adjust on specified future date(s). The rate disclosed represents the coupon rate in effect as of March 31, 2005.

(h)  Security has been deposited as inital margin on open futures contracts. Yield shown is effective yield at date of purchase. See note 2 in Notes to Financial Statements.

(i)  Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

(j)  Security has demand features which qualify it as a short-term security. The date disclosed is the next put date.

Cl – Class

CMO – Collateralized Mortgage Obligation

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

REMIC – Real Estate Mortgage Investment Conduit

TBA – To Be Announced

Schedule of Open Futures Contracts

Description	Number of Contracts (Sold)	Market Value Covered By Contracts (000)	Settlement Month	Unrealized Appreciation (Depreciation) (000)
U.S. Treasury 2 year Futures	(76)	(7,862)	Jun. 05	5
U.S. Treasury 10 year Futures	(50)	(5,463)	Jun. 05	(45)
				$(40)

FIRST AMERICAN FUNDS Semiannual Report 2005

Statements of Assets and Liabilities March 31, 2005 (unaudited), in thousands, except per share data

	Core Bond Fund	Corporate Bond Fund	High Income Bond Fund	Inflation Protected Securities Fund	Intermediate Government Bond Fund	Intermediate Term Bond Fund	Short Term Bond Fund	U.S. Government Mortgage Fund
ASSETS:
Investments in unaffiliated securities, at value*†	$2,452,969	$316,129	$295,044	$236,474	$81,092	$1,456,396	$1,058,526	$269,101
Investments in affiliated money market fund, at value**	42,494	3,027	1,382	6,221	1,952	15,612	5,107	15,397
Repurchase Agreements, at value***	384,466	21,377	25,060	35,125	-	182,572	99,149	27,903
Cash****	2,456	1,914	2,208	152	-	935	1,140	142
Receivable for dividends and interest	12,837	3,485	5,365	1,455	1,172	9,622	8,061	1,086
Receivable for investment securities sold	97,914	13,254	834	-	480	3,730	5,115	29,693
Receivable for capital shares sold	1,508	153	99	1,819	68	681	344	166
Receivable for swap contracts	-	90	98	33	-	-	-	-
Prepaid expenses and other assets	45	29	25	60	13	26	29	27
Total assets	2,994,689	359,458	330,115	281,339	84,777	1,669,574	1,177,471	343,515
LIABILITIES:
Written options, at value	339	50	-	17	-	225	-	37
Payable upon return of securities loaned	919,341	51,116	59,925	83,992	-	436,568	237,084	66,722
Payable for investment securities purchased	176,284	31,090	-	3,293	1,993	21,783	4,659	66,689
Payable for capital shares redeemed	7,661	566	953	281	179	1,267	1,814	349
Payable for variation margin	165	185	37	1	-	24	30	39
Payable for swap contracts	178	-	-	-	-	84	2,035	-
Payable for advisory, co-administration, and custodian fees	1,121	172	174	88	44	622	486	121
Payable for distribution and shareholder servicing fees	53	11	29	1	-	7	14	21
Payable for other accrued expenses and liabilities	25	8	8	1	7	27	23	8
Total liabilities	1,105,167	83,198	61,126	87,674	2,223	460,607	246,145	133,986
Net assets	$1,889,522	$276,260	$268,989	$193,665	$82,554	$1,208,967	$931,326	$209,529
COMPOSITION OF NET ASSETS:
Portfolio capital	$1,897,403	$299,089	$276,161	$194,108	$83,660	$1,219,721	$952,418	$215,496
Undistributed (distributions in excess of) net investment income	(2,085)	38	117	(62)	18	(6)	56	(533)
Accumulated net realized gain (loss) on investments	11,166	(21,980)	(11,206)	(1)	213	2,983	(4,869)	(4,194)
Net unrealized appreciation (depreciation) of investments	(15,696)	(782)	3,898	(362)	(1,337)	(13,412)	(14,151)	(1,220)
Net unrealized appreciation (depreciation) of futures contracts	(614)	7	(52)	-	-	(45)	(103)	(40)
Net unrealized appreciation (depreciation) of swap agreements	(833)	(94)	71	(27)	-	(393)	(2,025)	-
Net unrealized appreciation (depreciation) of written options	181	(18)	-	9	-	119	-	20
Net assets	$1,889,522	$276,260	$268,989	$193,665	$82,554	$1,208,967	$931,326	$209,529
* Investments in unaffiliated securities, at cost	$2,468,665	$316,911	$291,146	$236,836	$82,429	$1,469,808	$1,072,677	$270,321
** Investments in affiliated money market fund, at cost	$42,494	$3,027	$1,382	$6,221	$1,952	$15,612	$5,107	$15,397
*** Investments in repurchase agreements, at cost	$384,466	$21,377	$25,060	$35,125	-	$182,572	$99,149	$27,903
**** Includes cash related to securities loaned	$1,668	$93	$109	$152	-	$792	$430	$121
† Including securities loaned, at value	$897,349	$49,631	$57,614	$82,881	-	$427,651	$231,921	$64,998
Class A:
Net assets	$170,550	$19,897	$35,875	$3,229	$1,838	$54,882	$110,616	$28,363
Shares issued and outstanding ($0.0001 par value - 2 billion authorized)	15,301	1,961	3,824	321	223	5,490	11,114	2,683
Net asset value and redemption price per share	$11.15	$10.14	$9.38	$10.07	$8.26	$10.00	$9.95	$10.57
Maximum offering price per share (1)	$11.64	$10.59	$9.80	$10.52	$8.45	$10.23	$10.18	$11.04
Class B:
Net assets	$19,354	$4,716	$7,904	-	-	-	-	$8,717
Shares issued and outstanding ($0.0001 par value - 2 billion authorized)	1,748	467	846	-	-	-	-	824
Net asset value, offering price, and redemption price per share (2)	$11.07	$10.11	$9.34	-	-	-	-	$10.59
Class C:
Net assets	$7,822	$3,351	$14,262	$492	-	-	-	$8,184
Shares issued and outstanding ($0.0001 par value - 2 billion authorized)	704	332	1,526	49	-	-	-	777
Net asset value per share (2)	$11.11	$10.09	$9.35	$10.06	-	-	-	$10.53
Class R:
Net assets	$1	$1	$2	$1	-	-	-	$1
Shares issued and outstanding ($0.0001 par value - 2 billion authorized)	-	-	1	-	-	-	-	-
Net asset value, offering price, and redemption price per share	$11.17	$10.19	$9.51	$10.08	-	-	-	$10.56
Class Y:
Net assets	$1,691,795	$248,295	$210,946	$189,943	$80,716	$1,154,085	$820,710	$164,264
Shares issued and outstanding ($0.0001 par value - 2 billion authorized)	151,810	24,487	22,472	18,845	9,779	115,803	82,424	15,536
Net asset value, offering price, and redemption price per share	$11.14	$10.14	$9.39	$10.08	$8.25	$9.97	$9.96	$10.57

  (1)  The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge. For a description of front-end sales charges, see note 1 in Notes to Financial Statements.

  (2)  Class B and C have a contingent deferred sales charge. For a description of this sales charges, see notes 1 and 3 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

FIRST AMERICAN FUNDS Semiannual Report 2005

Statements of Operations For the period ended March 31, 2005 (unaudited), in thousands

	Core Bond Fund	Corporate Bond Fund	High Income Bond Fund	Inflation Protected Securites Fund	Intermediate Government Bond Fund	Intermediate Term Bond Fund	Short Term Bond Fund	U.S. Government Mortgage Fund
INVESTMENT INCOME:
Interest from unaffiliated securities	$41,089	$7,442	$11,772	$1,589	$2,035	$24,216	$16,778	$5,046
Dividends from affiliated money market fund	482	40	26	40	3	76	46	52
Dividends from unaffiliated securities	-	24	29	-	-	-	-	-
Securities lending	366	29	95	-	-	233	81	17
Total investment income	41,937	7,535	11,922	1,629	2,038	24,525	16,905	5,115
EXPENSES:
Investment advisory fees	4,795	973	1,050	246	267	3,147	2,548	534
Co-administration fees and expenses (including transfer agent fees)	2,580	376	409	135	150	1,699	1,383	293
Custodian fees	96	14	15	5	5	63	51	11
Directors' fees	24	3	4	1	2	16	13	3
Registration fees	23	21	23	13	12	12	11	21
Professional fees	68	15	17	16	11	49	40	14
Printing	22	3	3	1	2	15	12	3
Other	25	4	4	1	2	16	14	3
Distribution and shareholder servicing fees – Class A	223	26	55	2	2	74	152	38
Distribution and shareholder servicing fees – Class B	102	25	42	-	-	-	-	45
Distribution and shareholder servicing fees – Class C	43	18	82	1	-	-	-	47
Distribution and shareholder servicing fees – Class R	-	-	-	-	-	-	-	-
Total expenses	8,001	1,478	1,704	421	453	5,091	4,224	1,012
Less: Fee waivers	(920)	(366)	(399)	(124)	(131)	(1,270)	(1,075)	(134)
Total net expenses	7,081	1,112	1,305	297	322	3,821	3,149	878
Investment income – net	34,856	6,423	10,617	1,332	1,716	20,704	13,756	4,237
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS, FUTURES CONTRACTS, SWAP AGREEMENTS AND OPTIONS WRITTEN – NET:
Net realized gain (loss) on investments	10,415	3,650	6,721	(27)	54	(205)	(2,420)	(89)
Net realized gain (loss) on futures contracts	(859)	532	624	6	64	694	407	443
Net realized gain (loss) on options written	1,063	-	-	26	63	690	-	120
Net change in unrealized appreciation or depreciation of investments	(27,561)	(7,324)	(8,551)	(362)	(2,051)	(20,431)	(11,344)	(2,701)
Net change in unrealized appreciation or depreciation of futures contracts	726	270	(97)	-	53	472	421	(34)
Net change in unrealized appreciation or depreciation of swap agreements	(833)	(94)	71	(27)	-	(393)	(2,025)	-
Net change in unrealized appreciation or depreciation of options written	181	(18)	-	9	-	119	-	20
Net loss on investments, futures, contracts and written options	(16,868)	(2,984)	(1,232)	(375)	(1,817)	(19,054)	(14,961)	(2,241)
Net increase (decrease) in net assets resulting from operations	$17,988	$3,439	$9,385	$957	$(101)	$1,650	$(1,205)	$1,996

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

FIRST AMERICAN FUNDS Semiannual Report 2005

Statements of Changes in Net Assets in thousands

	Core Bond Fund		Corporate Bond Fund		High Income Bond Fund		Inflation Protected Securities Fund	Intermediate Government Bond Fund		Intermediate Term Bond Fund		Short Term Bond Fund		U.S. Government Mortgage Fund
	10/01/04 3/31/05	10/01/03 9/30/04	10/01/04 3/31/05	10/01/03 9/30/04	10/01/04 3/31/05	10/01/03 9/30/04	10/01/04 (1) 3/31/05	10/01/04 3/31/05	10/01/03 9/30/04	10/01/04 3/31/05	10/01/03 9/30/04	10/01/04 3/31/05	10/01/03 9/30/04	10/01/04 3/31/05	10/01/03 9/30/04
	(unaudited)		(unaudited)		(unaudited)		(unaudited)	(unaudited)		(unaudited)		(unaudited)		(unaudited)
OPERATIONS:
Investment income – net	$34,856	$73,461	$6,423	$13,096	$10,617	$20,792	$1,332	$1,716	$5,648	$20,704	$42,757	$13,756	$23,756	$4,237	$9,612
Net realized gain (loss) on investments	10,415	18,668	3,650	6,006	6,721	12,424	(27)	54	5,815	(205)	18,776	(2,420)	3,167	(89)	616
Net realized gain (loss) on futures contracts	(859)	(4,060)	532	(735)	624	(261)	6	64	(293)	694	(1,075)	407	(1,911)	443	(630)
Net realized gain (loss) on options written	1,063	2,256	-	104	-	75	26	63	279	690	1,321	-	-	120	269
Net realized gain on forward foreign currency contracts and foreign currency transactions	-	-	-	-	-	62	-	-	-	-	-	-	-	-	-
Net change in unrealized appreciation or depreciation of investments	(27,561)	(35,329)	(7,324)	(5,034)	(8,551)	(2,836)	(362)	(2,051)	(10,413)	(20,431)	(32,178)	(11,344)	(14,832)	(2,701)	(3,225)
Net change in unrealized appreciation or depreciation of futures	726	(1,340)	270	(263)	(97)	45	-	53	(53)	472	(517)	421	(524)	(34)	(6)
Net change in unrealized appreciation or depreciation of swap agreements	(833)	-	(94)	-	71	-	(27)	-	-	(393)	-	(2,025)	-	-	-
Net change in unrealized appreciation or depreciation of options written	181	343	(18)	-	-	-	9	-	51	119	206	-	-	20	40
Net change in unrealized appreciation or depreciation of forward foreign currency contracts, foreign currency, and translation of other assets and liabilities denominated in foreign currency	-	-	-	-	-	(4)	-	-	-	-	-	-	-	-	-
Net increase (decrease) in net assets resulting from operations	17,988	53,999	3,439	13,174	9,385	30,297	957	(101)	1,034	1,650	29,290	(1,205)	9,656	1,996	6,676
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(3,275)	(6,707)	(449)	(787)	(1,517)	(3,109)	(19)	(34)	(55)	(936)	(2,199)	(1,621)	(3,287)	(690)	(1,210)
Class B	(299)	(691)	(92)	(390)	(263)	(601)	-	-	-	-	-	-	-	(172)	(354)
Class C	(124)	(311)	(67)	(186)	(509)	(1,260)	(3)	-	-	-	-	-	-	(180)	(525)
Class R	-	(773)	-	(59)	(1)	(30)	-	-	-	-	(220)	-	(108)	-	(385)
Class Y	(33,623)	(70,747)	(5,777)	(11,683)	(8,358)	(15,894)	(1,372)	(1,829)	(5,443)	(20,154)	(40,500)	(12,627)	(21,857)	(3,970)	(9,087)
Net realized gain on investments:
Class A	(120)	(2,811)	-	-	-	-	-	(84)	(258)	(561)	(840)	-	-	-	-
Class B	(14)	(404)	-	-	-	-	-	-	-	-	-	-	-	-	-
Class C	(6)	(191)	-	-	-	-	-	-	-	-	-	-	-	-	-
Class R	-	(591)	-	-	-	-	-	-	-	-	(131)	-	-	-	-
Class Y	(1,147)	(28,710)	-	-	-	-	(6)	(4,843)	(29,444)	(11,243)	(13,807)	-	-	-	-
Return of capital:
Class A	-	-	-	(1)	-	-	-	-	-	-	-	-	-	-	-
Class B	-	-	-	(1)	-	-	-	-	-	-	-	-	-	-	-
Class C (2)	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
Class R (2)	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
Class Y	-	-	-	(17)	-	-	-	-	-	-	-	-	-	-	-
Total distributions	(38,608)	(111,936)	(6,385)	(13,124)	(10,648)	(20,894)	(1,400)	(6,790)	(35,200)	(32,894)	(57,697)	(14,248)	(25,252)	(5,012)	(11,561)
CAPITAL SHARE TRANSACTIONS (3):
Class A:
Proceeds from sales	10,265	64,537	1,324	12,203	3,070	10,439	3,316	765	799	4,132	26,236	4,035	29,602	3,344	18,795
Reinvestment of distributions	2,790	7,247	362	624	1,150	2,352	15	110	221	1,279	1,995	1,263	2,563	622	1,048
Payments for redemptions	(25,471)	(73,658)	(2,625)	(5,431)	(12,075)	(12,507)	(96)	(782)	(1,360)	(12,298)	(42,101)	(23,380)	(58,743)	(8,001)	(11,208)
Increase (decrease) in net assets from Class A transactions	(12,416)	(1,874)	(939)	7,396	(7,855)	284	3,235	93	(340)	(6,887)	(13,870)	(18,082)	(26,578)	(4,035)	8,635
Class B:
Proceeds from sales	605	1,965	155	687	443	2,346	-	-	-	-	-	-	-	480	1,290
Reinvestment of distributions	273	948	68	278	163	365	-	-	-	-	-	-	-	152	313
Payments for redemptions	(2,358)	(9,240)	(938)	(8,920)	(1,177)	(3,441)	-	-	-	-	-	-	-	(944)	(3,679)
Decrease in net assets from Class B transactions	(1,480)	(6,327)	(715)	(7,955)	(571)	(730)	-	-	-	-	-	-	-	(312)	(2,076)
Class C:
Proceeds from sales	338	1,348	41	323	200	2,087	536	-	-	-	-	-	-	156	1,119
Reinvestment of distributions	126	491	60	172	457	1,109	3	-	-	-	-	-	-	170	508
Payments for redemptions	(1,692)	(5,799)	(506)	(2,434)	(3,711)	(6,143)	(44)	-	-	-	-	-	-	(2,542)	(9,603)
Increase (decrease) in net assets from Class C transactions	(1,228)	(3,960)	(405)	(1,939)	(3,054)	(2,947)	495	-	-	-	-	-	-	(2,216)	(7,976)
Class R:
Proceeds from sales	1	6,356	-	90	43	308	1	-	-	-	4,442	-	1,901	-	1,517
Reinvestment of distributions	-	1,329	-	59	1	20	-	-	-	-	323	-	92	-	359
Payments for redemptions	-	(46,072)	-	(2,840)	(43)	(1,112)	-	-	-	-	(16,683)	-	(10,658)	-	(19,037)
Increase (decrease) in net assets from Class R transactions	1	(38,387)	-	(2,691)	1	(784)	1	-	-	-	(11,918)	-	(8,665)	-	(17,161)
Class Y:
Proceeds from sales	205,214	394,559	32,099	55,561	34,485	94,505	193,467	9,624	21,991	146,395	386,218	100,122	462,268	20,734	43,758
Reinvestment of distributions	11,461	40,091	819	1,623	957	2,351	530	4,137	26,896	13,372	23,314	3,985	7,197	467	1,090
Payments for redemptions	(246,864)	(599,130)	(24,969)	(60,124)	(58,194)	(48,429)	(3,620)	(56,050)	(220,111)	(195,595)	(459,895)	(212,958)	(345,341)	(25,727)	(84,443)
Increase (decrease) in net assets from Class Y transactions	(30,189)	(164,480)	7,949	(2,940)	(22,752)	48,427	190,377	(42,289)	(171,224)	(35,828)	(50,363)	(108,851)	124,124	(4,526)	(39,595)
Increase (decrease) in net assets from capital share transactions	(45,312)	(215,028)	5,890	(8,129)	(34,231)	44,250	194,108	(42,196)	(171,564)	(42,715)	(76,151)	(126,933)	88,881	(11,089)	(58,173)
Total increase (decrease) in net assets	(65,932)	(272,965)	2,944	(8,079)	(35,494)	53,653	193,665	(49,087)	(205,730)	(73,959)	(104,558)	(142,386)	73,285	(14,105)	(63,058)
Net assets at beginning of period	1,955,454	2,228,419	273,316	281,395	304,483	250,830	-	131,641	337,371	1,282,926	1,387,484	1,073,712	1,000,427	223,634	286,692
Net assets at end of period	$1,889,522	$1,955,454	$276,260	$273,316	$268,989	$304,483	$193,665	$82,554	$131,641	$1,208,967	$1,282,926	$931,326	$1,073,712	$209,529	$223,634
Undistributed (distributions in excess of) net investment income	$(2,085)	$380	$38	$-	$117	$148	$(62)	$18	$165	$(6)	$380	$56	$548	$(533)	$242

  (1)  Commencement of operations.

  (2)  For the Corporate Bond Fund from 10/01/03 to 9/30/04, due to the presentation of the financial statements in thousands, the number rounds to zero.

  (3)  See note 4 in Notes to Financial Statements for additional information.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

FIRST AMERICAN FUNDS Semiannual Report 2005

Financial Highlights For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

		Net Asset Value Beginning of Period	Net Investment Income	Realized and Unrealized Gains or (Losses) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Gains	Net Asset Value End of Period	Total Return (5)
Core Bond Fund
Class A
2005	(1) (2)	$11.27	$0.19	$(0.09)	$(0.21)	$(0.01)	$11.15	0.84%
2004	(2)	11.56	0.38	(0.09)	(0.41)	(0.17)	11.27	2.60
2003		11.45	0.42	0.15	(0.46)	-	11.56	5.08
2002		11.37	0.55	0.08	(0.55)	-	11.45	5.77
2001	(2)	10.69	0.61	0.69	(0.62)	-	11.37	12.50
2000		10.65	0.61	0.04	(0.61)	-	10.69	6.33
Class B
2005	(1) (2)	$11.19	$0.15	$(0.09)	$(0.17)	$(0.01)	$11.07	0.46%
2004	(2)	11.48	0.29	(0.09)	(0.32)	(0.17)	11.19	1.83
2003		11.38	0.35	0.12	(0.37)	-	11.48	4.23
2002		11.29	0.47	0.09	(0.47)	-	11.38	5.12
2001	(2)	10.63	0.52	0.68	(0.54)	-	11.29	11.59
2000		10.58	0.53	0.05	(0.53)	-	10.63	5.70
Class C
2005	(1) (2)	$11.24	$0.15	$(0.11)	$(0.16)	$(0.01)	$11.11	0.36%
2004	(2)	11.53	0.29	(0.09)	(0.32)	(0.17)	11.24	1.81
2003		11.42	0.34	0.14	(0.37)	-	11.53	4.30
2002		11.34	0.47	0.08	(0.47)	-	11.42	5.02
2001	(2)	10.66	0.52	0.70	(0.54)	-	11.34	11.68
2000		10.64	0.52	0.04	(0.54)	-	10.66	5.50
Class R
2005	(1) (2)	$11.30	$0.19	$(0.11)	$(0.20)	$(0.01)	$11.17	0.67%
2004	(2) (3)	11.56	0.38	(0.10)	(0.37)	(0.17)	11.30	2.53
2003		11.45	0.42	0.15	(0.46)	-	11.56	5.08
2002		11.37	0.55	0.08	(0.55)	-	11.45	5.77
2001	(2) (4)	11.28	0.01	0.08	-	-	11.37	0.80
Class Y
2005	(1) (2)	$11.27	$0.21	$(0.11)	$(0.22)	$(0.01)	$11.14	0.87%
2004	(2)	11.56	0.40	(0.08)	(0.44)	(0.17)	11.27	2.87
2003		11.45	0.45	0.15	(0.49)	-	11.56	5.34
2002		11.37	0.58	0.08	(0.58)	-	11.45	6.04
2001	(2)	10.69	0.63	0.70	(0.65)	-	11.37	12.76
2000		10.65	0.63	0.04	(0.63)	-	10.69	6.59

		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets (Excluding Waivers)	Portfolio Turnover Rate
Core Bond Fund
Class A
2005	(1) (2)	$170,550	0.95%	3.42%	1.05%	3.32%	104%
2004	(2)	184,805	0.95	3.30	1.05	3.20	182
2003		191,754	0.95	3.58	1.05	3.48	196
2002		122,354	0.95	4.93	1.03	4.85	115
2001	(2)	119,067	0.95	5.50	1.13	5.32	81
2000		110,490	0.95	5.76	1.14	5.57	54
Class B
2005	(1) (2)	$19,354	1.70%	2.67%	1.80%	2.57%	104%
2004	(2)	21,046	1.70	2.58	1.80	2.48	182
2003		28,096	1.70	2.83	1.80	2.73	196
2002		16,741	1.70	4.17	1.78	4.09	115
2001	(2)	15,071	1.70	4.75	1.88	4.57	81
2000		11,550	1.70	5.02	1.89	4.83	54
Class C
2005	(1) (2)	$7,822	1.70%	2.67%	1.80%	2.57%	104%
2004	(2)	9,132	1.70	2.58	1.80	2.48	182
2003		13,424	1.70	2.85	1.80	2.75	196
2002		9,672	1.70	4.18	1.78	4.10	115
2001	(2)	7,148	1.70	4.65	1.88	4.47	81
2000		566	1.70	5.02	1.89	4.83	54
Class R
2005	(1) (2)	$1	1.20%	3.42%	1.45%	3.17%	104%
2004	(2) (3)	1	0.95	3.37	1.05	3.27	182
2003		39,236	0.95	3.58	1.05	3.48	196
2002		33,270	0.95	4.93	1.03	4.85	115
2001	(2) (4)	35,062	1.58	6.36	1.76	6.18	81
Class Y
2005	(1) (2)	$1,691,795	0.70%	3.67%	0.80%	3.57%	104%
2004	(2)	1,740,470	0.70	3.58	0.80	3.48	182
2003		1,955,909	0.70	3.83	0.80	3.73	196
2002		1,204,555	0.70	5.18	0.78	5.10	115
2001	(2)	1,368,812	0.70	5.76	0.88	5.58	81
2000		1,299,941	0.70	6.03	0.89	5.84	54

  (1)  For the six months ended March 31, 2005 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

  (2)  Per share data calculated using average shares outstanding method.

  (3)  Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

  (4)  Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

  (5)  Total returns do not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

FIRST AMERICAN FUNDS Semiannual Report 2005

Financial Highlights For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

		Net Asset Value Beginning of Period	Net Investment Income	Realized and Unrealized Gains or (Losses) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Gains	Distributions from Return of Capital (6)	Net Asset Value End of Period
Corporate Bond Fund
Class A
2005	(1) (2)	$10.25	$0.23	$(0.11)	$(0.23)	$-	$-	$10.14
2004	(2)	10.23	0.46	0.03	(0.47)	-	-	10.25
2003		9.60	0.51	0.63	(0.51)	-	-	10.23
2002		10.01	0.57	(0.39)	(0.58)	(0.01)	-	9.60
2001	(2)	10.03	0.72	0.35	(0.73)	(0.36)	-	10.01
2000	(3)	10.00	0.48	0.02	(0.47)	-	-	10.03
Class B
2005	(1) (2)	$10.21	$0.19	$(0.10)	$(0.19)	$-	$-	$10.11
2004	(2)	10.20	0.39	0.01	(0.39)	-	-	10.21
2003		9.57	0.44	0.63	(0.44)	-	-	10.20
2002		9.98	0.49	(0.38)	(0.51)	(0.01)	-	9.57
2001	(2)	10.02	0.66	0.32	(0.66)	(0.36)	-	9.98
2000	(3)	10.00	0.45	0.01	(0.44)	-	-	10.02
Class C
2005	(1) (2)	$10.20	$0.19	$(0.11)	$(0.19)	$-	$-	$10.09
2004	(2)	10.18	0.39	0.02	(0.39)	-	-	10.20
2003		9.55	0.44	0.63	(0.44)	-	-	10.18
2002		9.97	0.49	(0.40)	(0.50)	(0.01)	-	9.55
2001	(2)	10.01	0.63	0.35	(0.66)	(0.36)	-	9.97
2000	(3)	10.00	0.45	(0.01)	(0.43)	-	-	10.01
Class R
2005	(1) (2)	$10.29	$0.22	$(0.10)	$(0.22)	$-	$-	$10.19
2004	(2) (4)	10.23	0.48	-	(0.42)	-	-	10.29
2003		9.60	0.51	0.63	(0.51)	-	-	10.23
2002		10.01	0.56	(0.38)	(0.58)	(0.01)	-	9.60
2001	(2) (5)	9.93	0.01	0.07	-	-	-	10.01
Class Y
2005	(1) (2)	$10.24	$0.24	$(0.10)	$(0.24)	$-	$-	$10.14
2004	(2)	10.23	0.49	0.01	(0.49)	-	-	10.24
2003		9.59	0.54	0.64	(0.54)	-	-	10.23
2002		10.00	0.59	(0.39)	(0.60)	(0.01)	-	9.59
2001	(2)	10.03	0.75	0.33	(0.75)	(0.36)	-	10.00
2000	(3)	10.00	0.49	0.02	(0.48)	-	-	10.03

		Total Return (7)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets (Excluding Waivers)	Portfolio Turnover Rate
Corporate Bond Fund
Class A
2005	(1) (2)	1.12%	$19,897	1.00%	4.42%	1.26%	4.16%	82%
2004	(2)	4.89	21,034	1.00	4.54	1.25	4.29	132
2003		12.26	13,522	1.00	5.15	1.26	4.89	91
2002		1.83	8,663	1.00	5.77	1.27	5.50	117
2001	(2)	10.94	9,820	0.75	6.95	1.20	6.50	187
2000	(3)	5.17	771	0.72	7.52	1.24	7.00	124
Class B
2005	(1) (2)	0.84%	$4,716	1.75%	3.67%	2.01%	3.41%	82%
2004	(2)	3.97	5,474	1.75	3.83	2.00	3.58	132
2003		11.46	13,576	1.75	4.46	2.01	4.20	91
2002		1.07	18,728	1.75	5.02	2.02	4.75	117
2001	(2)	10.06	22,608	1.65	6.45	2.11	5.99	187
2000	(3)	4.70	103	1.48	6.86	1.99	6.35	124
Class C
2005	(1) (2)	0.74%	$3,351	1.75%	3.67%	2.01%	3.41%	82%
2004	(2)	4.11	3,789	1.75	3.81	2.00	3.56	132
2003		11.50	5,752	1.75	4.43	2.01	4.17	91
2002		0.98	5,283	1.75	5.02	2.02	4.75	117
2001	(2)	10.10	5,209	1.50	6.07	1.94	5.63	187
2000	(3)	4.54	143	1.48	6.79	1.99	6.28	124
Class R
2005	(1) (2)	1.12%	$1	1.25%	4.26%	1.66%	3.85%	82%
2004	(2) (4)	4.83	1	1.00	4.64	1.25	4.39	132
2003		12.25	2,668	1.00	5.21	1.26	4.95	91
2002		1.84	3,557	1.00	5.77	1.27	5.50	117
2001	(2) (5)	0.81	3,237	0.89	7.60	1.36	7.13	187
Class Y
2005	(1) (2)	1.34%	$248,295	0.75%	4.67%	1.01%	4.41%	82%
2004	(2)	5.05	243,018	0.75	4.80	1.00	4.55	132
2003		12.65	245,877	0.75	5.42	1.01	5.16	91
2002		2.08	204,801	0.75	6.03	1.02	5.76	117
2001	(2)	11.09	185,392	0.51	7.26	0.95	6.82	187
2000	(3)	5.32	89,990	0.48	7.75	0.99	7.24	124

  (1)  For the six months ended March 31, 2005 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

  (2)  Per share data calculated using average shares outstanding method.

  (3)  Commenced operations on February 1, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.

  (4)  Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

  (5)  Class of shares have been offered since September, 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

  (6)  Includes a tax return of capital of less than $0.01 for the period ended September 30, 2004.

  (7)  Total returns do not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

FIRST AMERICAN FUNDS Semiannual Report 2005

Financial Highlights For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

		Net Asset Value Beginning of Period	Net Investment Income	Realized and Unrealized Gains (Losses) on Investments	Dividends from Net Investment Income	Distributions from Return of Capital	Net Asset Value End of Period	Total Return (8)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets (Excluding Waivers)	Portfolio Turnover Rate
High Income Bond Fund (1)
Class A
2005	(2) (3)	$9.45	$0.34	$(0.07)	$(0.34)	$-	$9.38	2.79%	$35,875	1.00%	6.95%	1.27%	6.68%	39%
2004	(3)	9.13	0.68	0.32	(0.68)	-	9.45	11.30	43,842	1.00	7.25	1.26	6.99	80
2003	(3)	7.90	0.68	1.24	(0.69)	-	9.13	25.30	42,013	1.06	7.72	1.24	7.54	122
2002		9.23	0.65	(1.21)	(0.70)	(0.07)	7.90	(6.66)	23,900	1.10	7.64	1.47	7.27	86
2001	(3) (4)	9.93	0.02	(0.68)	(0.04)	-	9.23	(6.55)	161	1.10	6.53	1.33	6.30	53
Class B
2005	(2) (3)	$9.41	$0.30	$(0.07)	$(0.30)	$-	$9.34	2.42%	$7,904	1.75%	6.20%	2.02%	5.93%	39%
2004	(3)	9.09	0.61	0.32	(0.61)	-	9.41	10.52	8,521	1.75	6.50	2.01	6.24	80
2003	(3)	7.87	0.61	1.24	(0.63)	-	9.09	24.33	8,939	1.81	7.00	1.99	6.82	122
2002		9.19	0.69	(1.31)	(0.63)	(0.07)	7.87	(7.26)	774	1.80	7.49	2.28	7.01	86
2001	(3) (4)	9.88	0.02	(0.67)	(0.04)	-	9.19	(6.47)	40	1.77	6.02	2.02	5.77	53
Class C
2005	(2) (3)	$9.42	$0.30	$(0.07)	$(0.30)	$-	$9.35	2.41%	$14,262	1.75%	6.19%	2.02%	5.92%	39%
2004	(3)	9.10	0.61	0.32	(0.61)	-	9.42	10.51	17,349	1.75	6.50	2.01	6.24	80
2003	(3)	7.89	0.61	1.23	(0.63)	-	9.10	24.14	19,685	1.80	7.01	1.98	6.83	122
2002		9.21	0.64	(1.27)	(0.62)	(0.07)	7.89	(7.34)	7,213	1.83	7.08	2.26	6.65	86
2001	(3) (4)	9.90	0.05	(0.70)	(0.04)	-	9.21	(6.50)	3,749	1.94	5.53	2.21	5.26	53
Class R
2005	(2) (3)	$9.60	$0.31	$(0.07)	$(0.33)	$-	$9.51	2.47%	$2	1.25%	6.27%	1.67%	5.85%	39%
2004	(3) (5)	9.21	0.69	0.32	(0.62)	-	9.60	11.29	1	1.00	7.33	1.26	7.07	80
2003	(3)	7.98	0.71	1.22	(0.70)	-	9.21	25.11	777	1.00	7.86	1.18	7.68	122
2002		9.32	0.73	(1.30)	(0.70)	(0.07)	7.98	(6.66)	87	1.01	8.46	1.57	7.90	86
2001	(3) (6)	9.50	0.01	(0.19)	-	-	9.32	(1.90)	-	-	1.23	-	1.23	53
Class Y
2005	(2) (3)	$9.46	$0.35	$(0.07)	$(0.35)	$-	$9.39	2.92%	$210,946	0.75%	7.20%	1.02%	6.93%	39%
2004	(3)	9.13	0.70	0.34	(0.71)	-	9.46	11.69	234,770	0.75	7.49	1.01	7.23	80
2003	(3)	7.92	0.69	1.24	(0.72)	-	9.13	25.29	179,416	0.83	7.97	1.01	7.79	122
2002		9.24	0.74	(1.28)	(0.71)	(0.07)	7.92	(6.33)	21,157	0.82	8.19	1.27	7.74	86
2001	(3) (4)	9.92	0.05	(0.69)	(0.04)	-	9.24	(6.47)	8,308	0.96	6.06	1.23	5.79	53
Inflation Protected Securities Fund (7)
Class A
2005	(2) (3)	$10.00	$0.13	$0.08	$(0.14)	$-	$10.07	2.10%	$3,229	0.85%	2.55%	1.09%	2.31%	6%
Class C
2005	(2) (3)	$10.00	$0.08	$0.09	$(0.11)	$-	$10.06	1.73%	$492	1.60%	1.54%	1.84%	1.30%	6%
Class R
2005	(2) (3)	$10.00	$0.13	$0.08	$(0.13)	$-	$10.08	2.08%	$1	1.10%	2.59%	1.49%	2.20%	6%
Class Y
2005	(2) (3)	$10.00	$0.14	$0.09	$(0.15)	$-	$10.08	0.28%	$189,943	0.60%	2.70%	0.84%	2.46%	6%

  (1)  The financial highlights for the High Income Bond Fund as set forth herein include the historical financial highlights of the First American High Yield Bond Fund
Class A shares, Class B shares Class C shares, Class S shares, and Class Y shares. The assets of the First American High Yield Bond Fund were acquired by High
Income Bond Fund on March 14, 2003. In connection with such acquisition, Class A shares, Class B shares, Class C shares, Class S shares, and Class Y shares of the First American High Yield Bond Fund were exchanged for Class A shares, Class B shares, Class C shares, Class S shares, and Class Y shares of High Income Bond
Fund respectively. Historical per-share amounts have been adjusted to reflect the conversion ratios utilized for the merger of the High Income Bond Fund and the First
American High Yield Bond Fund.

  (2)  For the six months ended March 31, 2005 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

  (3)  Per share data calculated using average shares outstanding method.

  (4)  Commenced operations on August 30, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

  (5)  Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

  (6)  Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

  (7)  Commenced operations on October 1, 2004.

  (8)  Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

FIRST AMERICAN FUNDS Semiannual Report 2005

Financial Highlights For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

		Net Asset Value Beginning of Period	Net Investment Income	Realized and Unrealized Gains (Losses) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Gains	Distributions from Return of Capital	Net Asset Value End of Period	Total Return (7)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets (Excluding Waivers)	Portfolio Turnover Rate
Intermediate Government Bond Fund
Class A
2005	(1)	$8.82	$0.13	$(0.15)	$(0.14)	$(0.40)	$-	$8.26	(0.23)%	$1,838	0.75%	3.12%	1.10%	2.77%	125%
2004		10.01	0.24	(0.16)	(0.24)	(1.03)	-	8.82	0.98	1,872	0.75	2.69	1.03	2.41	53
2003	(2)	10.00	0.32	0.02	(0.33)	-	-	10.01	3.53	2,502	0.75	3.22	1.05	2.92	74
Class Y
2005	(1)	$8.82	$0.14	$(0.16)	$(0.15)	$(0.40)	$-	$8.25	(0.27)%	$80,716	0.60%	3.25%	0.85%	3.00%	125%
2004		10.01	0.26	(0.17)	(0.25)	(1.03)	-	8.82	1.14	129,769	0.60	2.84	0.78	2.66	53
2003	(2)	10.00	0.34	0.01	(0.34)	-	-	10.01	3.64	334,869	0.60	3.68	0.80	3.48	74
Intermediate Term Bond Fund (3)
Class A
2005	(1) (4)	$10.25	$0.16	$(0.15)	$(0.16)	$(0.10)	$-	$10.00	0.06%	$54,882	0.75%	3.23%	1.05%	2.93%	57%
2004	(4)	10.46	0.31	(0.10)	(0.31)	(0.11)	-	10.25	2.06	63,219	0.75	2.97	1.04	2.68	169
2003		10.35	0.39	0.12	(0.40)	-	-	10.46	5.09	78,682	0.75	3.89	1.05	3.59	133
2002		10.26	0.50	0.10	(0.50)	-	(0.01)	10.35	6.11	65,291	0.75	4.96	1.02	4.69	40
2001	(4) (5)	9.70	0.54	0.55	(0.51)	(0.02)	-	10.26	11.46	61,225	0.85	5.62	0.96	5.51	30
2000	(6)	9.68	0.58	0.02	(0.58)	-	-	9.70	6.41	27,431	0.82	6.08	0.95	5.95	18
1999	(6)	10.07	0.54	(0.38)	(0.54)	(0.01)	-	9.68	1.66	33,779	0.81	5.47	0.95	5.33	64
Class Y
2005	(1) (4)	$10.22	$0.17	$(0.15)	$(0.17)	$(0.10)	$-	$9.97	0.14%	$1,154,085	0.60%	3.38%	0.80%	3.18%	57%
2004	(4)	10.43	0.33	(0.11)	(0.32)	(0.11)	-	10.22	2.22	1,219,707	0.60	3.12	0.79	2.93	169
2003		10.32	0.41	0.12	(0.42)	-	-	10.43	5.25	1,296,529	0.60	4.05	0.80	3.85	133
2002		10.23	0.52	0.10	(0.52)	-	(0.01)	10.32	6.29	978,406	0.60	5.11	0.77	4.94	40
2001	(4) (5)	9.68	0.56	0.54	(0.53)	(0.02)	-	10.23	11.61	878,695	0.60	5.83	0.70	5.73	30
2000	(6)	9.66	0.60	0.02	(0.60)	-	-	9.68	6.67	408,708	0.57	6.33	0.70	6.20	18
1999	(6)	10.04	0.56	(0.37)	(0.56)	(0.01)	-	9.66	1.91	284,047	0.56	5.71	0.70	5.57	64

  (1)  For the six months ended March 31, 2005 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

  (2)  Commenced operations on October 25, 2002. All ratios for the period have been annualized, except total return and portfolio turnover.

  (3)  The financial highlights for the Intermediate Term Bond Fund as set forth herein include the historical financial highlights of the Firstar Intermediate Bond Fund
Class A shares, Class Y shares, and Class I shares. The assets of the Firstar Intermediate Bond Fund were acquired by Intermediate Term Bond Fund on
September 24, 2001. In connection with such acquisition, Class A shares, Class Y shares, and Class I shares of the Firstar Intermediate Bond Fund were exchanged for
Class A shares, Class S shares, and Class Y shares of Intermediate Term Bond Fund, respectively. Historical per-share amounts have been adjusted to reflect the conversion ratios utilized for the merger of the Intermediate Term Bond Fund and the Firstar Intermediate Bond Fund.

  (4)  Per share data calculated using average shares outstanding method.

  (5)  For the period November 1, 2000 to September 30, 2001. Effective in 2001, the fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.

  (6)  For the fiscal year ended October 31.

  (7)  Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

FIRST AMERICAN FUNDS Semiannual Report 2005

Financial Highlights For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

		Net Asset Value Beginning of Period	Net Investment Income	Realized and Unrealized Gains (Losses) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Gains	Distribtutions from Return of Capital	Net Asset Value End of Period
Short Term Bond Fund
Class A
2005	(1) (2)	$10.11	$0.13	$(0.16)	$(0.13)	$-	$-	$9.95
2004	(2)	10.26	0.23	(0.15)	(0.23)	-	-	10.11
2003		10.29	0.28	(0.01)	(0.30)	-	-	10.26
2002		10.27	0.42	0.04	(0.43)	-	(0.01)	10.29
2001	(2)	9.91	0.61	0.40	(0.65)	-	-	10.27
2000		9.86	0.58	0.02	(0.55)	-	-	9.91
Class Y
2005	(1) (2)	$10.11	$0.14	$(0.15)	$(0.14)	$-	$-	$9.96
2004	(2)	10.26	0.25	(0.16)	(0.24)	-	-	10.11
2003		10.30	0.30	(0.02)	(0.32)	-	-	10.26
2002		10.27	0.43	0.05	(0.44)	-	(0.01)	10.30
2001	(2)	9.91	0.63	0.39	(0.66)	-	-	10.27
2000		9.87	0.59	0.01	(0.56)	-	-	9.91
U.S. Government Mortgage Fund
Class A (3)
2005	(1) (2)	$10.72	$0.21	$(0.11)	$(0.25)	$-	$-	$10.57
2004	(2)	10.89	0.38	(0.09)	(0.46)	-	-	10.72
2003		11.16	0.35	(0.05)	(0.45)	(0.12)	-	10.89
2002		11.01	0.50	0.20	(0.55)	-	-	11.16
2001	(2) (4)	10.44	0.51	0.60	(0.54)	-	-	11.01
2000	(5)	10.34	0.53	0.08	(0.51)	-	-	10.44
1999	(6)	10.74	0.54	(0.40)	(0.54)	-	-	10.34
Class B (3)
2005	(1) (2)	$10.74	$0.17	$(0.11)	$(0.21)	$-	$-	$10.59
2004	(2)	10.90	0.30	(0.08)	(0.38)	-	-	10.74
2003		11.18	0.28	(0.06)	(0.38)	(0.12)	-	10.90
2002		11.03	0.42	0.20	(0.47)	-	-	11.18
2001	(2) (4)	10.45	0.43	0.62	(0.47)	-	-	11.03
2000	(5)	10.36	0.45	0.08	(0.44)	-	-	10.45
1999	(6)	10.74	0.47	(0.38)	(0.47)	-	-	10.36
Class C
2005	(1) (2)	$10.68	$0.16	$(0.11)	$(0.20)	$-	$-	$10.53
2004	(2)	10.84	0.30	(0.09)	(0.37)	-	-	10.68
2003		11.13	0.29	(0.08)	(0.38)	(0.12)	-	10.84
2002		11.00	0.46	0.15	(0.48)	-	-	11.13
2001	(2) (7)	10.98	0.05	(0.03)	-	-	-	11.00
Class R (3)
2005	(1) (2)	$10.72	$0.18	$(0.10)	$(0.24)	$-	$-	$10.56
2004	(2) (8)	10.85	0.39	(0.10)	(0.42)	-	-	10.72
2003		11.12	0.30	-	(0.45)	(0.12)	-	10.85
2002		10.97	0.49	0.20	(0.54)	-	-	11.12
2001	(2) (4)	10.40	0.62	0.49	(0.54)	-	-	10.97
2000	(5)	10.31	0.53	0.07	(0.51)	-	-	10.40
1999	(6)	10.70	0.53	(0.38)	(0.54)	-	-	10.31
Class Y (3)
2005	(1) (2)	$10.73	$0.22	$(0.12)	$(0.26)	$-	$-	$10.57
2004	(2)	10.89	0.41	(0.08)	(0.49)	-	-	10.73
2003		11.16	0.37	(0.04)	(0.48)	(0.12)	-	10.89
2002		11.01	0.53	0.19	(0.57)	-	-	11.16
2001	(2) (4)	10.44	0.53	0.60	(0.56)	-	-	11.01
2000	(5)	10.34	0.55	0.08	(0.53)	-	-	10.44
1999	(6)	10.74	0.58	(0.41)	(0.57)	-	-	10.34

		Total Return (9)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets (Excluding Waivers)	Portfolio Turnover Rate
Short Term Bond Fund
Class A
2005	(1) (2)	(0.26)%	$110,616	0.75%	2.57%	1.05%	2.27%	35%
2004	(2)	0.76	130,531	0.75	2.28	1.05	1.98	89
2003		2.71	159,451	0.75	2.75	1.05	2.45	60
2002		4.59	163,358	0.75	4.06	1.04	3.77	59
2001	(2)	10.48	133,177	0.60	6.04	1.15	5.49	69
2000		6.30	80,992	0.60	6.12	1.13	5.59	95
Class Y
2005	(1) (2)	(0.08)%	$820,710	0.60%	2.72%	0.80%	2.52%	35%
2004	(2)	0.91	943,181	0.60	2.43	0.80	2.23	89
2003		2.76	832,266	0.60	2.84	0.80	2.64	60
2002		4.85	484,583	0.60	4.18	0.79	3.99	59
2001	(2)	10.64	277,244	0.46	6.24	1.02	5.68	69
2000		6.29	92,092	0.51	5.94	0.98	5.47	95
U.S. Government Mortgage Fund
Class A (3)
2005	(1) (2)	0.88%	$28,363	0.95%	3.84%	1.08%	3.71%	146%
2004	(2)	2.74	32,815	0.95	3.53	1.05	3.43	127
2003		2.79	24,667	0.95	2.98	1.06	2.87	175
2002		6.53	16,985	0.95	4.61	1.08	4.48	197
2001	(2) (4)	10.88	7,751	1.04	5.15	1.19	5.00	22
2000	(5)	6.05	3,644	1.04	5.36	1.15	5.25	23
1999	(6)	1.37	4,620	0.98	5.15	1.09	5.04	26
Class B (3)
2005	(1) (2)	0.51%	$8,717	1.70%	3.09%	1.83%	2.96%	146%
2004	(2)	2.02	9,155	1.70	2.79	1.80	2.69	127
2003		1.96	11,397	1.70	2.22	1.81	2.11	175
2002		5.79	6,235	1.70	3.85	1.83	3.72	197
2001	(2) (4)	10.25	2,039	1.71	4.37	1.86	4.22	22
2000	(5)	5.27	139	1.74	4.66	1.85	4.55	23
1999	(6)	0.86	282	1.68	4.47	1.79	4.36	26
Class C
2005	(1) (2)	0.50%	$8,184	1.70%	3.09%	1.83%	2.96%	146%
2004	(2)	2.02	10,520	1.70	2.79	1.80	2.69	127
2003		1.91	18,801	1.70	2.19	1.81	2.08	175
2002		5.78	5,834	1.70	3.92	1.83	3.79	197
2001	(2) (7)	0.18	105	0.82	5.26	1.12	4.96	22
Class R (3)
2005	(1) (2)	0.70%	$1	1.20%	3.40%	1.48%	3.12%	146%
2004	(2) (8)	2.74	1	0.95	3.58	1.05	3.48	127
2003		2.79	17,296	0.95	3.04	1.06	2.93	175
2002		6.55	21,355	0.95	4.59	1.08	4.46	197
2001	(2) (4)	10.94	19,092	0.97	6.52	1.15	6.34	22
2000	(5)	5.96	5,145	1.04	5.36	1.15	5.25	23
1999	(6)	1.45	8,584	0.98	5.17	1.09	5.06	26
Class Y (3)
2005	(1) (2)	0.91%	$164,264	0.70%	4.09%	0.83%	3.96%	146%
2004	(2)	3.09	171,143	0.70	3.79	0.80	3.69	127
2003		3.03	214,531	0.70	3.27	0.81	3.16	175
2002		6.79	181,046	0.70	4.84	0.83	4.71	197
2001	(2) (4)	11.14	183,883	0.71	5.37	0.85	5.23	22
2000	(5)	6.34	53,896	0.74	5.66	1.15	5.25	23
1999	(6)	1.67	72,483	0.68	5.45	1.09	5.04	26

  (1)  For the six months ended March 31, 2005 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

  (2)  Per share data calculated using average shares outstanding method.

  (3)  The financial highlights for the U.S. Government Mortgage Fund as set forth herein include the historical financial highlights of the Firstar U. S. Government Securities
Fund Class A shares, Class B shares, Class Y shares, and Class I shares. The assets of the Firstar U.S. Government Securities Fund were acquired by the U. S. Government
Mortgage Fund on September 24, 2001. In connection with such acquisition, Class A shares, Class B shares, Class Y shares, and Class I shares of the Firstar U.S. Government
Securities Fund were exchanged for Class A shares, Class B shares, Class S shares, and Class Y shares of U.S. Government Mortgage Fund, respectively.

  (4)  For the period November 1, 2000 to September 30, 2001. Effective in 2001, the fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portofolio turnover.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

  (5)  For the period December 1, 1999 to October 31, 2000. Effective in 2000, the fund's fiscal year end was changed from November 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

  (6)  For the fiscal year ended November 30.

  (7)  Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

  (8)  Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

  (9)  Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

FIRST AMERICAN FUNDS Semiannual Report 2005

Notes to Financial Statements  March 31, 2005 (unaudited)

1 >  Organization

The Core Bond Fund, Corporate Bond Fund, High Income Bond Fund, Inflation Protected Securities Fund, Intermediate Government Bond Fund, Intermediate Term Bond Fund, Short Term Bond Fund, and U.S. Government Mortgage Fund (each a "fund" and collectively, the "funds") are mutual funds offered by First American Investment Funds, Inc. ("FAIF"), which is a member of the First American Family of Funds. Inflation Protected Securities Fund commenced operations on October 1, 2004. As of March 31, 2005, FAIF offered 38 funds, including the funds listed above. FAIF is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. FAIF's articles of incorporation permit the funds' board of directors to create additional funds in the future. Each fund is a diversified open-end management investment company.

FAIF offers Class A, Class B, Class C, Class R, and Class Y shares. Prior to July 1, 2004, Class R shares were named Class S shares. Class A shares of Intermediate Government Bond Fund, Intermediate Term Bond Fund, and Short Term Bond Fund are sold with a front-end sales charge of 2.25%. Class A shares of Core Bond Fund, Corporate Bond Fund, High Income Bond Fund, Inflation Protected Securities Fund, and U.S. Government Mortgage Fund are sold with a front-end sales charge of 4.25%. Class B shares are subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Class C shares may be subject to a contingent deferred sales charge for 12 months, and will not convert to Class A shares. Class R shares have no sales charge and are offered only through certain tax-deferred retirement plans. Class Y shares have no sales charge and are offered only to qualifying institutional investors and certain other qualifying accounts. Class B, Class C, and Class R shares are not offered by Intermediate Government Bond Fund, Intermediate Term Bond Fund, or Short Term Bond Fund. Class B shares are not offered by Inflation Protected Securities Fund.

The funds' prospectuses provide descriptions of each fund's investment objective, principal investment strategies and principal risks. All classes of shares in a fund have identical voting, dividend, liquidation, and other rights, and the same terms and conditions, except that certain fees, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to that class' servicing or distribution arrangements.

2 >  Summary of Significant Accounting Policies

The significant accounting policies followed by the funds are as follows:

SECURITY VALUATIONS – Security valuations for the funds' investments are furnished by one or more independent pricing services that have been approved by the funds' board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the funds utilize the Nasdaq Official Closing Price which compares the last trade to the bid/ask range of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the funds' board of directors. Some of the factors which may be considered by the board of directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock

FIRST AMERICAN FUNDS Semiannual Report 2005

Exchange, the securities will be valued at fair value. Price movements in futures contracts and ADRs (American Depositary Receipts), and various other indices, may be reviewed in the course of making a good faith determination of a security's fair value. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from net asset value that would be calculated without regard to such considerations. As of March 31, 2005, Core Bond Fund, High Income Bond Fund, and Short Term Bond Fund held fair value securities with a value of $146,545, $0, and $0, respectively, or 0.0%, 0.0%, and 0.0% of total net assets, respectively. Debt obligations with 60 days or less remaining until maturity will be valued at their amortized cost, which approximates market value. Foreign securities are valued at the closing prices on the principal exchanges on which they trade. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents. Investments in open-end mutual funds are valued at the respective net asset value of each underlying fund on the valuation date.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes. Each fund reserves the right to pay part or all of the proceeds from a redemption request in a proportionate share of readily marketable securities in the fund instead of cash. The resulting gain/loss is calculated as the difference between the fair value and the underlying cost of the security on the transaction date.

DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are declared and paid monthly. Any net realized capital gains on sales of a fund's securities are distributed to shareholders at least annually.

FEDERAL TAXES – Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to losses deferred due to wash sales, paydowns on pass through obligations, expiring capital loss carryforwards, and tax mark to market adjustments under Section 311(e) of the Taxpayer Relief Act of 1997. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period that the differences arise.

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the fund. The distributions paid during the six months ended March 31, 2005 (estimated) and the fiscal year ended September 30, 2004, were characterized as follows (000):

	2005
Fund	Ordinary Income	Long Term Gain	Return of Capital	Total
Core Bond Fund	$37,321	$1,287		$38,608
Corporate Bond Fund	6,385	-	-	6,385
High Income Bond Fund	10,648	-	-	10,648
Inflation Protected Securities Fund*	1,394	6	-	1,400
Intermediate Government Bond Fund	1,863	4,927	-	6,790
Intermediate Term Bond Fund	21,090	11,804	-	32,894
Short Term Bond Fund	14,248	-	-	14,248
U.S. Government Mortgage Fund	5,012	-	-	5,012
	2004
Fund	Ordinary Income	Long Term Gain	Return of Capital	Total
Core Bond Fund	$79,871	$32,065	-	$111,936
Corporate Bond Fund	13,105	-	19	13,124
High Income Bond Fund	20,894	-	-	20,894
Intermediate Government Bond Fund	7,590	27,610	-	35,200
Intermediate Term Bond Fund	43,278	14,419	-	57,697
Short Term Bond Fund	25,252	-	-	25,252
U.S. Government Mortgage Fund	11,561	-	-	11,561

*  Fund commenced operations on October 1, 2004.

FIRST AMERICAN FUNDS Semiannual Report 2005

Notes to Financial Statements  March 31, 2005 (unaudited)

As of September 30, 2004, the funds' most recently completed fiscal year end, the components of accumulated earnings (deficit) on a tax basis were (000):

Fund	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Accumulated Capital and Post-October Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
Core Bond Fund	$382	$1,282	$-	$12,417	$14,081
Corporate Bond Fund	-	-	(26,390)	6,770	(19,620)
High Income Bond Fund	148	-	(18,775)	12,673	(5,954)
Intermediate Government Bond Fund	165	4,768	-	905	5,838
Intermediate Term Bond Fund	382	11,785	-	8,842	21,009
Short Term Bond Fund	549	-	(3,380)	(2,282)	(5,113)
U.S. Government Mortgage Fund	242	-	(4,872)	1,685	(2,945)

The difference between book and tax basis unrealized appreciation (depreciation) is primarily due to the tax deferral of losses on wash sales and tax mark to market adjustments made under Section 311(e) of the Taxpayer Relief Act of 1997.

As of September 30, 2004, the funds' most recently completed fiscal year-end, the following funds had capital loss carryforwards (000):

	2006	2007	2008	2009	2010	2011	2012	Total
Fund
Corporate Bond Fund	$15,243	$7,438	$-	$-	$-	$3,709	$-	$26,390
High Income Bond Fund	-	-	-	-	9,280	9,495	-	18,775
Short Term Bond Fund	604	632	145	-	-	4	-	1,385
U.S. Government Mortgage Fund	-	-	-	-	-	-	3,145	3,145

In accordance with Section 382 of the Internal Revenue Code, utilization of all or a portion of the above capital loss carryovers is limited on an annual basis for Corporate Bond Fund to $6,352,310, per tax year for a portion of their capital loss carryover.

Certain funds incurred a loss for tax purposes for the period from November 1, 2003 to September 30, 2004. As permitted by tax regulations, the funds intend to elect to defer and treat these losses as arising in the fiscal year ending September 30, 2005. The following funds had deferred losses (000):

Fund	Amount
Short Term Bond Fund	$1,995
U.S. Government Mortgage Fund	1,727

FUTURES TRANSACTIONS – In order to protect against changes in interest rates and to maintain sufficient liquidity to meet redemption requests, each fund may enter into interest rate futures. Upon entering into a futures contract, the fund is required to deposit cash or pledge U.S. government securities in an amount equal to five percent of the purchase price indicated in the futures contract (initial margin). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the fund each day (daily variation margin) and are recorded as unrealized gains (losses) until the contract is closed. When the contract is closed, the fund records a realized gain (loss) equal to the difference between the proceeds from (or cost of) the closing transaction and the fund's basis in the contract.

Risks of entering into futures contracts, in general, include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a fund could lose more than the original margin deposit required to initiate a futures transaction. These contracts involve market risk in excess of the amount reflected in the fund's statement of assets and liabilities. Unrealized gains (losses) on outstanding positions in futures contracts held at the close of the year will be recognized as capital gains (losses) for federal income tax purposes.

OPTIONS TRANSACTIONS – The funds may utilize options in an attempt to manage market or business risk or enhance their yield. When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current market value of the option written. When a written option expires, a gain is realized in the amount of the premium

FIRST AMERICAN FUNDS Semiannual Report 2005

originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that is purchased upon exercise of the option.

Purchased options are recorded as investments and marked-to-market daily to reflect the current market value of the option contract. If a purchased option expires, a loss is realized in the amount of the cost of the option. If a closing transaction is entered into, a gain or loss is realized, to the extent that the proceeds from the sale are greater or less than the cost of the option. If a put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

INFLATION-INDEXED BONDS – The funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

FOREIGN CURRENCY TRANSLATION – The books and records of the High Income Bond Fund relating to the fund's non-U.S. dollar denominated investments are maintained in U.S. dollars on the following basis:

•  market value of investment securities, assets, and liabilities are translated at the current rate of exchange; and

•  purchases and sales of investment securities, income, and expenses are translated at the relevant rates of exchange prevailing on the respective dates of such transactions.

The High Income Bond Fund does not isolate the portion of gains and losses on investments in debt securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of debt securities. The High Income Bond Fund does isolate the effect of fluctuations in foreign currency rates when determining the gain or loss upon sale or maturity of foreign currency denominated debt obligations pursuant to the federal income tax regulations. Such amounts are categorized as foreign currency gain or loss for both financial reporting and income tax reporting purposes.

The High Income Bond Fund reports certain foreign currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS – Delivery and payment for securities that have been purchased by a fund on a forward-commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the portfolio maintains, in a segregated account with its custodian, assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the fund's net asset value if the fund makes such purchases while remaining substantially fully invested. At March 31, 2005, the following funds had outstanding when-issued commitments (000):

Fund	Cost	Segregated Assets
Core Bond Fund	$86,994	$143,622
Corporate Bond Fund	15,916	37,558
U.S. Government Mortgage Fund	41,777	53,534

In connection with the ability to purchase securities on a when-issued basis, each fund may also enter into dollar rolls in which the fund sells securities purchased on a forward-commitment basis and simultaneously contracts with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date. As an inducement for the fund to "rollover" its purchase commitments, the fund receives negotiated amounts in the form of reductions of the purchase price of the commitment. Dollar rolls are considered a form of leverage.

ILLIQUID OR RESTRICTED SECURITIES – A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Each fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Certain restricted securities may be considered illiquid. Restricted

FIRST AMERICAN FUNDS Semiannual Report 2005

Notes to Financial Statements  March 31, 2005 (unaudited)

securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the funds' board of directors as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on a funds' investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the fund's board of directors. At March 31, 2005, Core Bond Fund, Corporate Bond Fund, High Income Bond Fund, Inflation Protected Securities Fund, Intermediate Term Bond Fund, Short Term Bond Fund, and U.S. Government Mortgage Fund had investments in illiquid securities with a total market value of $93,659,172, $3,107,800, $5,535,489, $191,042, $55,249,562, $49,383,479, and $5,534,591, respectively, or 5.0%, 1.1%, 2.1%, 0.1%, 4.6%, 5.3%, and 2.6%, respectively, of total net assets.

Information concerning illiquid securities, including restricted securities considered to be illiquid, is as follows (000):

Core Bond Fund
Security	Par	Dates Acquired	Cost Basis
Bank of America Commercial Mortgage	$12,310	3/05	$12,372
Duty Free International	2,442	1/99-7/99	2,438
Granite Mortgages	7,000	7/04	7,162
GRP/AG Real Estate Asset Trust	786	2/04	786
MLCC Mortgage Investors Series 2003-G	12,489	11/03	12,851
MLCC Mortgage Investors Series 2004-B	10,688	5/04	11,036
Sequoia Mortgage Trust	13,078	5/04	13,423
Structured Mortgage Loan Trust	6,748	7/04	6,967
Wells Fargo Mortgage Backed Securities Trust	8,719	12/04	8,444
William Street Funding	14,890	9/04-3/05	14,893
William Street Funding	5,870	9/04	5,870
Corporate Bond Fund
Security	Par	Dates Acquired	Cost Basis
GRP/AG Real Estate Asset Trust	$570	12/04	$571
MLCC Mortgage Investors	2,461	12/03	2,531
High Income Bond Fund
Security	Shares/Par	Dates Acquired	Cost Basis
American Airlines	$1,000	2/03	$887
Avnet	1,000	10/03	1,070
Chevy Chase Bank	500	11/03	500
Delta Airlines	1,000	01/03	889
Diamond Brands	50	04/98	50
Glenoit	100	03/97-08/97	101
Green Tree Financial	14	05/99	14
Nebco Evans Holdings	-	03/98-11/98	-
Pegasus Communications Fractional Shares	15	10/97	-
Qwest Services	2,000	01/03-5/03	2,145
Sterling Chemicals Holdings	-	10/97	-
Viatel Holdings	-	09/02	-

Inflation Protected Securities Fund
Security	Par	Dates Acquired	Cost Basis
GRP/AG Real Estate Asset Trust	$190	12/04	$190
Intermediate Term Bond Fund
Security	Par	Dates Acquired	Cost Basis
Granite Mortgages	$4,500	7/04	$4,604
GRP/AG Real Estate Asset Trust	1,039	2/04-12/04	1,040
MLCC Mortgage Investors Series 2003-G	9,184	11/03	9,451
MLCC Mortgage Investors Series 2004-B	7,203	5/04	7,438
Sequoia Mortgage Trust	8,967	5/04	9,204
Structured Mortgage Loan Trust	4,663	7/04	4,814
Wells Fargo Mortgage Backed Securities Trust	5,769	12/04	5,587
William Street Funding	3,900	2/05	3,900
William Street Funding	9,405	9/04	9,405
Short Term Bond Fund
Security	Par	Dates Acquired	Cost Basis
Auto Bond Receivables Trust	$106	11/98-11/00	$106
Capital One Master Trust	2,000	7/04	2,018
CNH Equipment Trust	4,700	9/04	4,700
Dow Jones	10,000	5/04	10,000
Granite Mortgage	3,000	9/04	3,000
GRP/AG Real Estate Asset Trust	507	12/04	507
MLCC Mortgage Investors Series 2004-B	7,529	5/04-3/05	7,769
Structured Mortgage Loan Trust	3,677	7/04	3,796
William Street Funding	3,220	2/05	3,220
William Street Funding	4,790	9/04	4,790
U.S. Government Mortgage Fund
Security	Par	Dates Acquired	Cost Basis
Bank of America Commercial Mortgage	$5,000	3/05	$5,025
GRP/AG Real Estate Asset Trust	507	2/04-12/04	507

SECURITIES LENDING – In order to generate additional income, a fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. Each fund's policy is to maintain collateral in the form of cash, U.S. government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned. The collateral is then "marked to market" daily until the securities are returned. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially.

U.S. Bancorp Asset Management, Inc. ("USBAM") serves as the securities lending agent for the funds in transactions involving the lending of portfolio securities on behalf of the funds. USBAM acts as the securities lending agent pursuant to, and subject to compliance with conditions contained in, an exemptive order issued by the Securities

FIRST AMERICAN FUNDS Semiannual Report 2005

and Exchange Commission ("SEC"). During the six months ended March 31, 2005, USBAM received fees equal to 35% of the funds' income from securities lending transactions. Fees paid to USBAM by the funds for the six months ended March 31, 2005 were as follows (000):

Fund	Amount
Core Bond Fund	$257
Corporate Bond Fund	20
High Income Bond Fund	65
Intermediate Term Bond Fund	156
Short Term Bond Fund	54
U.S. Government Mortgage Fund	12

REPURCHASE AGREEMENTS – A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the funds enter into a repurchase agreement, the value of the underlying collateral security (ies), including accrued interest, will be equal to or exceed the value of the repurchase agreement. Securities that serve to collateralize the repurchase agreement are held by each fund's custodian in book entry or physical form in the custodial account of the fund. Repurchase agreements are valued at cost plus accrued interest receivable.

Pursuant to an exemptive order issued by the SEC, the funds may transfer uninvested cash balances from proceeds from securities lending into joint repurchase agreements for the First American Funds complex managed by USBAM. Certain funds have an interest in joint repurchase agreements dated March 31, 2005 as follows (000s):

Broker	Rate	Collateral Principal	Value	Security Type	Coupon Rate		Maturity
Bear Stearns	3.045%	$100,000	$102,633	Commercial Loans	3.750%-5.490%		2005-2015
Bear Stearns	2.960%	30,000	30,734	Commercial Loans	0.000%		2034
Citibank	2.925%	200,000	215,191	Collateralized Mortgage Obligations Corporate Bonds	0.000% 0.000%-9.400%		2029-2042 2005-2033
CS First Boston	2.900%	250,000	255,002	Federal Home Loan Mortgage Corporation Bonds Federal National Mortgage Association Bonds Government National Mortgage Association Bonds	0.000% 0.000% 3.250%-10.472%		2017-2035 2018-2035 2026-2034
CS First Boston	2.935%	20,000	21,004	Collateralized Mortgage Obligation	0.240%		2035
CS First Boston	2.935%	20,000	21,003	Collateralized Mortgage Obligations	0.000	%-0.430%	2024-2035
CS First Boston	2.935%	20,000	21,001	Collateralized Mortgage Obligations	0.000	%-0.490%	2034-2041
CS First Boston	2.935%	10,000	10,502	Collateralized Mortgage Obligation	0.240%		2035
CS First Boston	2.935%	10,000	10,502	Collateralized Mortgage Obligation	0.240%		2035
Goldman Sachs	3.025%	250,000	255,102	Mortgage Loans	0.000%		2005-2010
Goldman Sachs	3.025%	225,000	229,592	Mortgage Loans	0.000%		2007-2010
Goldman Sachs	2.885%	50,000	51,021	Mortgage Loans	0.000%		2008
Lehman Brothers	2.935%	200,000	219,946	Collateralized Mortgage Obligations	0.000	%-5.500%	2007-2044
Lehman Brothers	3.055%	150,000	150,000	Mortgage Loans	5.420	%-5.558%	2008-2015
Lehman Brothers	3.000%	17,000	18,701	Corporate Bonds	0.000	%-10.875%	2008-2015
Merrill Lynch	2.925%	150,000	157,503	Corporate Bonds	0.000	%-9.700%	2005-2030
Merrill Lynch	2.955%	125,000	131,254	Corporate Bonds	0.000	%-9.875%	2005-2049
Merrill Lynch	2.925%	100,000	105,005	Corporate Bonds	4.950	%-7.125%	2006-2023
Merrill Lynch	2.955%	75,000	78,754	Corporate Bonds	0.000	%-8.375%	2006-2035
Merrill Lynch	2.955%	20,000	21,003	Corporate Bonds	0.000	%-9.250%	2006-2050
Morgan Stanley	2.915%	290,000	296,089	Federal Home Loan Mortgage Corporation Bonds	0.000	%-5.000%	2034-2035

SWAP AGREEMENTS – The funds may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The funds may enter into interest rate and credit default swap agreements to manage exposure to interest rates and credit risk.

Interest rate swap agreements involve the exchange by the fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an

FIRST AMERICAN FUNDS Semiannual Report 2005

Notes to Financial Statements  March 31, 2005 (unaudited)

emerging country, on its obligation. The fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received by the fund are included as part of miscellaneous income on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

EXPENSES – Expenses that are directly related to one of the funds are charged directly to that fund. Other operating expenses are allocated to the funds on the basis of relative net assets of all funds within the First American Fund complex. Class specific expenses, such as 12b-1 fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a fund are allocated to each respective class in proportion to the relative net assets of each class.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the SEC, the funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. The funds did not have any interfund lending transactions during the six months ended March 31, 2005.

DEFERRED COMPENSATION PLAN – Under a Deferred Compensation Plan (the "Plan"), non-interested directors of the First American Fund family may participate and elect to defer receipt of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of selected open-end First American Funds as designated by the Directors. All amounts in the Plan are 100% vested and accounts under the Plan are obligations of the funds. Deferred amounts remain in the funds until distributed in accordance with the Plan.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3 >  Fees and Expenses

ADVISORY FEES – Pursuant to an investment advisory agreement (the "Agreement"), USBAM manages each fund's assets and furnishes related office facilities, equipment, research and personnel. The Agreement requires each fund to pay USBAM a monthly fee based upon average daily net assets. The annual fee for each fund is as follows:

Core Bond Fund	0.50%
Corporate Bond Fund	0.70
High Income Bond Fund	0.70
Inflation Protected Securities Fund	0.50
Intermediate Government Bond Fund	0.50
Intermediate Term Bond Fund	0.50
Short Term Bond Fund	0.50
U.S. Government Mortgage Fund	0.50

USBAM has contractually agreed to waive fees and reimburse other fund expenses until January 31, 2006 so that total

FIRST AMERICAN FUNDS Semiannual Report 2005

fund operating expenses, as a percentage of average daily net assets, do not exceed the following amounts:

Share Class	A	B	C	R	Y
Fund
Core Bond Fund	0.95%	1.70%	1.70%	1.20%	0.70%
Corporate Bond Fund	1.00	1.75	1.75	1.25	0.75
High Income Bond Fund	1.00	1.75	1.75	1.25	0.75
Inflation Protected Securities Fund	0.85	NA	1.60	1.10	0.60
Intermediate Government Bond Fund	0.75	NA	NA	NA	0.60
Intermediate Term Bond Fund	0.75	NA	NA	NA	0.60
Short Term Bond Fund	0.75	NA	NA	NA	0.60
U.S. Government Mortgage Fund	0.95	1.70	1.70	1.20	0.70

NA = Not Applicable

The funds may invest in related money market funds that are series of First American Funds, Inc. ("FAF"), subject to certain limitations. In order to avoid the payment of duplicative investment advisory fees to USBAM, which acts as the investment adviser to both the investing funds and the related money market funds, USBAM will reimburse each investing fund an amount equal to that portion of USBAM's investment advisory fee received from the related money market funds that is attributable to the assets of the investing fund. For financial statement purposes, these reimbursements are recorded as investment income.

CO-ADMINISTRATION FEES – USBAM and U.S. Bancorp Fund Services, LLC ("USBFS") (collectively, the "Administrators"), serve as the co-administrators pursuant to a co-administration agreement between the Administrators and the funds. USBAM is a subsidiary of U.S. Bank National Association ("U.S. Bank"). Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Under the co-administration agreement, the Administrators are compensated to provide, or compensate other entities to provide, services to the funds. These services include various legal, oversight and administrative services, accounting services, transfer agency and dividend disbursing services, and shareholder services. The funds pay the Administrators at an annual rate, calculated daily and paid monthly, based on the average daily net assets of all open-end mutual funds in the First American Family of Funds, equal to each fund's pro rata share of an amount equal to 0.25% of the aggregate average daily net assets up to $8 billion, 0.235% of the next $17 billion of the aggregate average daily net assets, 0.22% of the next $25 billion of the aggregate average daily net assets, and 0.20% of the aggregate average daily net assets of all open-end mutual funds in the First American Family of Funds in excess of $50 billion. FAIF pays transfer agent fees of $18,500 per share class and additional per account fees for transfer agent services. These fees are allocated to each fund based upon the fund's pro rata share of the aggregate average daily net assets of the funds that comprise FAIF. For the six months ended March 31, 2005, administration fees paid to USBAM and USBFS by the funds included in this semiannual report were as follows (000):

Fund	Amount
Core Bond Fund	$2,526
Corporate Bond Fund	366
High Income Bond Fund	395
Inflation Protected Securities Fund	130
Intermediate Government Bond Fund	140
Intermediate Term Bond Fund	1,657
Short Term Bond Fund	1,342
U.S. Government Mortgage Fund	281

CUSTODIAN FEES – U.S. Bank serves as the funds' custodian pursuant to a custodian agreement with FAIF. The fee for each fund is equal to an annual rate of 0.01% of average daily net assets. These fees are computed daily and paid monthly.

DISTRIBUTION AND SHAREHOLDER SERVICING FEES – Quasar Distributors, LLC ("Quasar"), a subsidiary of U.S. Bancorp, serves as the distributor of the funds pursuant to a distribution agreement with FAIF. Under the distribution agreement, each fund pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25%, 1.00%, 1.00% and 0.50% of each fund's average daily net assets of the Class A shares, Class B shares, Class C shares, and Class R shares, respectively. No distribution or shareholder servicing fees are paid by Class Y shares. These fees may be used by Quasar to provide compensation for sales support, distribution activities, or shareholder servicing activities.

Quasar is currently waiving fees equal to 0.10% of average daily net assets for Class A shares of the Intermediate Term Bond Fund, Short Term Bond Fund, and Intermediate Government Bond Fund. For the six months ended March 31, 2005, total distribution and shareholder servicing fees waived by Quasar for these funds included in this semiannual report were as follows (000):

Fund	Amount
Intermediate Government Bond Fund	$1
Intermediate Term Bond Fund	30
Short Term Bond Fund	61

FAIF has also adopted and entered into a shareholder servicing plan and agreement with USBAM with respect to

FIRST AMERICAN FUNDS Semiannual Report 2005

Notes to Financial Statements  March 31, 2005 (unaudited)

the Class R shares. Core Bond Fund, Corporate Bond Fund, High Income Bond Fund, Inflation Protected Securities Fund, and U. S. Government Mortgage Fund pay USBAM a monthly shareholder servicing fee equal to an annual rate of 0.15% of the average daily net assets of the fund's Class R shares. USBAM is currently waiving all fees under this plan and agreement. This waiver may be discontinued at any time.

Under these distribution and shareholder servicing agreements, the following amounts were retained by Quasar and USBAM or paid to affiliates of USBAM for the six months ended March 31, 2005 (000):

Fund	Amount
Core Bond Fund	$188
Corporate Bond Fund	31
High Income Bond Fund	35
Inflation Protected Securities Fund	3
Intermediate Government Bond Fund	1
Intermediate Term Bond Fund	30
Short Term Bond Fund	55
U.S. Government Mortgage Fund	55

OTHER FEES – In addition to the investment advisory fees, custodian fees, distribution and shareholder servicing fees, and co-administration fees, each fund is responsible for paying other operating expenses, including: fees and expenses of independent directors, registration fees, printing of shareholder reports, legal, auditing, insurance, and other miscellaneous expenses. For the six months ended March 31, 2005, legal fees and expenses were paid to a law firm of which an Assistant Secretary of the funds is a partner.

CONTINGENT DEFERRED SALES CHARGES – A contingent deferred sales charge ("CDSC") is imposed on redemptions made in the Class B shares. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares. Class B shares automatically convert to Class A shares after eight years.

Year Since Purchase	Contingent Deferred Sales Charge as a Percentage of Dollar Amount Subject to Charge
First	5.00%
Second	5.00%
Third	4.00%
Fourth	3.00%
Fifth	2.00%
Sixth	1.00%
Seventh	0.00%
Eighth	0.00%

A CDSC of 1.00% is imposed on redemptions made in Class C shares for the first 12 months.

The CDSC for Class B and Class C shares is imposed on the value of the purchased shares, or the value at the time of redemption, whichever is less.

For the six months ended March 31, 2005, total CDSCs retained by affiliates of USBAM for distributing the funds' shares were as follows (000):

Fund	Amount
Core Bond Fund	$86
Corporate Bond Fund	22
High Income Bond Fund	34
Inflation Protected Securities Fund	93
Intermediate Government Bond Fund	2
Intermediate Term Bond Fund	19
Short Term Bond Fund	26
U.S. Government Mortgage Fund	90

FIRST AMERICAN FUNDS Semiannual Report 2005

4 >  Capital Share Transactions

FAIF has 420 billion shares of $0.0001 par value capital stock authorized. Capital share transactions for the funds were as follows (000):

	Core Bond Fund		Corporate Bond Fund		High Income Bond Fund		Inflation Protected Securities Fund
	10/01/04 to 3/31/05	10/01/03 to 9/30/04	10/01/04 to 3/31/05	10/01/03 to 9/30/04	10/01/04 to 3/31/05	10/01/03 to 9/30/04	10/01/04 to 3/31/05
	(unaudited)		(unaudited)		(unaudited)		(unaudited)
Class A:
Shares issued	910	5,711	129	1,206	318	1,128	329
Shares issued in lieu of cash distributions	248	642	35	61	119	252	1
Shares redeemed	(2,258)	(6,534)	(255)	(536)	(1,253)	(1,343)	(9)
Total Class A transactions	(1,100)	(181)	(91)	731	(816)	37	321
Class B:
Shares issued	54	175	15	68	46	251	-
Shares issued in lieu of cash distributions	24	85	7	27	17	39	-
Shares redeemed	(211)	(825)	(91)	(890)	(122)	(368)	-
Total Class B transactions	(133)	(565)	(69)	(795)	(59)	(78)	-
Class C:
Shares issued	30	119	4	32	21	222	53
Shares issued in lieu of cash distributions	11	43	6	17	48	119	-
Shares redeemed	(150)	(514)	(50)	(242)	(385)	(662)	(4)
Total Class C transactions	(109)	(352)	(40)	(193)	(316)	(321)	49
Class R:
Shares issued	-	559	-	9	4	33	-
Shares issued in lieu of cash distributions	-	117	-	5	-	2	-
Shares redeemed	-	(4,070)	-	(275)	(4)	(119)	-
Total Class R transactions	-	(3,394)	-	(261)	-	(84)	-
Class Y:
Shares issued	18,200	34,846	3,114	5,441	3,570	10,084	19,151
Shares issued in lieu of cash distributions	1,018	3,549	80	160	99	251	52
Shares redeemed	(21,906)	(53,065)	(2,429)	(5,916)	(6,027)	(5,149)	(358)
Total Class Y transactions	(2,688)	(14,670)	765	(315)	(2,358)	5,186	18,845
Net increase (decrease) in capital shares	(4,030)	(19,162)	565	(833)	(3,549)	4,740	19,215

FIRST AMERICAN FUNDS Semiannual Report 2005

Notes to Financial Statements  March 31, 2005 (unaudited)

	Intermediate Government Bond Fund		Intermediate Term Bond Fund		Short Term Bond Fund		U.S. Government Mortgage Fund
	10/01/04 to 3/31/05	10/01/03 to 9/30/04	10/01/04 to 3/31/05	10/01/03 to 9/30/04	10/01/04 to 3/31/05	10/01/03 to 9/30/04	10/01/04 to 3/31/05	10/01/03 to 9/30/04
	(unaudited)			(unaudited)		(unaudited)		(unaudited)
Class A:
Shares issued	92	88	406	2,566	401	2,907	313	1,742
Shares issued in lieu of cash distributions	13	25	126	195	126	252	58	97
Shares redeemed	(94)	(151)	(1,210)	(4,118)	(2,327)	(5787)	(748)	(1,045)
Total Class A transactions	11	(38)	(678)	(1,357)	(1,800)	(2,628)	(377)	794
Class B:
Shares issued	-	-	-	-	-	-	45	119
Shares issued in lieu of cash distributions	-	-	-	-	-	-	14	29
Shares redeemed	-	-	-	-	-	-	(88)	(341)
Total Class B transactions	-	-	-	-	-	-	(29)	(193)
Class C:
Shares issued	-	-	-	-	-	-	14	104
Shares issued in lieu of cash distributions	-	-	-	-	-	-	16	47
Shares redeemed	-	-	-	-	-	-	(238)	(900)
Total Class C transactions	-	-	-	-	-	-	(208)	(749)
Class R:
Shares issued	-	-	-	430	-	186	-	140
Shares issued in lieu of cash distributions	-	-	-	31	-	9	-	33
Shares redeemed	-	-	-	(1,635)	-	(1,045)	-	(1,768)
Total Class R transactions	-	-	-	(1,174)	-	(850)	-	(1,595)
Class Y:
Shares issued	1,111	2,458	14,440	37,708	9,948	45,435	1,938	4,048
Shares issued in lieu of cash distributions	491	3,028	1,320	2,280	397	709	44	101
Shares redeemed	(6,535)	(24,241)	(19,317)	(44,985)	(21,192)	(33,963)	(2,402)	(7,894)
Total Class Y transactions	(4,933)	(18,755)	(3,557)	(4,997)	(10,847)	12,181	(420)	(3,745)
Net increase (decrease) in capital shares	(4,922)	(18,793)	(4,235)	(7,528)	(12,647)	8,703	(1,034)	(5,488)

5 >  Investment Security Transactions

During the six months ended March 31, 2005, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities were as follows (000):

	U.S. Government Securities		Other Investment Securities
Fund	Purchases	Sales	Purchases	Sales
Core Bond Fund	$1,344,826	$1,311,378	$561,299	$665,572
Corporate Bond Fund	78,378	47,121	168,591	174,271
High Income Bond Fund	1,081	3,621	110,463	135,706
Inflation Protected Securities Fund	182,869	4,142	10,016	1,317
Intermediate Government Bond Fund	131,574	178,206	-	-
Intermediate Term Bond Fund	478,171	413,275	224,636	344,597
Short Term Bond Fund	171,102	201,400	186,131	280,537
U.S. Government Mortgage Fund	264,663	286,639	45,496	20,317

The aggregate gross unrealized appreciation and depreciation of securities held by the funds and the total cost of securities (including cost of securities purchased with proceeds from securities lending) for federal income tax purposes at March 31, 2005, were as follows (000):

Fund	Aggregate Gross Appreciation	Aggregate Gross Depreciation	Net	Federal Income Tax Cost
Core Bond Fund	$10,358	$(25,503)	$(15,145)	$2,895,074
Corporate Bond Fund	2,914	(3,468)	(554)	341,087
High Income Bond Fund	9,508	(5,386)	4,122	317,364
Inflation Protected Securities Fund	1,135	(1,497)	(362)	278,182
Intermediate Government Bond Fund	207	(1,735)	(1,528)	84,190
Intermediate Term Bond Fund	3,247	(15,336)	(12,089)	1,666,669
Short Term Bond Fund	925	(17,729)	(16,804)	1,176,408
U.S. Government Mortgage Fund	1,031	(2,047)	(1,016)	313,417

FIRST AMERICAN FUNDS Semiannual Report 2005

6 >  Options Written

The following options written were outstanding as of March 31, 2005 (000):

Call Options Written

Issuer	Expiration Date	Exercise Price	Number of Contracts	Market Value
Core Bond Fund
U.S. Treasury 10 Year Note Future	Jun-05	$113	468	$15
Total call options outstanding (premiums received, $288)				$15
Coporate Bond Fund
U.S. Treasury 10 Year Note Future	Jun-05	$110	150	$72
Total call options outstanding (premiums received, $72)				$72
Inflation Protected Securities Fund
U.S. Treasury 10 Year Note Future	Jun-05	$113	23	$1
Total call options outstanding (premiums received, $15)				$1
Intermediate Term Bond Fund
U.S. Treasury 10 Year Note Future	Jun-05	$113	309	$10
Total call options outstanding (premiums received, $190)				$10
U.S. Government Mortgage Fund
U.S. Treasury 10 Year Note Future	Jun-05	$113	51	$1
Total call options outstanding (premiums received, $31)				$1

Put Options Written

Issuer	Expiration Date	Exercise Price	Number of Contracts	Market Value
Core Bond Fund
U.S. Treasury 10 Year Note Future	Jun-05	$108	103	$42
U.S. Treasury 10 Year Note Future	Jun-05	109	385	282
Total put options outstanding (premiums received, $232)				$324
Coporate Bond Fund
U.S. Treasury 10 Year Note Future	Jun-05	$108	25	$10
U.S. Treasury 10 Year Note Future	Jun-05	109	55	41
Total put options outstanding (premiums received, $33)				$51
Inflation Protected Securities Fund
U.S. Treasury 10 Year Note Future	Jun-05	$108	5	$2
U.S. Treasury 10 Year Note Future	Jun-05	109	19	14
Total put options outstanding (premiums received, $11)				$16
Intermediate Term Bond Fund
U.S. Treasury 10 Year Note Future	Jun-05	$108	68	$28
U.S. Treasury 10 Year Note Future	Jun-05	109	256	188
Total put options outstanding (premiums received, $155)				$216
U.S. Government Mortgage Fund
U.S. Treasury 10 Year Note Future	Jun-05	$108	11	$4
U.S. Treasury 10 Year Note Future	Jun-05	109	42	31
Total put options outstanding (premiums received, $25)				$35

FIRST AMERICAN FUNDS Semiannual Report 2005

Notes to Financial Statements  March 31, 2005 (unaudited)

Transactions in written options for the six months ended March 31, 2005, were as follows (000):

	Put Options Written		Call Options Written
	Number of Contracts	Premium Amount	Number of Contracts	Premium Amount
Core Bond Fund
Balance at September 30, 2004	-	$-	-	$-
Opened	1,693	756	1,673	865
Expired	(1,205)	(524)	(437)	(200)
Closed	-	-	(768)	(377)
Balance at March 31, 2005	488	$232	468	$288
Corporate Bond Fund
Balance at September 30, 2004	-	$-	-	$-
Opened	80	33	150	72
Expired	-	-	-	-
Closed	-	-	-	-
Balance at March 31, 2005	80	$33	150	$72
Inflation Protected Securities Fund
Balance at September 30, 2004	-	$-	-	$-
Opened	55	24	54	29
Expired	(31)	(13)	(16)	(7)
Closed	-	-	(15)	(7)
Balance at March 31, 2005	24	$11	23	$15
Intermediate Government Bond Fund
Balance at September 30, 2004	-	$-	-	$-
Opened	71	31	71	34
Expired	(71)	(31)	(23)	(10)
Closed	-	-	(48)	(24)
Balance at March 31, 2005	-	$-	-	$-
Intermediate Term Bond Fund
Balance at September 30, 2004	-	$-	-	$-
Opened	1,107	495	1,092	565
Expired	(783)	(340)	(284)	(130)
Closed	-	-	(499)	(245)
Balance at March 31, 2005	324	$155	309	$190
U.S. Government Mortgage Fund
Balance at September 30, 2004	-	$-	-	$-
Opened	189	84	187	96
Expired	(136)	(59)	(49)	(22)
Closed	-	-	(87)	(43)
Balance at March 31, 2005	53	$25	51	$31

7 >  Concentration of Risks

Each fund (other than Intermediate Government Bond Fund and U.S. Government Mortgage Fund) may invest in foreign securities. A fund's investment in foreign securities subjects it to special risks associated with foreign investing and to a decline in net asset value resulting from changes in exchange rates between the United States dollar and foreign currencies. Because of the special risks associated with foreign investing, a fund investing in foreign securities may be subject to greater volatility than most mutual funds which invest primarily in domestic securities.

Core Bond Fund and High Income Bond Fund invest in lower-rated (i.e., rated Ba or lower by Moody's or BB or lower by Standard & Poor's) corporate and foreign debt obligations, which are commonly referred to as "junk bonds." Lower-rated securities will usually offer higher yields than higher-rated securities. However, there is more risk associated with these investments. These lower-rated bonds may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. Lower-rated securities tend to have more price volatility and carry more risk to principal than higher-rated securities.

FIRST AMERICAN FUNDS Semiannual Report 2005

The rating of long-term securities as a percentage of total value of investments at the six months ended March 31, 2005, were as follows (unaudited):

Standard & Poor's/ Moody's Ratings	High Income Bond Fund
AAA/Aaa	1.7%
BBB/Baa	2.9
BB/Ba	33.0
B/B	45.2
CCC/Caa	15.2
C	0.4
NR	1.6

Securities rated by only one agency are shown in that category. Securities rated by both agencies are shown with their highest rating.

8 >  Indemnifications

The funds enter into contracts that contain a variety of indemnifications. The funds' maximum exposure under these arrangements is unknown. However, the funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

9 >  Investment Strategy Changes and Name Change for Corporate Bond Fund

On February 15, 2005, the funds' board of directors approved a number of changes to the investment strategies of Corporate Bond Fund and a corresponding change of the fund's name to Total Return Bond Fund. These changes took effect on May 16, 2005.

FIRST AMERICAN FUNDS Semiannual Report 2005

NOTICE TO SHAREHOLDERS March 31, 2005 (unaudited)

How to Obtain a Copy of the Fund's Proxy Voting Policies and Proxy Voting Record

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge upon request by calling 800.677.FUND; (2) at firstamericanfunds.com; and (3) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

Form N-Q Holdings Information

Each fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The funds' Forms N-Q is available (1) without charge upon request by calling 800.677.FUND and (2) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov. In addition, you may review and copy the funds' Forms N-Q at the Commission's Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

Quarterly Portfolio Holdings

Each fund will make complete portfolio holdings information publicly available by posting the information at firstamericanfunds.com on a quarterly basis. The funds will attempt to post such information within 10 days of the quarter end.

FIRST AMERICAN FUNDS Semiannual Report 2005

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Board of Directors First American Investment Funds, Inc.

Virginia Stringer

Chairperson of First American Investment Funds, Inc.

Owner and President of Strategic Management Resources, Inc.

Benjamin Field III

Director of First American Investment Funds, Inc.

Retired; former Senior Financial Advisor, Senior Vice President, Chief Financial Officer, and Treasurer of Bemis Company, Inc.

Roger Gibson

Director of First American Investment Funds, Inc.

Retired; former Vice President of Cargo-United Airlines

Victoria Herget

Director of First American Investment Funds, Inc.

Investment Consultant; former Managing Director of Zurich Scudder Investments

Leonard Kedrowski

Director of First American Investment Funds, Inc.

Owner and President of Executive and Management Consulting, Inc.

Richard Riederer

Director of First American Investment Funds, Inc.

Retired; former President and Chief Executive Officer of Weirton Steel

Joseph Strauss

Director of First American Investment Funds, Inc.

Owner and President of Strauss Management Company

James Wade

Director of First American Investment Funds, Inc.

Owner and President of Jim Wade Homes

First American Investment Funds’ Board of Directors is comprised entirely of independent directors.

Direct fund correspondence to:

First American Funds

P.O. Box 1330

Minneapolis, MN 55440-1330

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio.

This report is for the information of shareholders of the First American Investment Funds, Inc. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the funds.  Read the prospectus carefully before investing.

The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR

U.S. Bancorp Asset Management, Inc.

800 Nicollet Mall

Minneapolis, Minnesota 55402

CO-ADMINISTRATORS

U.S. Bancorp Asset Management, Inc.

800 Nicollet Mall

Minneapolis, Minnesota 55402

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

CUSTODIAN

U.S. Bank National Association

180 East Fifth Street

St. Paul, Minnesota 55101

DISTRIBUTOR

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

220 South Sixth Street

Suite 1400

Minneapolis, Minnesota 55402

COUNSEL

Dorsey & Whitney LLP

50 South Sixth Street

Suite 1500

Minneapolis, Minnesota 55402

First American Funds

P.O. Box 1330
Minneapolis, MN 55440-1330

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.

0117-05     5/2005     SAR-INCOME

Item 2—Code of Ethics

Not applicable to semi-annual report.

Item 3—Audit Committee Financial Expert

Not applicable to semi-annual report.

Item 4—Principal Accountant Fees and Services Response

Not applicable to semi-annual report.

Item 5—Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

This schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of this Item.

Item 11 – Controls and Procedures

(a)            The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b)           There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)(1)  Not applicable.

(a)(2)  Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

(a)(3)  Not applicable.

(b)  Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Investment Funds, Inc.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: June 10, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: June 10, 2005

By:
/s/ Charles D. Gariboldi
Charles D. Gariboldi
Treasurer

Date: June 10, 2005